[The American Funds Insurance Series(SM)]

American Funds Insurance Series

2000 Semi-Annual Report
for the six months ended June 30

]cover:  one red apple]

Results at a Glance

American Funds Insurance Series(SM)
(formerly known as American Variable Insurance Series(r))


American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser to American Funds Insurance Series is Capital Research and Management Company. For nearly seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Returns for periods ended June 30, 2000

                                                                                         5-Year              10-Year
                                                                                         Average             Average
                                                                                         Annual              Annual
                                                  6-Month             1-Year             Compound            Compound
                                                  Total Return        Total Return       Return              Return
Global Growth Fund               Class 1          +2.14%              +45.57%            +32.41%*            -
    since 4/30/97)               Class 2          +2.02               +45.18             +32.09*             -
Global Small Capitalization Fund   Class 1          +2.47               +43.88             +38.21*             -
    (since 4/30/98)              Class 2          +2.35               +43.53             +37.91*             -
Growth Fund                      Class 1          +15.61              +46.68             +31.56              +22.37%
                                 Class 2          +15.48              +46.37             +31.24              +22.05
International Fund               Class 1          -0.09              +50.22             +23.82              +15.58
                                 Class 2          -0.18              +49.93             +23.53              +15.29
New World Fund (since            Class 1          -1.57              +16.26             +16.00*             -
6/17/99)
                                 Class 2          -1.66              +16.03             +15.77*             -
Growth-Income Fund               Class 1          +2.65               -0.16             +17.96              +14.77
                                 Class 2          +2.51               -0.45             +17.66              +14.45
Asset Allocation Fund            Class 1          -0.54               -1.30             13.58               +12.17
                                 Class 2          -0.63               -1.52             +13.30              +11.86
Bond Fund (since 1/2/96)         Class 1          +1.71               +3.63              +5.50*              -
                                 Class 2          +1.58               +3.38              +5.25*              -
High-Yield Bond Fund             Class 1          -0.01               +1.90              +7.73               +9.76
                                 Class 2          -0.18               +1.59              +7.45               +9.42
U.S. Government/AAA-Rated        Class 1          +3.79               +4.46              +5.75               +7.31
    Securities Fund              Class 2          +3.58               +4.22              +5.47               +6.99
Cash Management Fund+            Class 1          +2.85               +5.48              +5.18               +4.79
                                 Class 2          +2.73               +5.13              +4.90               +4.50

*Reflects result for the lifetime of the fund, which is shorter than the stated period.

+As of June 30, 2000, the Cash Management Fund's seven-day annualized yield was 6.13% for
Class 1 shares and 5.89% for Class 2 shares.

Class 2 shares began operations on April 30, 1997. Results that encompass periods before that date assume a hypothetical investment in Class 1 shares and include deduction of the 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The variable annuity and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

Figures shown are past results and are not predictive of future results. Unit price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investments outside the United States, especially those in developing countries, involve additional risks, such as currency fluctuations. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal, as more fully described in the prospectus.


[Begin sidebar]
Global Growth Fund
Where the fund's assets were invested
based on total net assets as of June 30, 2000

                                               Percent of
                                               Net Assets
The Americas
United States                                  27.7%
Canada                                         3.6
Brazil                                         1.7
Mexico                                         1.4
Argentina                                      .1
                                               34.5

Europe
United Kingdom                                 7.8
Germany                                        3.5
Netherlands                                    1.9
Sweden                                         1.8
France                                         1.4
Italy                                          1.2
Spain                                          1.2
Finland                                        1.2
Norway                                         1.0
Portugal                                       .9
Ireland                                        .6
Belgium                                        .4
Switzerland                                    .4
Luxembourg                                     .3
Greece                                         .1
                                               23.7
Asia/Pacific Rim
Japan                                          10.6
Australia                                      2.9
Taiwan                                         2.9
South Korea                                    2.4
Hong Kong                                      1.4
India                                          1.2
People's Republic of China                     .8
Singapore                                      .6
New Zealand                                    .1
                                               22.9
Other
South Africa                                   .9
Cash & Equivalents                             18.0
Total                                          100.0%

[End sidebar]




Fellow Investors:

This report covers the first half of the year 2000 - the six months ended June 30 - for American Funds Insurance Series, which serves as the underlying investment vehicle for the Hartford Leaders variable annuities and other insurance products.

This was a turbulent time in the stock and bond markets with a severe correction in the tech-dominated Nasdaq and a downturn in the broader markets. While the major U.S. indexes rebounded, several ended the first half of the year below where they began. Investors' infatuation with Internet and high-tech stocks, which had fueled much of the Nasdaq market's rise, reached its zenith on March 10. From that high, the Nasdaq Composite Index lost 37.3% and then rebounded, ending the six months down 2.5%. The unmanaged Standard & Poor's 500 Composite Index, which tracks the largest U.S. stocks, lost 0.4% during the six-month period. International equity markets, as measured by the Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index, were down 4.0%.

Lower stock prices can be traced, in part, to rising short-term interest rates and investors' growing impatience with high-tech and Internet-related companies that have no earnings. By June 30, the Federal Reserve Board had raised the federal funds rate - the rate banks charge each other on overnight loans - six times within 12 months, three times since the beginning of the year.

The bond market had a mixed reaction to the Fed's actions. While high-yield and short-term securities declined, long-term U.S. Treasury bonds gained value. The unmanaged Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index gained 3.9%, while the unmanaged Salomon Smith Barney Long-Term High-Yield Index lost 2.0%.

The Fed's actions slowed economic expansion and hurt stock prices, although prices of many so-called "old economy" companies rose as investors appeared to rediscover the value of earnings. In this mixed environment, it is not surprising that results varied among the funds in the series. Here are brief comments about each of the funds. The results are for Class 2 shares; results for Class 1 shares are shown on the opposite page.

Global Growth Fund gained 2.0% despite the correction in stock markets around the world. Technology, media and telecommunications stocks, which had been leaders in the recent past and are some of the fund's largest holdings, bore the brunt of the downturn. However, we believe that the lower prices will create good long-term opportunities. We reduced our concentration of European stocks slightly from 25.1% to 23.7% and our holdings in the Asia/Pacific Rim region declined from 29.9% to 22.9%. Our reserve of cash and equivalents almost doubled from 9.1% to 18.0% of assets.


[Begin sidebar]
Global Small Capitalization Fund
Where the fund's assets were invested
based on total net assets as of June 30, 2000

                                              Percent of
                                              Net Assets
The Americas
United States                                 34.8%
Canada                                        3.8
Brazil                                        1.8
Mexico                                        .9
Argentina                                     .3
Chile                                         .2
                                              41.8
Asia/Pacific Rim
Japan                                         14.0
Taiwan                                        4.6
Hong Kong                                     3.8
Singapore                                     1.6
Australia                                     1.3
Indonesia                                     1.0
South Korea                                   .9
New Zealand                                   .7
People's Republic of China                    .3
Thailand                                      .2
Philippines                                   .1
India                                         .1
                                              28.6
Europe
United Kingdom                                4.1
Sweden                                        3.5
France                                        2.1
Germany                                       1.6
Netherlands                                   1.4
Finland                                       1.3
Luxembourg                                    1.3
Ireland                                       .9
Belgium                                       .6
Switzerland                                   .3
Spain                                         .2
Denmark                                       .2
Turkey                                        .2
                                              17.7
Other
Israel                                        1.4
Cash & Equivalents                            10.5
Total                                         100.0%

[End sidebar]

Global Small Capitalization Fund posted a 2.3% return. As we have noted, this was a particularly volatile period for global equities and small-company stocks in particular. While few investors welcome volatility, those who invest in Global Small Capitalization Fund should be aware that the prices of small-company stocks historically have varied more than those of large companies. Although they are more volatile, we believe that over long periods small-company stocks offer investors good opportunities for gain. During the first six months of this fiscal year, the allocation of investments remained stable with 41.8% of assets in the Americas, 28.6% in the Asia/Pacific Rim region and 17.7% in Europe.

Growth Fund's 15.5% gain for the period was the highest in the series. Although many technology stocks lost ground during the period, we sold many tech holdings before they felt the full brunt of the correction. The fund maintained a position in the stocks of some well-established high-tech companies, such as Intel, which rose 62.4%. In addition, Texas Instruments, which was the second-largest holding at the beginning of the period, was up 41.8%. Viacom, which merged with CBS and was the largest holding, rose 13.4%.

International Fund declined 0.2% as investors around the globe reacted to higher U.S. interest rates and the sharp downturn in U.S. equity markets. The fund's largest exposure remains Europe with 45.6% of assets, followed by the Asia/Pacific Rim region at 35.6%. Some of the fund's biggest gainers included Ericsson, the fifth-largest holding, which rose 22.9%, and Check Point Software Technologies, the fourth-largest holding, which was up 113.1%. Not all of the fund's holdings gained value, of course. Telefonica, the eighth-largest, fell 15.2% and Sony, the sixth-largest holding when the period began, was down 68.6%.

New World Fund, the series' newest fund, completed its first full year of operations on June 17. It has been quite a year. The fund gained 16.0% in the 12 months ended June 30, but declined 1.7% during the current fiscal period. In comparison, the Morgan Stanley Capital International (MSCI) All Country World Free Index fell 2.7% over the six months ended June 30. The unmanaged MSCI Emerging Markets Free Index fell 8.0%. A key element of New World Fund's strategy is its investments in well-known companies based in developed markets that get a significant portion of their revenue from the developing world. When New World Fund was launched, we believed its holdings in global companies such as Coca-Cola and Avon Products would help reduce volatility. We did not expect to be put to the test so quickly. We're pleased, however, that while the fund is down for the six-month period, it held up better than its benchmarks during this volatile period.


[Begin sidebar]
New World Fund
Where the fund's assets were invested
based on total net assets as of June 30, 2000

                                                  Percent of
                                                  Net Assets
Asia/Pacific Rim
South Korea                                       9.3%
Japan                                             5.0
India                                             2.7
Hong Kong                                         2.6
Taiwan                                            1.9
Singapore                                         1.9
People's Republic of China                        1.8
Philippines                                       1.8
Australia                                         1.1
Indonesia                                         .5
Thailand                                          .5
                                                  29.1
The Americas
United States                                     9.6
Brazil                                            8.9
Mexico                                            5.5
Argentina                                         2.2
Panama                                             .7
Chile                                              .6
Venezuela                                          .5
Canada                                             .5
                                                  28.5
Europe
United Kingdom                                    2.9
Turkey                                            2.1
Netherlands                                       1.8
Poland                                            1.6
Norway                                            1.2
Hungary                                           1.0
Republic of Croatia                               .9
Russia                                             .8
Switzerland                                        .8
Sweden                                             .7
France                                             .6
Ireland                                            .3
Greece                                             .2
Spain                                              .1
                                                  15.0

Other
Israel                                            5.1
South Africa                                      2.3
                                                  7.4
Cash & Equivalents                                20.0
Total                                             100.0%

[End sidebar]

Growth-Income Fund, which primarily focuses on dividend-paying companies with growth potential, gained 2.5% during the recent six months, while the broader market, as measured by the unmanaged S&P 500, lost 0.4%. In recent quarters, when the stock market was being propelled by high-tech stocks, we took a cautious stance. We believe investors have again begun to appreciate the value of dividends and earnings, which are cornerstones of the fund's investment philosophy. We have increased our holdings in merchandising and health and personal care while reducing our exposure to data processing stocks.

Asset Allocation Fund declined 0.6% during the period. With 33.3% of assets in bonds and 5.0% in cash and equivalents, the fund was hurt by higher interest rates that affected the value of some fixed-income securities and many stocks. While some of the fund's equity investments fared well - Corning, our largest holding at the end of the period, was up 109.3% - others lost ground, including Computer Associates International, our sixth-largest holding, which declined 26.8%. It was difficult for the fund's portfolio as a whole to overcome the headwind of higher interest rates and lower stock prices.

Bond Fund earned a 1.6% return. The fund benefited from its holdings in high-grade government bonds, which fared well during the period. The fund also holds some high-yield securities, which were hurt by the stock market's downturn and prospects for an economic slowdown.

High-Yield Bond Fund declined 0.2% during the period as higher short-term interest rates, lower stock prices and a slowing economy undermined the prices of lower quality bonds. The fund's holdings in media and wireless telecommunications companies held up relatively well during the downturn.


[Begin sidebar]
International Fund
Where the fund's assets were invested
based on total net assets as of June 30, 2000

                                                       Percent of
                                                       Net Assets
Europe
United Kingdom                                         10.5%
France                                                 6.0
Germany                                                5.6
Italy                                                  5.2
Netherlands                                            4.0
Finland                                                3.8
Spain                                                  3.2
Sweden                                                 3.0
Switzerland                                            2.0
Norway                                                 1.1
Ireland                                                .7
Portugal                                               .3
Luxembourg                                             .2
                                                       45.6
Asia/Pacific Rim
Japan                                                  21.3
Australia                                              4.6
South Korea                                            2.9
Taiwan                                                 2.6
People's Republic of China                             1.6
Hong Kong                                              1.0
Singapore                                              .5
Malaysia                                               .4
Philippines                                            .3
India                                                  .3
Thailand                                               .1
                                                       35.6
The Americas
Mexico                                                 4.4
Canada                                                 3.0

Argentina                                              .3
                                                       8.3
Other
Israel                                                 2.4
South Africa                                           .7
Polynational                                           .1
                                                       3.2

Cash & Equivalents                                     7.3
Total                                                  100.0%

[End sidebar]

U.S. Government/AAA-Rated Securities Fund gained 3.6% during the period, the second-highest return in the series. Although the Fed pushed short-term rates higher, the prices of long-term U.S. government bonds were influenced by other factors, including supply and demand. Prices of U.S. Treasury bonds rose when the Treasury Department announced it would no longer issue 30-year bonds. The fund has 17.7% of its assets in U.S. Treasury bonds and 19.4% in securities issued by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. government.

Cash Management Fund provided a six-month return of 2.7%, reflecting higher yields on short-term instruments. The yields rose as the Fed pushed short-term rates higher. The fund's assets are concentrated in top-grade commercial paper, with some investments in U.S. government agency bills. As this concentration suggests, the fund is managed for stability and a reasonable rate of return, which can make it an important diversification tool for your portfolio.

We look forward to reporting to you again in six months.

Cordially,

/S/ James F. Rothenberg
James F. Rothenberg
Chairman of the Board

/s/ James K. Dunton
James K. Dunton
President

August 16, 2000

Thomas E. Terry, who has served American Funds Insurance Series in various capacities, including chairman and president, since the series' inception, has retired from the Board. We wish to thank him for his many contributions.


GLOBAL GROWTH FUND
Investments primarily in stocks
INVESTMENT PORTFOLIO
June 30, 2000 (Unaudited)
                                                           Percent of
Largest Individual Equity Securities                       Net Assets
Pfizer Inc                                                      1.76%
VIA Technologies                                                  1.69
Vodafone AirTouch PLC                                             1.53
AstraZeneca PLC                                                   1.49
Samsung Electronics Co., Ltd.                                     1.40
Viacom Inc.                                                       1.31
Micron Technology                                                 1.26
Rakuten                                                           1.19
Taiwan Semiconductor Manufacturing Co. Ltd.                       1.18
Infosys Technologies Ltd.                                         1.18


The Americas                                                   34.54%
Europe                                                           23.72
Asia/Pacific                                                     22.86
Other Countries                                                   0.93
Cash & Equivalents                                               17.95




Global Growth Fund
Investment Portfolio, June 30, 2000 Unaudited

                                                                                 Number of    Market  Percent
                                                                                    Shares     Value   of Net
EQUITY SECURITIES (common and preferred stocks)                                                 (000)  Assets
ELECTRONIC COMPONENTS  -  12.84%
VIA Technologies, Inc. (Taiwan) (1)                                               1,065,000   $16,505     1.69
Samsung Electronics Co., Ltd. (South Korea)                                          41,227    13,645     1.40
Micron Technology, Inc. (USA) (1)                                                   140,000    12,329     1.26
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                          2,420,000    11,527     1.18
Microchip Technology Inc. (USA) (1)                                                 165,000     9,614      .98
Texas Instruments Inc. (USA)                                                        119,800     8,229      .84
Murata Manufacturing Co., Ltd. (Japan)                                               57,000     8,170      .84
Rohm Co., Ltd. (Japan)                                                               23,000     6,714      .69
Infineon Technologies AG (Germany) (1)                                               78,000     6,183      .63
Intel Corp. (USA)                                                                    45,000     6,016      .62
Keyence Corp. (Japan)                                                                15,900     5,240      .54
Redback Networks Inc. (USA) (1)                                                      25,000     4,450      .46
JDS Uniphase Corp. (USA) (1)                                                         35,000     4,195      .43
Venture Manufacturing (Singapore) Ltd (Singapore)                                   380,000     3,872      .40
Samsung Electro-Mechanics Co. (South Korea) (1)                                      55,000     3,448      .35
Applied Micro Circuits Corp. (USA) (1)                                               25,000     2,469      .25
EPCOS AG (Germany) (1)                                                               21,000     2,114      .22

Cypress Semiconductor Corp. (USA) (1)                                                15,000       634      .06


BROADCASTING & PUBLISHING  -  11.57%
Viacom Inc., Class B (USA) (1)                                                      186,777    12,736     1.31
United Pan-Europe Communications NV (Netherlands) (1)                               360,000     9,417      .96
Clear Channel Communications, Inc. (USA) (1)                                        120,000     9,000      .92
Time Warner Inc. (USA)                                                              118,200     8,983      .92
Fuji Television Network Inc. (Japan)                                                    486     7,597      .78
News Corp. Ltd. (Australia)                                                         511,871     7,032      .72
Grupo Televisa, SA, ordinary participation                                          100,000     6,894      .71
 certificates (ADR) (Mexico) (1)
Globo Cabo, preferred nominative (ADR) (Brazil) (1)                                 421,000     5,841      .60
Fox Entertainment Group, Inc., Class A (USA) (1)                                    185,000     5,619      .58
ProSieben Media AG (Germany)                                                         36,000     4,504      .46
Rogers Communications Inc., Class B (Canada) (1)                                    125,000     3,542      .36

PRIMEDIA Inc. (USA) (1)                                                             150,000     3,412      .35

SBS Broadcasting SA (Luxembourg) (1)                                                 60,000     3,270      .34
MIH Ltd., Class A (South Africa) (1)                                                105,000     3,153      .32
Austar United Communications Ltd. (Australia) (1)                                   780,000     2,630      .27

Carlton Communications PLC (United Kingdom)                                         200,000     2,576      .26


Nippon Television Network Corp. (Japan) (1)                                           3,500     2,281      .23
M-Web Holdings Ltd. (South Africa) (1)                                              450,000     1,833      .19

KirchMedia GmbH & Co. KGaA (Germany) (1) (2) (3)                                     42,000     1,759      .18
UnitedGlobalCom, Inc., Class A (USA) (1)                                             35,000     1,636      .17
Sogecable, SA (Spain) (1)                                                            45,000     1,600      .16

Crown Media Holdings, Inc., Class A (USA) (1)                                       100,000     1,531      .16
Independent News & Media PLC (Ireland)                                              400,000     1,452      .15
John Fairfax Holdings Ltd. (Australia)                                              515,000     1,446      .15
NTL Inc. (USA) (1)                                                                   18,609     1,114      .11
Washington Post Co., Class B (USA)                                                    2,000       956      .10
Sinclair Broadcast Group, Inc., Class A (USA) (1)                                    53,800       592      .06
Insight Communications Co., LP, Class A (USA) (1)                                    20,000       313      .03
Ziff-Davis Inc. (USA) (1)                                                            21,900       197      .02


HEALTH & PERSONAL CARE  -  9.17%
Pfizer Inc (USA)                                                                    357,450    17,158     1.76
AstraZeneca PLC (United Kingdom)                                                    309,365    14,446
AstraZeneca Group PLC (ADR)                                                           3,000       140     1.49
Avon Products, Inc. (USA)                                                           162,900     7,249      .74
Pharmacia Corp. (formerly Monsanto Co.) (USA)                                       125,000     6,461      .66
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                            150,000     6,060      .62
Shionogi & Co., Ltd. (Japan)                                                        276,000     5,237      .54
Forest Laboratories, Inc. (USA) (1)                                                  44,000     4,443      .45
Bristol-Myers Squibb Co. (USA)                                                       75,000     4,369      .45
Cardinal Health, Inc. (USA)                                                          55,000     4,070      .42
QLT Inc. (formerly QLT PhotoTherapeutics Inc.) (Canada) (1)                          50,000     3,866      .40
Elan Corp., PLC (ADR) (Ireland) (1)                                                  70,000     3,391      .35
Guidant Corp. (USA) (1)                                                              66,000     3,267      .33
Aventis SA (France)                                                                  35,000     2,555      .26
Luxottica Group SpA (ADR) (Italy)                                                   200,000     2,437      .25
CSL Ltd. (Australia)                                                                 74,539     1,471
CSL Ltd.  (1)                                                                        25,100       495      .20
Glaxo Wellcome PLC (United Kingdom)                                                  52,900     1,545      .16
Omnicare, Inc. (USA)                                                                 97,700       885      .09


BUSINESS SERVICES  -  8.53%
Rakuten, Inc. (Japan) (1)                                                               191    11,601     1.19
ADVA AG Optical Networking (Germany) (1)                                             13,600     7,728      .79
Fujitsu Support and Service Inc. (Japan)                                             74,000     7,317      .75
Cendant Corp. (USA) (1)                                                             356,000     4,984      .51
NDS Group PLC, Class A (ADR) (United Kingdom) (1)                                    68,000     4,148      .43
Reuters Group PLC (United Kingdom)                                                  236,000     4,031      .41

Ubizen (Belgium) (1)                                                                109,200     3,859      .40
Vivendi SA (France)                                                                  38,617     3,409      .35
China.com Corp. (Hong Kong) (1)                                                     162,800     3,327      .34
America Online, Inc. (USA) (1)                                                       60,000     3,165      .32
Adecco SA (Switzerland)                                                               3,500     2,975      .30
C Technologies AB (Sweden) (1)                                                      131,200     1,818
C Technologies AB (1) (3)                                                            68,800       858      .27
Brambles Industries Ltd. (Australia)                                                 74,600     2,288      .23

Yahoo! Inc. (USA) (1)                                                                17,400     2,155      .22
Sonae.com, SGPS, SA (Portugal) (1)                                                  200,000     1,954      .20
Securitas AB, Class B (Sweden)                                                       90,000     1,912      .20
GFT Technologies AG (Germany) (1)                                                     9,000     1,719      .18
Freeserve PLC (United Kingdom) (1)                                                  314,400     1,548      .16
WEB.DE AG (Germany) (1)                                                              70,000     1,511      .15
Sabre Group Holdings, Inc., Class A (USA) (1)                                        50,000     1,425      .15
Terra Networks, SA (Spain) (1)                                                       36,300     1,404      .14
LookSmart, Ltd. (USA) (1)                                                           550,000     1,394      .14

Hays PLC (United Kingdom)                                                           220,000     1,229      .13
Waste Management, Inc. (USA)                                                         60,000     1,140      .12
Freedomland ITN SpA (Italy) (1)                                                      24,300     1,071      .11
OpenTV Corp., Class A (British Virgin Islands) (1)                                   23,000     1,032      .11

PT Multimedia.com - Servicos de Acesso a                                            118,000       905      .09

 Internet, SGPS, SA  (Portugal) (1)
interQ Inc. (Japan) (1)                                                              18,800       841      .09
Securicor Group PLC (United Kingdom)                                                150,000       310      .03
lastminute.com PLC (United Kingdom) (1)                                              55,900       177      .02


WIRELESS TELECOMMUNICATION SERVICES  -  4.45%
Vodafone AirTouch PLC (United Kingdom)                                            3,430,440    13,880
Vodafone AirTouch PLC (ADR)                                                          25,000     1,036     1.53
China Telecom (Hong Kong) Ltd. (ADR)                                                 31,000     5,512
 (People's Republic of China) (1)
China Telecom (Hong Kong) Ltd.  (1)                                                 270,000     2,381      .81
Tele Nordeste Celular Participacoes SA,                                              78,900     5,464      .56
 preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred                                        106,500     4,819      .50
 nominative (ADR) (Brazil)
DDI Corp. (Japan)                                                                       480     4,611      .47
Crown Castle International Corp. (USA) (1)                                           96,700     3,529      .36
Telesystem International Wireless Inc. (Canada) (1)                                  80,000     1,465      .15
Stet Hellas Telecommunications SA (ADR) (Greece) (1)                                 35,300       702      .07


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.43%
Telecom Italia SpA, nonconvertible savings (Italy)                                1,034,000     6,846
Telecom Italia SpA                                                                  110,000     1,506      .86
Deutsche Telekom AG (Germany)                                                        83,500     4,753      .49
Korea Telecom Corp. (ADR) (South Korea)                                              85,000     4,112      .42
Telefonica, SA (ADR) (Spain) (1)                                                     52,527     3,365      .34
AT&T Corp. (USA)                                                                     90,000     2,846      .29
Nippon Telegraph and Telephone Corp. (Japan)                                            190     2,523      .26
VersaTel Telecom International NV (Netherlands) (1)                                  55,000     2,311      .24
Kingston Communications (HULL) PLC (United Kingdom)                                 220,000     2,167      .22
CompleTel Europe NV (Netherlands) (1)                                               164,000     2,036      .21
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                32,000     1,828      .19
Cable & Wireless Optus Ltd. (Australia) (1)                                         600,000     1,785      .18
Cable and Wireless PLC (United Kingdom)                                              97,633     1,656      .17
Telecom Argentina STET-France Telecom SA,                                            47,000     1,292      .13
 Class B (ADR) (Argentina)
eircom PLC (Ireland)                                                                437,500     1,170      .12
One.Tel Ltd. (Australia)                                                          1,500,000       986      .10
Global Crossing Ltd. (USA - Incorporated in Bermuda) (1)                             26,000       684      .07
Global TeleSystems Group, Inc. (USA) (1)                                             56,000       676      .07
FLAG Telecom Holdings Ltd. (Bermuda) (1)                                             36,400       541      .06
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                  6,030       109      .01


ELECTRICAL & ELECTRONICS  -  3.58%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                   566,000    11,220     1.15
Nokia Corp., Class A (ADR) (Finland)                                                190,000     9,488
Nokia Corp.                                                                           9,200       470     1.02
Nortel Networks Corp. (Canada)                                                      133,600     9,118      .94
Cisco Systems, Inc. (USA) (1)                                                        40,000     2,542      .26
Lucent Technologies Inc. (USA)                                                       35,000     2,074      .21


LEISURE & TOURISM  -  3.45%
Walt Disney Co. (USA)                                                               175,000     6,792      .70
SFX Entertainment, Inc., Class A (USA) (1)                                          140,000     6,344      .65
NH Hoteles, SA (Spain) (1)                                                          450,000     5,178      .53
Seagram Co. Ltd. (Canada)                                                            80,000     4,640      .48
Granada Group PLC (United Kingdom)                                                  430,000     4,301      .44
Carnival Corp. (USA)                                                                140,000     2,730      .28
StudioCanal (France) (1)                                                            150,000     1,604      .16

Village Roadshow Ltd., Class A, 5.50% preferred (Australia)                       1,131,601     1,257      .13
GO.com (USA) (1)                                                                     69,000       824      .08


BANKING  -  2.80%
Bank of America Corp. (USA)                                                         145,000     6,235      .64
Bank of Nova Scotia (Canada)                                                        161,000     3,948      .41
Industrial Bank of Japan, Ltd. (Japan)                                              425,000     3,218      .33
Shinhan Bank (South Korea)                                                          273,020     2,571      .26
ABN AMRO Holding NV (Netherlands)                                                    96,728     2,371      .24
Washington Mutual, Inc. (USA)                                                        80,000     2,310      .24
DBS Group Holdings Ltd. (Singapore)                                                 151,190     1,943      .20
Lloyds TSB Group PLC (United Kingdom)                                               200,000     1,891      .19
Sakura Bank, Ltd. (Japan)                                                           200,000     1,381      .14
Toronto-Dominion Bank (Canada)                                                       39,200       953      .10
Westpac Banking Corp. (Australia)                                                    64,348       463      .05


DATA PROCESSING & REPRODUCTION  -  2.46%
Oracle Corp. (USA) (1)                                                              120,000    10,087     1.03
Microsoft Corp. (USA) (1)                                                            86,000     6,880      .70
Documentum, Inc. (USA) (1)                                                           35,000     3,128      .32
Computer Associates International, Inc. (USA)                                        40,000     2,048      .21
PeopleSoft, Inc. (USA) (1)                                                           90,000     1,507      .16
Storage Technology Corp. (USA) (1)                                                   35,800       392      .04



MERCHANDISING  -  2.13%
Dixons Group PLC (United Kingdom) (1)                                             1,068,571     4,356      .45
EM.TV & Merchandising AG (Germany)                                                   65,000     3,830      .39
Kingfisher PLC (United Kingdom)                                                     380,000     3,464      .36
Limited Inc. (USA)                                                                  160,000     3,460      .35
Woolworths Ltd. (Australia)                                                         420,385     1,548      .16
Wal-Mart de Mexico, SA de CV (formerly Cifra,                                        60,000     1,395      .14
SA de CV), Class V (ADR) (Mexico) (1)
Consolidated Stores Corp. (USA) (1)                                                  83,700     1,004      .10
Ito-Yokado Co., Ltd. (Japan)                                                         16,000       961      .10
Sunglass Hut International, Inc. (USA) (1)                                           89,000       732      .08


ELECTRONIC INSTRUMENTS  -  1.54%
Applied Materials, Inc. (USA) (1)                                                   120,000    10,875     1.11
KLA-Tencor Corp. (USA) (1)                                                           60,000     3,514      .36
Research In Motion Ltd. (Canada) (1)                                                 15,000       676      .07


IT CONSULTING & SERVICES  -  1.48%
Infosys Technologies Ltd. (ADR) (India)                                              65,000    11,521     1.18
Dimension Data Holdings Ltd. (South Africa) (1)                                     350,000     2,898      .30


ENERGY SOURCES  -  1.32%
Norsk Hydro AS (Norway)                                                             147,550     6,197      .64
Broken Hill Proprietary Co. Ltd. (Australia)                                        330,000     3,893      .40
Woodside Petroleum Ltd. (Australia)                                                 142,000     1,103      .11
TOTAL FINA SA, Class B (ADR) (France)                                                10,000       768      .08
"Shell" Transport and Trading Co., PLC,                                              10,000       499      .05
 New York registered (United  Kingdom)
Fletcher Challenge Energy (New Zealand)                                             125,848       410      .04


MULTI-INDUSTRY  -  1.28%

PT Multimedia - Seervicos de Telecomunicacoes                                       118,000     5,860      .60
 e Multimedia, SGFS, SA (Portugal) (1)
Orkla AS (Norway)                                                                   172,285     3,276      .33

First Pacific Co. Ltd. (Hong Kong)                                                6,205,144     2,109      .22
Lend Lease Corp. Ltd. (Australia)                                                   100,000     1,273      .13


APPLIANCES & HOUSEHOLD DURABLES  -  1.14%
THOMSON multimedia (France) (1)                                                      86,600     5,607      .57
Sony Corp. (Japan)                                                                   59,200     5,519      .57


METALS: NONFERROUS  -  1.13%
Alcoa Inc. (USA)                                                                    281,000     8,149      .83
Billiton PLC (United Kingdom)                                                       500,000     2,038      .21
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1)                               87,100       806      .09


INDUSTRIAL COMPONENTS  -  1.05%
THK Co., Ltd. (Japan)                                                               120,000     6,057      .62
NGK Spark Plug Co., Ltd. (Japan)                                                    270,000     4,172      .43


RECREATION  & OTHER CONSUMER PRODUCTS  -  0.95%
Shimano Inc. (Japan)                                                                210,000     5,043      .52
EMI Group PLC (United Kingdom)                                                      349,000     3,173      .32
Hasbro, Inc. (USA)                                                                   50,000       753      .08
edel music AG (Germany) (1)                                                          16,000       303      .03


WHOLESALE & INTERNATIONAL TRADE  -  0.82%
Li & Fung Ltd. (Hong Kong--Incorporated in Bermuda)                               1,600,000     8,005      .82


AUTOMOBILES  -  0.80%
Suzuki Motor Corp. (Japan)                                                          338,000     4,354      .44
Volvo AB, Class B (Sweden)                                                           90,000     1,958      .20
Honda Motor Co., Ltd. (Japan)                                                        45,000     1,530      .16


AEROSPACE & MILITARY TECHNOLOGY  -  0.65%
Bombardier Inc., Class B (Canada)                                                   232,200     6,306      .65


FINANCIAL SERVICES  -  0.58%
Capital One Financial Corp. (USA)                                                    73,100     3,262      .33
MarketWatch.com, Inc. (USA) (1)                                                      80,000     1,505      .15
Shohkoh Fund & Co., Ltd. (Japan)                                                      4,000       900      .10


CHEMICALS  -  0.46%
BOC Group PLC (United Kingdom)                                                      145,000     2,087      .21
Valspar Corp. (USA)                                                                  40,000     1,350      .14
Dow Chemical Co. (USA)                                                               35,000     1,057      .11


MACHINERY & ENGINEERING  -  0.40%
Fuji Machine Mfg. Co., Ltd. (Japan)                                                  46,000     2,413      .25
JOT Automation Group Oyj (Finland)                                                  180,000     1,201      .12
Kvaerner ASA, Class A (Norway) (1)                                                   28,840       303
Kvaerner ASA, Class A rights, expire 07/12/2000 (1)                                  28,840        16      .03


FOREST PRODUCTS & PAPER  -  0.39%
Kimberly-Clark de Mexico, SA de CV (Mexico)                                       1,340,000     3,816      .39


MISCELLANEOUS MATERIALS & COMMODITIES  -  0.32%
Sealed Air Corp. (USA) (1)                                                           60,000     3,143      .32


TRANSPORTATION: AIRLINES  -  0.24%
British Airways PLC (United Kingdom)                                                400,000     2,303      .24


FOOD & HOUSEHOLD PRODUCTS  -  0.19%
Reckitt Benckiser PLC (United Kingdom)                                              165,490     1,856      .19


GOLD MINES  -  0.13%
Anglogold Ltd. (South Africa)                                                        30,000     1,227      .13


BEVERAGES & TOBACCO  -  0.08%
Coca-Cola Amatil Ltd. (Australia)                                                   400,000       776      .08


HEALTH CARE PROVIDERS & SERVICES  -  0.07%
Quintiles Transnational Corp. (USA) (1)                                              50,000       706      .07


INSURANCE  -  0.06%

Fairfax Financial Holdings Ltd. (Canada) (1)                                          5,600       613      .06


MISCELLANEOUS  -  1.56%







Other equity securities in initial period of acquisition                                       15,279     1.56

TOTAL EQUITY SECURITIES  (cost: $586,025,000)                                                 800,757    82.05



                                                                                 Principal
                                                                                    Amount
                                                                                      (000)
SHORT-TERM SECURITIES
CORPORATE SHORT-TERM NOTES  -  17.42%
BMW US Capital Corp. 6.55%-6.60% due 7/26-8/16/2000                                 $18,300    18,181     1.86
Asset Securitization Corp. 6.53%-6.60% due                                           12,800    12,744     1.31
7/20-7/27/2000 (2)
Toyota Motor Credit Corp.:
  6.50% due 7/5/2000                                                                  6,200     6,194
  6.54% due 7/18/2000 (2)                                                             5,700     5,681     1.21
American Honda Finance Corp. 6.60% due 8/31/2000                                     12,000    11,863     1.21
Rio Tinto America, Inc. 6.53%-6.56% due 7/12-7/13/2000 (2)                           11,110    11,084     1.14
Associates First Capital Corp. 6.85% due 7/3/2000                                    11,090    11,084     1.14
Unilever Capital Corp. 6.45% due 7/14/2000 (2)                                       10,000     9,975     1.02
DaimlerChrysler NA Holdings Corp. 6.52% due 8/11/2000                                 9,907     9,832     1.01
Dresdner U.S. Finance Inc. 6.56% due 7/25/2000                                        9,600     9,556      .98
H.J. Heinz Co. 6.53% due 8/15/2000                                                    9,500     9,421      .96
Bayer Corp. 6.57% due 7/18/2000 (2)                                                   8,800     8,771      .90
Den Danske Bank AS 6.51% due 7/10/2000                                                7,800     7,786      .80
PepsiCo, Inc. 6.50% due 7/31/2000                                                     6,850     6,812      .70
ExxonMobile Australia Pty Ltd. 6.52% due 7/17/2000 (2)                                6,700     6,679      .68
British Telecommunications PLC 6.54% due 8/31/2000                                    6,400     6,327      .65



France Telecom, SA 6.51% due 7/6/2000 (2)                                             5,000     4,994      .51
KfW International Finance Inc. 6.45% due 7/20/2000                                    5,000     4,982      .51
American General Finance Corp. 6.56% due 7/10/2000                                    4,000     3,993      .41
Vattenfall Treasury AB 6.52% due 7/10/2000                                            3,300     3,294      .34

General Mills, Inc. 6.51% due 7/24/2000                                                 800       797      .08


NON U.S. GOVERNMENT OBLIGATIONS  -  0.62%
Canadian Wheat Board 6.51% due 7/19/2000                                              6,100     6,079      .62

Non-U.S. Currency -  0.02%
New Taiwanese Dollar                                                              NT$5,718        186      .02

TOTAL SHORT-TERM SECURITIES   (cost: $176,311,000)                                            176,315    18.06

TOTAL INVESTMENT SECURITIES   (cost:$762,336,000)                                             977,072   100.11
Excess of payables over cash asd receivables                                                   -1,090        0
NET ASSETS                                                                                   $975,982   100.00


(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(3)  Valued under procedures established by
the Board of Trustees.
ADR = American Depositary Receipts

See Notes to Financial Statements



Equity securities appearing in the portfolio since December 31, 1999

ADVA  Optical Networking
America Online
Aventis
Bristol-Myers Squibb
Broken Hill Proprietary Co.
C Technologies
Cable & Wireless Optus
Carlton Communications
Cisco Systems
Clear Channel Communications
CompleTel Europe
Crown Media Holdings
CSL
Dimension Data Holdings
Dow Chemical
Elan
EM.TV & Merchandising
FLAG Telecom Holdings
Freedomland ITN
Fuji Machine Mfg.
GFT Technologies
Globo Cabo
Independent News & Media
Industrial Bank of Japan
Infineon Technologies
JDS Uniphase
JOT Automation Group
lastminute.com
Lloyds TSB Group
LookSmart
Lucent Technologies
M-Web Holdings
MarketWatch.com
Micron Technology
MIH
NH Hoteles
NTL
One.Tel
PT Multimedia.com - Servicos de Acesso a Internet
PT Multimedia - Servicos de Telecomunicacoes e Multimedia
Rakuten
Redback Networks
Research in Motion
Shinhan Bank
Shionogi
Sonae.com
Studiocanal
Ubizen
UnitedGlobalCom
VersaTel Telecom International
VIA Technologies
Volvo

WEB.DE

Equity securities eliminated from the portfolio since December 31, 1999

ADVANTEST
Banque Nationale de Paris
Bayerische Motoren Werke

Chartered Semiconductor Manufacturing

Equant
eXchange Holding
Genentech
Mandamus Fastigheter
Mannesmann
Momentum Business Applications
Nissan Motor
Partner Communications
Preussag
Quantum - DLT & Storage Systems
Rambus
Ratin
Rentokil Initial
Teleglobe
Unibail
United Parcel Service

VARIABLE INSURANCE - Small Capitalization Fund
JUNE 30, 2000
Investment Mix by Country:

The Americas                                  41.75%
Asia Pacific                                  28.59%
Europe                                        17.70%
Other Countries                               1.41%
Cash & Equivalents                            10.55%
                                              100.00%

Largest Individual Equity Securities

ASM Pacific Technology                        1.71%
Arthur J. Gallagher                             1.69
School Specialty                                1.50
SBS Broadcasting                                1.30
Aviron                                          1.28
C Technologies                                  1.23
Hilb, Rogal and Hamilton                        1.22
Mutual Risk Management                          1.22
Etron Technology                                1.22
Baltimore Technologies                          1.18

American Variable Insurance Series
 Global Small Capitalization Fund
Investment Portfolio, June 30, 2000

                                                                             Number of    Market  Percent
                                                                                Shares     Value   of Net
Equity Securities (common and preferred stocks)                                             (000)  Assets


BUSINESS SERVICES  -  11.58%
C Technologies AB (Sweden)(1)                                                   411,000     5,696
C Technologies AB (1)(3)                                                         32,000       399     1.23
Stericycle, Inc. (USA)(1)                                                       175,000     4,200      .85
Hotel Reservations Network, Inc., Class A (USA)(1)                              100,000     2,975      .60
innominate AG (Germany)(1)(2)(3)                                                    594     2,535      .51
GameLoft.com (France)(1)                                                        317,300     2,527      .51
ITE Group PLC (United Kingdom)                                                2,137,200     2,332      .47
Computer Engineering & Consulting Ltd. (Japan)                                  140,000     2,307      .47
Melody Interactive Solutions AB, Class A                                         86,300     2,304      .46
 (Sweden)(1)(2)(3)
Source Information Management Co. (USA)(1)                                      150,000     2,288      .46
Zuken Inc. (Japan)                                                               70,000     2,044      .41
Midas, Inc. (USA)                                                                98,700     1,974      .40
Metron Technology NV (Netherlands)(1)                                           143,000     1,803      .36
Yuxing InfoTech Holdings Ltd. (Hong Kong)(1)                                  3,154,000     1,730      .35
Photobition Group PLC (United Kingdom)                                          360,000     1,593      .32
RADWARE Ltd. (Israel)(1)                                                         60,000     1,590      .32
Black Box Corp. (USA)(1)                                                         20,000     1,583      .32
GFT Technologies AG (Germany)(1)                                                  8,000     1,528      .31
Sportsworld Media Group PLC (United Kingdom)(1)                                 179,500     1,455      .29
Day Interactive Holding AG (Switzerland)(1)                                       4,500     1,339      .27
CYBIRD Co., Ltd. (Japan)(1)(2)(3)                                                    65     1,216      .25
Zhejiang Expressway Co. Ltd., Class H                                         7,000,000     1,194      .24
(People's Republic of China)
Group 4 Falck A/S (formerly Falck A/S) (Denmark)                                  7,000     1,124      .23
Profit Recovery Group International, Inc. (USA)(1)                               60,000       998      .20
DreamArts Corp. (Japan)(1)(2)(3)                                                    100       934      .19
Ituran Group (Israel)(1)                                                         26,500       912      .18
MDC Communications Corp., Class A (Canada)(1)                                   100,000       905      .18
TTI Team Telecom International Ltd. (Israel)(1)                                  25,000       900      .18
Corporate Services Group PLC (United Kingdom)(1)                                578,750       851      .17
Nippon Kanzai Co., Ltd. (Japan)                                                  44,000       804      .16
Elior (France)(1)                                                                62,000       783      .16
Sapiens International Corp. NV (Israel)(1)                                      100,000       631      .13
Modalis Research Technologies, Inc. (USA)(1)(2)(3)                              322,270       625      .13
International Container Terminal Services,                                   14,500,000       430      .09
 Inc. (Philippines)(1)
Infoteria Inc. (Japan)(1)(2)(3)                                                       8       299      .06
MEDION AG (Germany)                                                               2,800       286      .06
Mogul.com Group AB (formerly Optosof AB) (Sweden)(1)                             33,800       192      .04
Seminis, Inc., Class A (USA)(1)                                                  42,000       110      .02


ELECTRONIC COMPONENTS  -  10.87%
Etron Technology, Inc. (Taiwan)(1)                                            1,610,000     6,041     1.22
Yamaichi Electronics Co., Ltd. (Japan)                                          167,000     5,394     1.09
Exar Corp. (USA)(1)                                                              60,000     5,231     1.05
Omni Industries Ltd. (Singapore)                                              2,100,000     3,465      .70
CTS Corp. (USA)                                                                  75,000     3,375      .68
Procomp Informatics Ltd. (Taiwan)(1)                                            545,400     2,829      .57
Venture Manufacturing (Singapore) Ltd. (Singapore)(2)                           258,000     2,629      .53
Acer Laboratories Inc. (Taiwan)(1)                                              552,500     2,307      .46
Fujitsu Devices Inc. (Japan)                                                     80,000     2,253      .45
QPL International Holdings Ltd. (Hong Kong                                    1,500,000     2,155      .43
 - Incorporated in Bermuda)(1)
Universal Scientific Industrial Co., Ltd. (Taiwan)(1)                           850,000     2,080      .42
Unicap Electronics Industrial Corp. (Taiwan)(1)                               1,729,000     2,065      .42
SOITEC SA (France)(1)                                                             8,500     1,989      .40
Power Integrations, Inc. (USA)(1)                                                80,000     1,885      .38
Cymer, Inc. (USA)(1)                                                             35,000     1,671      .34
Melexis NV (Belgium)(1)                                                         100,000     1,442      .29
JIT Holdings Ltd. (Singapore)                                                   800,000     1,399      .28
Optoma Corp. (formerly CTX Opto-Electronics Corp.)                              897,000     1,390      .28
 (Taiwan)(1)
Honda Tsushin Kogyo Co., Ltd. (Japan)                                            22,000     1,026      .21
Paltek Corp. (Japan)                                                             30,000     1,011      .20
PILKOR Electronics Ltd. (South Korea)                                           140,000       942      .19
NatSteel Electronics Ltd. (Singapore)                                           175,000       537      .11
Varitronix International Ltd. (Hong Kong                                        300,000       521      .11
 -- Incorporated in Bermuda)
Komatsu Electronic Metals Co., Ltd. (Japan)(1)                                   25,200       282      .06


MERCHANDISING  -  9.20%
School Specialty, Inc. (USA)(1)                                                 400,000     7,425     1.50
Whitehall Jewellers, Inc. (USA)(1)                                              200,000     3,725      .75
Lands' End, Inc. (USA)(1)                                                        86,500     2,887      .58
American Eagle Outfitters, Inc. (USA)(1)                                        200,000     2,800      .56
Sundrug Co., Ltd. (Japan)                                                        35,000     2,700      .54
Sharper Image Corp. (USA)(1)                                                    210,000     2,625      .53
Culture Convenience Club Co., Ltd. (Japan)(1)                                    80,000     2,411      .49
Rent-Way, Inc. (USA)(1)                                                          81,000     2,364      .48
Claire's Stores, Inc. (USA)                                                     100,000     1,925      .39
Tsuruha Co., Ltd. (Japan)                                                        40,000     1,763      .35
Senshukai Co., Ltd. (Japan)                                                     140,000     1,450      .29
Homac Corp. (Japan)                                                              55,600     1,430      .29
Michaels Stores, Inc. (USA)(1)                                                   30,000     1,374      .28
Jean Coutu Group (PJC) Inc., Class A (Canada)                                    57,400     1,342      .27
DFS Furniture Co. PLC (United Kingdom)                                          250,000     1,334      .27
Sixt AG, nonvoting (Germany)                                                    100,000     1,299      .26
Giordano International Ltd. (Hong Kong)                                         800,000     1,216      .24
KOMERI Co., Ltd. (Japan)                                                         40,000     1,205      .24
Migros Turk TAS (Turkey)                                                      5,850,000     1,085      .22
Too, Inc. (USA)(1)                                                               35,000       890      .18
JJB Sports PLC (United Kingdom)                                                 100,000       868      .18
Alloy Online, Inc. (USA)(1)                                                      65,000       731      .15
EUROBIKE AG (Germany)                                                            40,000       472      .10
Dickson Concepts (International) Ltd.                                           310,000       282      .06
 (Hong Kong --- Incorporated in Bermuda)(1)


INSURANCE  -  5.50%
Arthur J. Gallagher & Co. (USA)                                                 200,000     8,400     1.69
Hilb, Rogal and Hamilton Co. (USA)                                              175,000     6,070     1.22
Mutual Risk Management Ltd. (USA -                                              350,000     6,059     1.22
 Incorporated in Bermuda)
Reinsurance Group of America, Inc. (USA)                                         90,000     2,711      .55
Ohio Casualty Corp. (USA)                                                       150,000     1,594      .32
Independent Insurance Group PLC (United Kingdom)                                340,000     1,427      .29
E.W. Blanch Holdings, Inc. (USA)                                                 50,000     1,016      .21


HEALTH & PERSONAL CARE  -  5.00%
Aviron (USA)(1)                                                                 205,200     6,336     1.28
IDEXX Laboratories, Inc. (USA)(1)                                               183,700     4,202      .85
ILEX Oncology, Inc. (USA)(1)                                                    101,000     3,560      .72
InSite Vision Inc. (USA)(1)(2)(3)                                               915,000     3,208
InSite Vision Inc., warrants, expire 2004 (1)(2)(3)                               9,150         2      .65
Vical Inc. (USA)(1)                                                              80,000     1,540      .31
Pharmacyclics, Inc. (USA)(1)                                                     20,000     1,220      .25
XOMA Ltd. (USA --- Incorporated in Bermuda)(1)                                  220,000       942      .19
Genetronics Biomedical Ltd., warrants (Canada)(1)                               250,000       794      .16
ViroPharma Inc. (USA)(1)                                                         50,000       781      .16
Women First HealthCare, Inc. (USA)(1)                                           525,500       657      .13
TriPath Imaging, Inc. (USA)(1)                                                   94,836       584      .12
Groupo Casa Saba, SA de CV (formerly                                             44,900       410      .08
 Grupo Casa Autrey, SA de CV) (ADR) (Mexico)(1)
OSI Pharmaceuticals, Inc. (USA)(1)(2)                                            14,000       403      .08
HemaSure Inc. (USA)(1)(2)                                                        18,000        90      .02


DATA PROCESSING & REPRODUCTION  -  4.74%
National Computer Systems, Inc. (USA)                                           100,000     4,925      .99
Apex Inc. (USA)(1)                                                              110,000     4,813      .97
HNC Software Inc. (USA)(1)                                                       60,000     3,705      .75
Epicentric, Inc., convertible preferred,                                        340,136     2,500      .50
 Series C (USA)(1)(2)(3)
Radiant Systems, Inc. (USA)(1)                                                  100,000     2,400      .48
MICROS Systems, Inc. (USA)(1)                                                   111,000     2,061      .42
SOTEC Co., Ltd. (Japan)(1)(2)(3)                                                    129     1,446      .29
Exchange Applications, Inc. (USA)(1)                                             50,000     1,331      .27
Xiox Corp., convertible preferred, Series B (USA)(1)(2)                          20,000       346      .07


BROADCASTING & PUBLISHING  -  4.74%
SBS Broadcasting SA (Luxembourg)(1)                                             118,000     6,431     1.30
Fox Kids Europe NV (Netherlands)(1)                                             288,000     4,538      .91
Groupe AB SA (France)(1)                                                        282,500     3,461      .70
Zenrin Co., Ltd. (Japan)                                                        100,000     2,900      .58
Westwood One, Inc. (USA)(1)                                                      64,200     2,191      .44
Canadian Satellite Communications Inc. (Canada)                                  70,000     1,111      .22
Crown Media Holdings, Inc., Class A (USA)(1)                                     70,000     1,072      .22
APN News & Media Ltd. (Australia)                                               423,355     1,021      .21
United Television, Inc. (USA)                                                     6,000       773      .16


ELECTRONIC INSTRUMENTS  -  4.64%
ASM Pacific Technology Ltd. (Hong Kong)                                       2,270,000     8,503     1.71
Picvue Electronics, Ltd. (Taiwan)                                             4,000,000     3,941      .79
Ando Electric Co., Ltd. (Japan)(1)                                              140,000     3,230      .65
Micronic Laser Systems AB (Sweden)(1)                                           155,000     3,152      .64
Orbotech Ltd. (Israel)(1)                                                        18,000     1,672      .34
Lasertec Corp. (Japan)                                                           55,000     1,321      .27
Microelectronics Technology (Taiwan)(1)                                         354,000     1,178      .24


IT CONSULTING & SERVICES  -  2.64%
Baltimore Technologies PLC (United Kingdom)(1)                                  773,630     5,862     1.18
Securenet Ltd. (Australia)(1)                                                   645,000     3,552      .72
Aldata Solution Oyj (Finland)(1)                                                354,000     2,400      .48
Data Communication System Co., Ltd. (Japan)                                      20,000     1,281      .26


MACHINERY & ENGINEERING  -  2.62%
Yushin Precision Equipment Co., Ltd. (Japan)                                     76,300     5,669     1.14
JOT Automation Group Oyj (Finland)                                              642,500     4,289      .87
Kyowa Exeo Corp. (Japan)                                                        300,000     3,009      .61


WIRELESS TELECOMMUNICATION SERVICES  -  2.49%
Tele Centro Oeste Celular Participacoes SA,                                     300,000     3,600      .73
 preferred nominative (ADR) (Brazil)
Tele Norte Celular Participacoes SA, preferred                                   56,000     2,842      .57
 nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred                                     50,000     2,262      .46
 nominative (ADR) (Brazil)
TeraBeam Networks (USA)(1)(2)(3)                                                133,333     2,000      .40

Rogers Cantel Mobile Communications Inc., Class B,                               50,000     1,664      .33
 restricted voting (Canada)(1)

LEISURE & TOURISM  -  2.44%
Vail Resorts, Inc. (USA)(1)                                                     280,000     4,567      .92
Lions Gate Entertainment Corp., convertible                                         558      1319
 preferred, Class A (Canada)(1)(3)
Lions Gate Entertainment Corp.(1)                                               300,000       709
Lions Gate Entertainment Corp., warrants,                                       237,150       295      .47
 expire 2004 (1)(3)
Morton's Restaurant Group, Inc. (USA)(1)                                        100,000     2,150      .43
Four Seasons Hotels Inc. (Canada)                                                17,000     1,065      .22
Alliance Atlantis Communications Inc.,                                           50,000       650      .13
 nonvoting, Class B (Canada)(1)
Kinepolis Group NV (Belgium)                                                     10,550       484      .10
Imax Corp. (Canada)(1)                                                           20,000       455      .09
Corp. Interamericana de Entretenimiento, SA de CV                               100,000       396      .08
, Class B (Mexico)(1)


ELECTRICAL & ELECTRONICS  -  2.27%
Toyo Communication Equipment Co., Ltd. (Japan)                                  260,000     3,863      .78
Kokusai Electric Co., Ltd. (Japan)                                              250,000     3,433      .69
Locus Co., Ltd. (South Korea)(1)                                                 20,273     1,646      .33
Numerical Technologies, Inc. (USA)(1)                                            26,700     1,298      .26
ITG Group PLC (Ireland)(1)                                                       98,029     1,040      .21


ENERGY SOURCES  -  2.00%
Gulf Indonesia Resources Ltd. (Indonesia)(1)                                    450,000     3,600      .73
Western Gas Resources, Inc. (USA)                                               100,000     2,100      .42
Western Oil Sands Inc., $5.00 units (Canada)(2)(3)                              430,000     1,453
Western Oil Sands Inc., $7.50 units (2)(3)                                       43,333       220      .33
CGX Energy Inc. (Canada)(1)                                                   1,520,000     1,064
CGX Energy Inc., warrants, expire 2001 (1)(2)(3)                                760,000       225      .26
Arcon International Resources PLC (Ireland)(1)                                4,000,000       818      .17
Cabre Exploration Ltd. (Canada)                                                  40,000       435      .09


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.87%
Highpoint Telecommunications Inc., convertible                                  380,000     1,898
 preferred (Canada)(1)(2)(3)
Highpoint Telecommunications Inc.(1)                                            130,000       764      .54
Telscape International, Inc. (USA)(1)                                           337,554     2,278      .46
FirstCom Corp. (USA)(1)                                                         110,000     1,657      .33
Glocalnet AB (Sweden)(1)(2)                                                     800,000     1,145      .23
Cypress Communications, Inc. (USA)(1)                                           120,000       870      .17
Global Light Telecommunications Inc. (Canada)(1)                                 40,000       438      .09
Flashcom, Inc., convertible preferred,                                           38,052       250
 Series B (USA)(1)(2)(3)

BEVERAGES & TOBACCO  -  1.55%
Shikoku Coca-Cola Bottling Co., Ltd. (Japan)                                    175,000     2,044      .41
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)                                   150,000     1,685      .34
Montana Group Ltd. (New Zealand)                                              1,250,000     1,313      .27
Quilmes Industrial SA, nonvoting preferred                                       90,000     1,001      .20
 (ADR) (Argentina - Incorporated in Luxembourg)
BRL Hardy Ltd. (Australia)                                                      152,400       654      .13
Simeon Wines Ltd. (Australia)                                                   356,140       555      .11
Robert Mondavi Corp., Class A (USA)(1)                                           13,600       418      .09


APPLIANCES & HOUSEHOLD DURABLES  -  1.09%
Tohoku Pioneer Corp. (Japan)                                                     52,000     3,379      .68
Fisher & Paykel Industries Ltd. (New Zealand)                                   650,000     2,042      .41


FINANCIAL SERVICES  -  0.95%
MarketWatch.com, Inc. (USA)(1)                                                  110,000     2,069      .42
Nissin Co., Ltd. (Japan)                                                         30,000     1,633      .33
American Capital Strategies, Ltd. (USA)                                          42,000     1,003      .20


MISCELLANEOUS MATERIALS & COMMODITIES  -  0.82%
SPARTECH Corp. (USA)                                                            150,000     4,050      .82


TRANSPORTATION: AIRLINES  -  0.75%
SkyWest, Inc. (USA)                                                             100,000     3,706      .75


METALS: STEEL  -  0.74%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                     265,000     3,677      .74


MULTI-INDUSTRY  -  0.67%
Novestra AB (Sweden)(1)(2)                                                      250,000     1,988      .40
African Lakes PLC (United Kingdom)(1)                                         2,100,000     1,352      .27


RECREATION  OTHER CONSUMER PRODUCTS  -  0.60%
Communication Network Interface, Inc. (South Korea)                             180,000       993      .20
VTech Holdings Ltd. (Hong Kong)                                                 225,000       851      .17
AVEX Inc. (Japan)                                                                 5,000       518      .10
GTR Group Inc. (Canada)(1)                                                      379,700       434      .09
Metromedia International Group, Inc. (USA)(1)                                    40,000       190      .04


FOOD & HOUSEHOLD PRODUCTS  -  0.56%
PT Indofood Sukses Makmur Tbk (Indonesia)(1)                                  2,300,000     1,256      .25
Santa Isabel SA (ADR) (Chile)(1)                                                155,000     1,192      .24
Geest PLC (United Kingdom)                                                       45,000       337      .07


HEALTH CARE PROVIDERS & SERVICES  -  0.54%
Medicis Pharmaceutical Corp., Class A (USA)(1)                                   25,000     1,425      .29
Rhon-Klinikum AG, nonvoting preferred (Germany)                                  21,000       933      .19
ICON PLC (ADR) (Ireland)(1)                                                      20,000       332      .06


INDUSTRIAL COMPONENTS  -  0.50%
Asahi Diamond Industrial Co., Ltd. (Japan)                                      175,000     1,234      .25
Toyoda Machine Works, Ltd. (Japan)                                              101,000     1,046      .21
THK Co., Ltd. (Japan)                                                             4,000       202      .04


REAL ESTATE  -  0.49%
Muse Prime Software, Inc., preferred,                                           246,129     2,442      .49
 Series B (USA)(1)(2)(3)


METALS: NONFERROUS  -  0.44%
Minmet PLC (Ireland)(1)(2)                                                    5,470,638     2,197      .44


BANKING  -  0.37%
KorAm Bank (South Korea)                                                        140,000       848      .17
Laurentian Bank of Canada (Canada)                                               33,000       503      .10
Industrial Finance Corp. of Thailand (Thailand)(1)                            2,215,800       464      .10


CHEMICALS  -  0.32%
Cambrex Corp. (USA)                                                              15,000       675      .14
OM Group, Inc. (USA)                                                             12,000       528      .11
Ionics, Inc. (USA)(1)                                                            11,900       364      .07


UTILITIES: ELECTRIC & GAS  -  0.31%
International Energy Group Ltd. (United Kingdom)                                460,000     1,534      .31


WHOLESALE & INTERNATIONAL TRADE  -  0.30%
Li & Fung Ltd. (Hong Kong -- Incorporated in Bermuda)                           300,000     1,501      .30


BUILDING MATERIALS & COMPONENTS  -  0.24%
Elcor Corp. (USA)                                                                50,000     1,150      .23
Futuris Corp. Ltd. (Australia)                                                   29,203        32      .01


GOLD MINES  -  0.23%
Gabriel Resources Ltd. (Canada)(1)                                              600,000     1,135      .23


TEXTILES & APPAREL  -  0.21%
Esprit Holdings Ltd. (Hong Kong --                                            1,009,049     1,048      .21
Incorporated in Bermuda)

EQUITY COMMON TRUSTS  -  0.11%
Atle AB, Class A (Sweden)                                                        36,800       562      .11


AUTOMOBILES  -  0.06%
Mahindra & Mahindra Ltd. (GDR) (India)                                           70,000       324      .06


MISCELLANEOUS  - 5.00%
Other equity securities in initial period of acquisition                                   24,779     5.00


Total Equity Securities   (cost: $425,908,000)                                            443,559    89.45




                                                                              Pricipal
                                                                                Amount
                                                                                  (000)
Short Term Securities
CORPORATE SHORT-TERM NOTES  -  9.05%
Asset Securitization Corp. 6.53%-6.54%                                           10,800    10,750     2.17
 due 7/21-7/27/2000 (2)
BMW US Capital Corp. 6.53%-6.55% due 7/19-8/16/2000                               9,700     9,651     1.95
Toyota Motor Credit Corp. 6.51% due 7/10/2000                                     6,400     6,388     1.29
Coca-Cola Co. 6.52% due 7/10/2000                                                 5,800     5,789     1.17
Den Danske Bank AS 6.51% due 7/10/2000                                            4,600     4,592      .93
Bayer Corp. 6.57% due 7/18/2000 (2)                                               3,300     3,289      .66
Associates First Capital Corp. 6.85% due 7/3/2000                                 3,260     3,258      .66
Dresdner U.S. Finance Inc. 6.56% due 7/25/2000                                    1,100     1,095      .22


FEDERAL AGENCY DISCOUNT NOTES  -  1.44%
Freddie Mac 6.43% due 7/18/2000                                                   5,800     5,781     1.16
Fannie Mae 6.45% due 8/17/2000                                                    1,400     1,388      .28


NON U.S. GOVERNMENT OBLIGATIONS  -  0.96%
Canadian Wheat Board 6.51% due 7/19/2000                                          4,800     4,784      .96


NON U.S.CURRENCY -  0.04%
New Taiwanese Dollar                                                          NT$5,600        183      .04


TOTAL SHORT-TERM SECURITIES   (cost: $56,947,000)                                          56,948    11.49

TOTAL INVESTMENT SECURITIES   (cost:$482,855,000)                                         500,507   100.94
Excess of payables over cash and receivables                                               4,646       .94

NET ASSETS                                                                               $495,861   100.00


(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.
(3) Valued under procedures established by the Board of Trustees.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts


See notes to Financial Statements


Amerian Variable Insurance Series - Global Small Capitalization Fund
June 30, 2000

@Comm
African Lakes
Aldata Solution
American Capital Strategies
American Eagle Outfitters
Ando Electric
Arcon International Resources
Arthur J. Gallagher
Asahi Diamond Industrial
C Technologies
Canadian Satellite Communications
CGX Energy
Claire's Stores
Communication Network Interface
Crown Media Holdings
CTS
Culture Convenience Club
CYBIRD
Cypress Communications
Day Interactive Holding
DreamArts
E.W. Blanch Holdings
Elcor
Elior
Epicentric
Etron Technology
Exar
Exchange Applications
FirstCom
Flashcom
Gabriel Resources
GameLoft.com
GFT Technologies
Glocalnet
Groupe AB
Gulf Indonesia Resources
HemaSure
Hilb, Rogal and Hamilton
Honda Tsushin Kogyo
Hotel Reservations Network
IDEXX Laboratories
ILEX Oncology
Infoteria
innominate
InSite Vision
JIT Holdings
JJB Sports
KorAm Bank
Kyowa Exeo
Locus
MarketWatch.com
Melexis
Melody Interactive Solutions
Microelectronics Technology
Micronic Laser Systems
MICROS Systems
Modalis Research Technologies
Muse Prime Software
Mutual Risk Management
Novestra
Numerical Technologies
Ohio Casualty
OSI Pharmaceuticals
PILKOR Electronics
Procomp Informatics
Profit Recovery Group International
QPL International Holdings
Radiant Systems
RADWARE
Reinsurance Group of America
Santa Isabel
Securenet
Sixt
SOTEC
Sportsworld Media Group
Stericycle
Tele Norte Celular Participacoes
Telscape International
TeraBeam Networks
Tohoku Pioneer
Toyo Communication Equipment
Toyoda Machine Works
TTI Team Telecom International
Tubos de Acero de Mexico
Unicap Electronics Industrial
Universal Scientific Industrial
Vical
VTech Holdings
Western Gas Resources
Whitehall Jewellers
XOMA
Yamaichi Electronics
Yuxing InfoTech Holdings
Zenrin

Eliminated
Applied Micro Circuits
BERU
Bombay Co.
Brunel International
Chapters Online
CinemaxX
Dallas Semiconductor
Densei Lambda
Dialer & Business Electronics
Disco
Documentum
DuPont Photomasks
Etec Systems
eXchange Holdings
Finisar
Flextronics International
Formula Systems (1985)
Great Plains Software
Great Wall Technology
hi/fn
HISAKA WORKS
Inet Technologies
InfoCure
Infowave Software
KCI Konecranes International
Kiekert
Kroll-O'Gara
Lason
Launch Media
London Bridge Software Holdings
Maker Communications
Mandamus Fastigheter
MegaChips
Micrel
Mitchell Energy & Development
MMC Networks
Momentum Business Applications
Movado Group
NDS Group
Nice Systems
Nobel Biocare
Northrock Resources
OpenTV
Premier Oil
Radica Games
Radio Unica Communications
RadiSys
Sanmina
SciQuest.com
Station Casinos
Tower Semiconductor
TranSwitch
Veeco Instruments
Western Telecom
Wiggins Group
Wolford Group

American Funds Insurance Series Growth Fund
Investment Portfolio June 30, 2000 (Unaudited)
Equity Securities                                                                     92.85%
CASH &
EQUIVALENTS                                                                            7.15%

                                                                                    Percent
                                                                                     Of Net
Largest Individual Equity Securities                                                 Assets

Viacom                                                                                  6.20
Texas Instruments                                                                       3.37
Time Warner                                                                             3.31
Corning                                                                                 3.31
Pfizer                                                                                  3.27
3Com                                                                                    1.93
Microchip Technology                                                                    1.89
News Corp.                                                                              1.80
Cardinal Health                                                                         1.80
Micron Technology                                                                       1.74


                                                                                                   Market  Percent
                                                                                  Number of         Value   of Net
Equity Securities (common and preferred stocks)                                      Shares          (000)  Assets


ELECTRONIC COMPONENTS  -  21.01%
Texas Instruments Inc.                                                             5,352,000       367,616     3.37
Corning Inc.                                                                       1,337,300       360,904     3.31
Microchip Technology Inc. (1)                                                      3,547,500       206,697     1.89
Micron Technology, Inc. (1)                                                        2,157,600       190,004     1.74
Solectron Corp. (1)                                                                4,384,000       183,580     1.68
Analog Devices, Inc. (1)                                                           2,233,332       169,733     1.56
LSI Logic Corp. (1)                                                                2,050,000       110,956     1.02
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                          22,041,600       104,994      .96
Linear Technology Corp.                                                            1,461,000        93,413      .86
PMC-Sierra, Inc. (1)                                                                 520,000        92,398      .85
SCI Systems, Inc. (1)                                                              2,068,052        81,042      .74
Intel Corp.                                                                          450,000        60,159      .55
Adaptec, Inc. (1)                                                                  2,286,000        52,006      .48
Applied Micro Circuits Corp. (1)                                                     400,000        39,500      .36
Redback Networks Inc. (1)                                                            217,500        38,715      .35
Quantum Corp. - DLT & Storage Systems  (1)                                         2,000,000        19,375
Quantum Corp. - Hard Disk Drive (1)                                                1,000,000        11,063      .28
Motorola, Inc. (formerly General Instrument Corp.)                                 1,035,000        30,080      .28
Altera Corp. (1)                                                                     250,000        25,484      .23
Maxim Integrated Products, Inc. (1)                                                  288,000        19,566      .18
Seagate Technology  (1)                                                              200,000        11,000      .10
Cypress Semiconductor Corp. (1)                                                      125,000         5,281      .05
Vitesse Semiconductor Corp.  (1)                                                      62,000         4,561      .04
JDS Uniphase Corp. (1)                                                                35,000         4,196      .04
Micrel, Inc. (1)                                                                      82,000         3,562      .03
Jabil Circuit, Inc. (1)                                                               70,000         3,474      .03
Sanmina Corp. (1)                                                                     35,000         2,992      .03

BROADCASTING & PUBLISHING  -  16.78%
Viacom Inc., Class B (1)                                                           9,038,629       616,322
Viacom Inc., Class A (1)                                                             878,400        60,061     6.20
Time Warner Inc.                                                                   4,755,150       361,391     3.31
News Corp. Ltd., preferred (ADR) (Australia)                                       2,695,700       128,046
News Corp. Ltd. (ADR)                                                              1,270,000        69,215     1.80
UnitedGlobalCom, Inc., Class A (1)                                                 2,830,500       132,326     1.21
USA Networks, Inc. (1)                                                             5,940,000       128,452     1.18
Fox Entertainment Group, Inc., Class A (1)                                         3,450,000       104,794      .97
AT&T Corp. Liberty Media Group, Class A (1)                                        2,350,000        56,987      .52
Clear Channel Communications, Inc. (1)                                               699,000        52,425      .48
BHC Communications, Inc., Class A (1)                                                286,189        43,501      .40
PRIMEDIA Inc. (1)                                                                  1,022,900        23,271      .21
Comcast Corp., Class A, special stock (1)                                            550,000        22,275      .21
Infinity Broadcasting Corp., Class A (1)                                             521,000        18,984      .17
AMFM Inc.(1)                                                                         185,700        12,813      .12

HEALTH & PERSONAL CARE  -  13.36%
Pfizer Inc                                                                         7,426,500       356,472     3.27
Cardinal Health, Inc.                                                              2,650,000       196,100     1.80
American Home Products Corp.                                                       2,838,000       166,732     1.53
Pharmacia Corp. (merger of Pharmacia                                               3,119,244       161,226     1.48
 & Upjohn, Inc. and Monsanto Co.)
AstraZeneca PLC (United Kingdom)                                                   2,250,000       105,100       96
Sepracor Inc. (1)                                                                    604,800        72,954      .67
Millennium Pharmaceuticals, Inc. (1)                                                 600,000        67,125      .61
Gillette Co.                                                                       1,600,000        55,900      .51
MedImmune, Inc. (1)                                                                  645,000        47,730      .44
Novoste Corp. (1)                                                                    700,000        42,700      .39
Bristol-Myers Squibb Co.                                                             680,000        39,610      .36
Celera Genomics Group  (1)                                                           363,900        34,025      .31
Forest Laboratories, Inc. (1)                                                        300,000        30,300      .28
Guidant Corp. (1)                                                                    536,000        26,532      .24
Inhale Therapeutics Systems, Inc. (1) (2)                                            200,000        20,294      .19
Genentech, Inc. (1)                                                                   73,400        12,625      .12
Omnicare, Inc.                                                                     1,250,900        11,336      .10
Medarex, Inc. (1)                                                                     41,000         3,464      .03
Guilford Pharmaceuticals, Inc. (1)                                                   200,000         3,013      .03
Immunex Corp. (1)                                                                     46,000         2,274      .02
ImClone Systems Inc. (1)                                                              25,000         1,911      .02

DATA PROCESSING & REPRODUCTION  -  7.55%
3Com Corp. (1)                                                                     3,655,000       210,619     1.93
PeopleSoft, Inc. (1)                                                               6,900,828       115,589     1.06
Oracle Corp. (1)                                                                     950,000        79,859      .73
Cadence Design Systems, Inc. (1)                                                   3,500,000        71,312      .65
Computer Associates International, Inc.                                            1,300,000        66,544      .61
Fujitsu Ltd. (Japan)                                                               1,500,000        51,841      .48
Microsoft Corp. (1)                                                                  550,000        44,000      .40
Lexmark International Group, Inc., Class A  (1)                                      610,000        41,023      .38
Autodesk, Inc.                                                                       920,000        31,912      .29
Gateway, Inc. (1)                                                                    324,400        18,410      .17
Storage Technology Corp. (1)                                                       1,462,000        15,991      .15
Mentor Graphics Corp. (1)                                                            800,000        15,900      .15
Dell Computer Corp. (1)                                                              321,800        15,869      .15
Asera, Inc., preferred, Series C (1) (2) (3)                                         511,776        10,000      .09
Vignette Corp. (1)                                                                   186,000         9,675      .09
Compaq Computer Corp.                                                                300,000         7,669      .07
TIBCO Software Inc. (1)                                                               44,000         4,718      .04
Micromuse Inc. (1)                                                                    22,000         3,641      .03
VERITAS Software Corp. (1)                                                            30,000         3,390      .03
Portal Software, Inc. (1)                                                             45,000         2,874      .03
i2 Technologies, Inc. (1)                                                             26,000         2,711      .02

ELECTRICAL & ELECTRONICS  -  4.81%
Juniper Networks, Inc. (1)                                                           896,200       130,453     1.20
Nortel Networks Corp. (Canada)                                                     1,592,000       108,654     1.00
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)                            5,099,000       101,980      .93
NEC Corp. (Japan)                                                                  2,845,000        89,216      .82
Nokia Corp., Class A (ADR) (Finland)                                               1,408,000        70,312      .64
Alcatel (formerly Newbridge Networks Corp.) (ADR) (France)                           243,000        16,160      .15
Sycamore Networks, Inc. (1)                                                           44,000         4,856      .04
Cisco Systems, Inc. (1)                                                               54,000         3,432      .03

INSURANCE  -  4.09%
American International Group, Inc.                                                 1,500,000       176,250     1.62
Marsh & McLennan Companies, Inc.                                                     819,000        85,534      .78
Berkshire Hathaway Inc., Class A (1)                                                   1,500        80,700      .74
Progressive Corp.                                                                    700,000        51,800      .48
XL Capital Ltd., Class A (Bermuda -                                                  710,000        38,429      .35
 Incorporated in the Cayman Islands)
MGIC Investment Corp.                                                                250,000        11,375      .10
Aon Corp.                                                                             62,000         1,926      .02

ELECTRONIC INSTRUMENTS  -  4.02%
KLA-Tencor Corp. (1)                                                               2,724,000       159,524     1.46
Applied Materials, Inc. (1)                                                        1,644,000       148,988     1.36
PE Corp. - PE Biosystems Group                                                     1,411,600        92,989      .85
Teradyne, Inc. (1)                                                                   325,000        23,888      .22
SDL, Inc. (1)                                                                         26,000         7,415      .07
ANTEC Corp. (1)                                                                      150,000         6,234      .06

BUSINESS SERVICES  -  3.37%
Cendant Corp. (1)                                                                  8,564,800       119,907     1.10
Federal Express Corp. (1)                                                          1,400,000        53,200      .49
Allied Waste Industries, Inc. (1)                                                  2,950,000        29,500      .27
Robert Half International Inc.  (1)                                                  800,000        22,800      .21
Waste Management, Inc.                                                             1,200,000        22,800      .21
Sabre Holdings Corp., Class A  (1)                                                   794,917        22,655      .21
Avery Dennison Corp.                                                                 200,000        13,425      .12
iXL Enterprises, Inc. (1)                                                            800,000        11,600      .11
United Parcel Service, Inc., Class B                                                 186,200        10,986      .10
Extreme Networks, Inc. (1)                                                            86,500         9,126      .08
Digex, Inc., Class A  (1)                                                             94,000         6,386      .06
VeriSign, Inc. (1)                                                                    36,013         6,356      .06
Ariba, Inc. (1)                                                                       58,000         5,687      .05
Internet Capital Group, Inc. (1)                                                     150,000         5,552      .05
X.com Corp., convertible preferred, Series C  (1) (2) (3)                          1,872,727         5,150      .05
BEA Systems, Inc. (1)                                                                100,000         4,944      .04
Flextronics International Ltd. (USA                                                   63,000         4,327      .04
 -- Incorporated in Singapore) (1)
Exodus Communications, Inc. (1)                                                       80,000         3,685      .03
Concord EFS, Inc. (1)                                                                110,000         2,860      .03
InterNAP Network Services Corp. (1)                                                   65,000         2,699      .02
Paychex, Inc.                                                                         60,000         2,520      .02
SAVVIS Communications Corp. (1)                                                      131,500         1,718      .02

LEISURE & TOURISM  -  2.95%
Walt Disney Co.                                                                    3,875,000       150,398
Go.com  (1)                                                                          341,205         4,073     1.42
Starbucks Corp. (1)                                                                2,750,000       105,016      .96
Carnival Corp.                                                                     3,208,000        62,556      .57

HEALTH CARE PROVIDERS & SERVICES  -  2.27%
HCA - Healthcare Co. (formerly Comlumbia/                                          4,990,300       151,580     1.39
HCA Healthcare Corp.)
WellPoint Health Networks Inc. (1)                                                   750,000        54,328      .50
Universal Health Services, Inc., Class B  (1)                                        500,000        32,750      .30
Quintiles Transnational Corp. (1)                                                    650,000         9,181      .08

FINANCIAL SERVICES  -  1.87%
Fannie Mae                                                                         2,063,000       107,663      .99
Capital One Financial Corp.                                                          950,600        42,421      .39
Household International, Inc.                                                        748,000        31,089      .28
Providian Financial Corp.                                                            232,000        20,880      .19
Freddie Mac                                                                           49,000         1,984      .02

WIRELESS TELECOMMUNICATION SERVICES  -  1.58%
NTT DoCoMo, Inc.
!(formerly NTT Mobile Communications Network, Inc.) (Japan)                            3,118        84,270      .77
Crown Castle International Corp. (1)                                               1,988,400        72,577      .67
Nextel Communications, Inc., Class A  (1)                                            200,000        12,238      .11
Sprint PCS Group (1)                                                                  39,000         2,320      .02
Paging Network, Inc. (1)                                                           1,500,000         1,078      .01

BANKING  -  1.46%
Sakura Bank, Ltd. (Japan)                                                          8,000,000        55,222      .51
Charter One Financial, Inc.                                                        1,100,000        25,300      .23
Washington Mutual, Inc.                                                              850,000        24,544      .23
FleetBoston Financial Corp.                                                          688,941        23,424      .21
Wells Fargo & Co.                                                                    500,000        19,375      .18
M&T Bank Corp.                                                                        25,000        11,250      .10

ENERGY SOURCES  -  1.38%
EOG Resources, Inc.                                                                1,200,000        40,200      .37
Murphy Oil Corp.                                                                     609,700        36,239      .33
Pogo Producing Co.                                                                 1,599,300        35,384      .32
Enterprise Oil PLC (United Kingdom)                                                1,700,000        14,195      .13
Talisman Energy Inc. (Canada) (1)                                                    400,000        13,254      .12
TOTAL FINA SA, Class B (ADR) (France)                                                150,000        11,522      .11

BEVERAGES & TOBACCO  -  1.13%
Coca-Cola Co.                                                                        912,000        52,383      .48
Philip Morris Companies Inc.                                                       1,030,000        27,359      .25
Coca-Cola West Japan Co. Ltd. (Japan)                                                800,000        25,238      .23
PepsiCo, Inc.                                                                        400,000        17,775      .17

TRANSPORTATION: AIRLINES  -  1.09%
Southwest Airlines Co.                                                             4,344,762        82,279      .75
AMR Corp. (1)                                                                      1,100,000        29,081      .27
Delta Air Lines, Inc.                                                                150,000         7,585      .07

MERCHANDISING  -  0.80%
Consolidated Stores Corp. (1)                                                      2,152,425        25,829      .23
Limited Inc.                                                                       1,100,000        23,788      .22
Lowe's Companies, Inc.                                                               484,000        19,874      .18
Sunglass Hut International, Inc. (1) (4)                                           2,203,000        18,106      .17

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.59%
CoreExpress, Inc., convertible preferred,                                          1,861,446        23,000      .21
 Series C (1) (2) (3)
Equinix, Inc., convertible preferred,                                              1,315,649        19,840      .18
 Series C  (1) (2) (3)
MCI WorldCom, Inc. (1)                                                               300,000        13,762      .13
Rhythms NetConnections Inc. (1)                                                      588,000         7,387      .07

MISCELLANEOUS MATERIALS & COMMODITIES  -  0.41%
Sealed Air Corp. (1)                                                                 850,000        44,519      .41

FOOD & HOUSEHOLD PRODUCTS  -  0.30%
Keebler Foods Co.                                                                    600,000        22,275      .20
Dole Food Co., Inc.                                                                  750,000        10,500      .10

CHEMICALS  -  0.29%
Valspar Corp.                                                                        721,300        24,344      .22
Air Products and Chemicals, Inc.                                                     250,000         7,703      .07

RECREATION  OTHER CONSUMER PRODUCTS  -  0.24%
Hasbro, Inc.                                                                       1,725,000        25,983      .24

UTILITIES: ELECTRIC & GAS  -  0.17%
Questar Corp.                                                                        950,000        18,406      .17

ENERGY EQUIPMENT  -  0.14%
Schlumberger Ltd. (Netherlands Antilles)                                             150,000        11,194      .10
Baker Hughes Inc.                                                                    113,000         3,616      .04

TRANSPORTATION: RAIL & ROAD  -  0.02%
Wisconsin Central Transportation Corp. (1)                                           200,000         2,600      .02

MISCELLANEOUS -  1.17%
Other equity securities in initial period of acquisition                                           128,197     1.17

Total Equity Securities  (cost: $5,582,596,000)                                                 10,131,116    92.85




                                                                                  Principal        Market  Percent
                                                                                     Amount         Value   of Net
Short Term Securities                                                                  (000)         (000)  Assets
CORPORATE SHORT-TERM NOTES -  6.79%

Park Avenue Receivables Corp. 6.55%-6.58%                                             62,220        62,034      .57
 due 7/13-7/20/2000
SBC Communications Inc. 6.14%-6.55% due 7/13-8/23/2000                                43,600        43,311      .40
Duke Energy Corp. 6.52%-6.53% due 7/14-8/2/2000                                       43,500        43,303      .40
Ciesco LP 6.52% due 7/7/2000                                                          40,000        39,949      .37
American Express Credit Corp. 6.56% due 7/24/2000                                     40,000        39,825      .36
Bell Atlantic Network Funding Corp. 6.53%-6.54% due
!7/17-7/25/2000                                                                       38,800        38,660      .35
Wal-Mart Stores, Inc. 6.53% due 8/8/2000                                              36,200        35,943      .33
General Motors Acceptance Corp. 6.56% due 7/14/2000                                   30,600        30,522      .28
Corporate Asset Funding Co. Inc. 6.53% due 7/11/2000                                  30,000        29,940      .27
Motiva Enterprises LLC 6.47%-6.54% due 7/6-7/28/2000                                  30,000        29,887      .27
H.J. Heinz Co. 6.51%-6.53% due 7/5-8/16/2000                                          30,000        29,858      .27
Pharmacia Corp. 6.55% due 8/4/2000                                                    29,600        29,412      .27
International Lease Finance Corp. 6.52%-6.58%
!due 7/19-9/15/2000                                                                   25,980        25,802      .24
Emerson Electric Co. 6.55% due 7/6/2000                                               25,000        24,973      .23
Procter & Gamble Co. 6.55% due 7/12/2000                                              25,000        24,945      .23
Preferred Receivables Funding Corp. 6.55% due 7/27/2000                               25,000        24,877      .23
CIT Group, Inc. 6.54% due 8/1/2000                                                    23,000        22,866      .21
Ford Motor Credit Co. 6.53%-6.56% due 7/19-7/26/2000                                  19,970        19,883      .18
Campbell Soup Co. 6.53% due 7/26/2000                                                 19,700        19,607      .18
BellSouth Capital Funding Corp. 6.51%-6.53%
!due 7/21-8/21/2000                                                                   19,100        18,982      .17
Bell Atlantic Financial Services, Inc.
!6.55%-6.63% due 7/31-8/14/2000                                                       18,375        18,234      .17
Gannett Co., Inc. 6.50% due 7/19/2000                                                 18,000        17,938      .16
BellSouth Telecommunications, Inc.
!6.50%-6.54% due 7/18-8/14/2000                                                       17,400        17,317      .16
AT&T Corp. 6.52%-6.70% due 7/10-7/24/2000                                             15,700        15,659      .14
Eastman Kodak Co. 6.62% due 8/21/2000                                                 15,000        14,858      .14
General Electric Capital Corp. 6.95% due 7/3/2000                                     11,700        11,693      .11
Coca-Cola Co. 6.32%-6.44% due 7/7-7/11/2000                                           10,910        10,891      .10

FEDERAL AGENCY DISCOUNT NOTES - 0.36%

Freddie Mac 6.385%-6.46% due 7/5-9/14/2000                                            30,000        29,845      .27
Fannie Mae 6.50% due 9/21/2000                                                        10,000         9,851      .09

NON-U.S. CURRENCY - 0.04%

New Taiwanese Dollar                                                              NT$118558          3,868      .04
Total Short Term Securities   (cost: $784,449,000)                                                 784,733     7.19
Total Investment Securities   (cost:$6,367,045,000)                                             10,915,849   100.04
Excess of payables over cash and receivables                                                         4,929      .04
NET ASSETS                                                                                     $10,910,920   100.00






(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
     resale to the public may require registration or sale only to qualified institutional buyers.
(3) Valued under procedures established by the Board of Trustees.
(4) The fund owns 5.38% of the outstanding voting securities of Sunglass Hut International, Inc. and thus is considered an affiliate as defined under the Investment Company Act of 1940.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH FUND

Equity securities appearing in the portfolio since December 31, 1999 American Home Products
American international Group
Aon
Ariba
Asera
Baker Hughes
BEA Systems
Berkshire Hathaway
Bristol-Myers Squibb
Cisco Systems
Coca-Cola
CoreExpress
Dell Computer
Digex
Equinix
Exodus Communications
Extreme Networks
Freddie Mac
Gillett
i2 Technologies
ImClone Systems
Immunex
Infinity Broadcasting
InterNAP Network Services
Internet Capital Group
iXL Enterprises
JDS Uniphase
Marsh & McLennan
Medarex
Micrel
Micromuse
Portal Software
PRIMEDIA
Progressive
Redback Network
sRhythms NetConnections
SAVVIS Communications
SDL
Sprint PCS Group
Sycamore Networks
TIBCO Software
VeriSign
VERITAS Software
Vignette
Walt Disney
WellPoint Health Networks
X.com

Equity securities eliminated from the portfolio since December 31, 1999
Amgen
Biogen
Cablevision Systems
Gilead Sciences
Lucent Technologies
NIKE
Snyder Communications
Teleglobe
Thermo Electron

American Funds Insurance Series International Fund
Investment Portfolio, June 30, 2000  (Unaudited)
Where the Fund's Assets Are Invested


                                                                                Percent of
                                                                                Net Assets
                                                                                --------
Europe                                                                                 45.58%
Asia/Pacific Rim                                                                       35.58%
The Americas                                                                            8.31%
Other Countries                                                                         3.18%
Cash & Equivalents                                                                      7.35%




Largest Individual Equity Securities



Vodafone AirTouch                                                                       3.04%
Nokia                                                                                    3.01
Telefonos de Mexico                                                                      2.65
Check Point Software Technologies                                                        2.38
Ericsson                                                                                 2.31
Taiwan Semiconductor Manufacturing                                                       2.18
Mediaset                                                                                 2.04
Telefonica                                                                               2.03
Rohm                                                                                     1.86
AstraZeneca                                                                              1.76




                                                                                  Number of     Market     Percent
                                                                                   Shares        Value     of Net
Stocks (common and preferred)                                                                    (000)     Assets
BROADCASTING & PUBLISHING  -  18.61%
Mediaset SpA (Italy)                                                                5,967,000     $91,170     2.04%
CANAL+ (France)                                                                       447,672       75,245     1.69
Metropole Television (France)                                                         890,000       54,057     1.21
United Pan-Europe Communications NV (Netherlands) (1)                               1,950,000       51,007     1.15
Seat Pagine Gialle SpA (Italy)                                                     20,000,000       48,017     1.08
Television Francaise 1 SA (France)                                                    650,000       45,315     1.02
British Sky Broadcasting Group PLC (United Kingdom) (1)                             2,200,000       43,074      .97
Fuji Television Network Inc. (Japan)                                                    2,611       40,816      .92
News Corp. Ltd. (ADR) (Australia)                                                     362,000       19,729
News Corp. Ltd., preferred (ADR)                                                      181,000        8,597
News Corp. Ltd., preferred                                                            201,888        2,431      .69
TeleWest Communications PLC (formerly                                               8,505,000       29,386      .66
 Flextech PLC) (United Kingdom) (1)
Television Broadcasts Ltd. (Hong Kong)                                              4,330,000       28,884      .65
ProSieben Media AG (Germany)                                                          230,400       28,824      .65
KirchMedia GmbH & Co. KGaA (Germany) (1) (2) (3)                                      675,511       28,284      .63
Austar United Communications Ltd. (Australia) (1)                                   8,208,200       27,671      .62
Nippon Television Network Corp. (Japan) (1) (4)                                        21,000       13,685
Nippon Television Network Corp.                                                        21,000       13,645      .61
Tokyo Broadcasting System, Inc. (Japan) (1)                                           600,000       25,878      .58
Grupo Televisa, SA (ADR) (Mexico) (1)                                                 360,000       24,817      .56
Sogecable, SA (Spain) (1)                                                             660,100       23,463      .54
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                                  61,000       15,067
Modern Times Group MTG AB, Class A (1)                                                101,600        4,617      .44
Publishing & Broadcasting Ltd. (Australia)                                          2,350,000       18,037      .40
MIH Ltd., Class A (South Africa) (1)                                                  600,000       18,019      .40
Promotora de Informaciones, SA (Spain) (1)                                            676,500       15,699      .35
Fox Kids Europe NV (Netherlands) (1)                                                  820,000       12,921      .29
Axel Springer Verlag AG (Germany)                                                      10,000       11,460      .26
SBS Broadcasting SA (Luxembourg) (1)                                                  158,800        8,655      .19
Primedia Ltd., units (South Africa)                                                   391,631          318
Primedia Ltd., units, Class N                                                         179,635          134      .01

DIVERSIFIED TELECOMMUNICATION SERVICES  -  9.75%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                               2,064,000      117,906     2.65
Telefonica, SA (Spain) (1)                                                          3,121,200       67,067
Telefonica, SA (ADR) (1)                                                              362,931       23,250     2.03
Telecom Italia SpA, nonconvertible savings (Italy)                                  7,884,165       52,201
Telecom Italia SpA                                                                    345,000        4,723     1.28
Deutsche Telekom AG (Germany)                                                         865,100       49,240     1.10
Nippon Telegraph and Telephone Corp. (Japan)                                            2,200       29,212      .66
Korea Telecom Corp. (ADR) (South Korea)                                               467,900       22,634      .51
Telefonica de Argentina SA, Class B (ADR) (Argentina)                                 400,000       12,700      .28
Videsh Sanchar Nigam Ltd. (GDR) (India)                                               740,550       11,664      .26
Cable & Wireless Optus Ltd. (Australia) (1)                                         3,700,000       11,006      .25
Koninklijke PTT Nederland NV (Netherlands)                                            235,366       10,531      .24
Tiscali SpA (Italy) (1)                                                               170,000        7,119      .16
Philippine Long Distance Telephone Co. (Philippines)                                  205,000        3,682
Philippine Long Distance Telephone Co. (ADR)                                          154,000        2,734      .14
One.Tel Ltd. (Australia)                                                            7,500,000        4,928      .11
Bayan Telecommunications Holdings Corp.,                                              150,000         3298
 convertible preferred (Philippines) (1) (2) (3)
Bayan Telecommunications Holdings Corp.,                                               43,010           50
 Class A (1) (2) (3)
Bayan Telecommunications Holdings Corp.,                                               14,199           16      .07
 Class B (1) (2) (3)
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                   26,170          474      .01

ELECTRONIC COMPONENTS  -  9.07%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                           20,343,680       96,906     2.18
Rohm Co., Ltd. (Japan)                                                                284,000       82,908     1.86
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                               1,097,730       68,824     1.54
Murata Manufacturing Co., Ltd. (Japan)                                                211,000       30,242      .68
Infineon Technologies AG (Germany) (1)                                                343,000       27,188      .61
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)                                    1,960,000       17,777      .40
Samsung Electronics Co., Ltd. (South Korea)                                            53,600       17,740      .40
Hirose Electric Co., Ltd. (Japan)                                                     111,000       17,258      .39
Hyundai Electronics Industries Co., Ltd. (South Korea) (1)                            800,000       15,786      .35
Hoya Corp. (Japan)                                                                    175,000       15,656      .35
STMicroelectronics NV (Netherlands)                                                   220,000       13,867      .31

ELECTRICAL & ELECTRONICS  -  9.01%
Nokia Corp. (Finland)                                                               2,628,000      134,146     3.01
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                   3,574,800       70,863
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                      1,600,000       32,000     2.31
Toshiba Corp. (Japan)                                                               4,230,000       47,682     1.07
Nortel Networks Corp. (Canada)                                                        600,000       40,950      .92
NEC Corp. (Japan)                                                                   1,280,000       40,139      .90
Hitachi, Ltd. (Japan)                                                               1,970,000       28,384      .64
Premier Farnell PLC (United Kingdom)                                                1,000,000        7,380      .16

WIRELESS TELECOMMUNICATION SERVICES  -  5.70%
Vodafone AirTouch PLC (United Kingdom)                                             33,516,909      135,613     3.04
China Mobile (Hong Kong) Ltd. (formerly                                               314,600       55,940     1.26
 China Telecom (Hong Kong) Ltd.) (ADR)
 (People's Republic of China) (1)
Telecom Italia Mobile SpA (Italy)                                                   2,000,000       20,435
Telecom Italia Mobile SpA, savings                                                  1,312,800        6,635      .61
DDI Corp. (Japan)                                                                       2,600       24,974      .56
NTT DoCoMo, Inc. (formerly NTT Mobile                                                     216        5,838      .13
 Communications Network, Inc.) (Japan)
TELECEL - Comunicacoes Pessoais, SA (Portugal)                                        282,000        4,282      .10

HEALTH & PERSONAL CARE  -  5.27%
AstraZeneca PLC (United Kingdom)                                                    1,677,054       78,182     1.76
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                            1,346,000       54,378     1.22
Shionogi & Co., Ltd. (Japan)                                                        2,347,000       44,535     1.00
Elan Corp., PLC (ADR) (Ireland) (1)                                                   682,800       33,073      .74
Aventis SA (France)                                                                   210,000       15,332      .34
CSL Ltd. (Australia)                                                                  351,800        6,942
CSL Ltd.(1)                                                                           118,700        2,342      .21

BUSINESS SERVICES  -  4.93%
Adecco SA (Switzerland)                                                                56,000       47,605     1.07
ADVA AG Optical Networking (Germany) (1)                                               53,400       30,343      .68
Brambles Industries Ltd. (Australia)                                                  925,682       28,384      .64
Intershop Communications AG (Germany) (1)                                              50,000       22,586      .51
Aegis Group PLC (United Kingdom)                                                    7,350,000       21,663      .49
Rakuten, Inc. (Japan) (1)                                                                 303       18,404      .41
Terra Networks, SA (Spain) (1)                                                        278,000       10,752      .24
Sonae.com, SGPS, SA (Portugal) (1)                                                  1,000,000        9,770      .22
China.com Corp., Class A (Hong Kong) (1)                                              420,000        8,584      .19
Vivendi SA (France)                                                                    88,147        7,782      .17
Liberty Surf Group SA (France) (1)                                                    159,222        5,168      .12
United Internet AG (Germany) (1)                                                       30,000        3,682      .08
TNT Post Groep NV (Netherlands)                                                        91,496        2,468      .06
Zhejiang Expressway Co. Ltd., Class H                                              10,298,000        1,757      .04
 ( People's Republic of China)
Rentokil Initial PLC (United Kingdom)                                                 284,100          646      .01
AdLINK Internet Media AG (Germany) (1)                                                 10,000          113      .00
Jobs & Adverts AG (Germany) (1)                                                         3,333           56      .00
Metropolis Transactive Holdings Ltd. (South Africa) (1)                                58,765           10      .00

BANKING  -  4.21%
ABN AMRO Holding NV (Netherlands)                                                   1,937,245       47,473     1.07
Sakura Bank, Ltd. (Japan)                                                           4,850,000       33,478      .75
Bank of Nova Scotia (Canada)                                                          975,000       23,909      .54
DBS Group Holdings Ltd. (Singapore)                                                 1,628,200       20,925      .47
Industrial Bank of Japan, Ltd. (Japan)                                              1,800,000       13,628      .31
Unibanco-Uniao de Bancos Brasileiros SA,                                              360,000       10,350      .23
 units (GDR) (Brazil)
Lloyds TSB Group PLC (United Kingdom)                                               1,000,000        9,456      .21
Fuji Bank, Ltd. (Japan)                                                               970,000        7,362      .16
Bank of Scotland (United Kingdom)                                                     711,635        6,778      .15
Dai-Ichi Kangyo Bank, Ltd. (Japan)                                                    600,000        4,548      .10
Bangkok Bank PCL (Thailand) (1)                                                     3,500,000        4,289      .10
Commonwealth Bank of Australia (Australia)                                            245,000        4,052      .09
Standard Chartered Bank (United Kingdom)                                              101,630        1,268      .03

MERCHANDISING  -  2.55%
Dixons Group PLC (United Kingdom) (1)                                              11,333,723       46,201     1.04
EM.TV & Merchandising AG (Germany)                                                    564,800       33,280
EM.TV & Merchandising AG (1)                                                           70,200        4,137      .84
Wal-Mart de Mexico, SA de CV (formerly Cifra,                                       6,000,000       13,809      .31
 SA de CV), Class C (Mexico) (1)
Ito-Yokado Co., Ltd. (Japan)                                                          135,000        8,111      .18
Kingfisher PLC (United Kingdom)                                                       557,224        5,079      .11
Loblaw Companies Ltd. (Canada)                                                        108,800        3,116      .07

IT CONSULTING & SERVICES  -  2.38%
Check Point Software Technologies Ltd. (Israel) (1)                                   500,000      105,875     2.38

DATA PROCESSING & REPRODUCTION  -  2.03%
Fujitsu Ltd. (Japan)                                                                1,600,000       55,297     1.24
BCE Inc. (Canada) (1)                                                                 575,000       35,076      .79

ENERGY SOURCES  -  1.99%
Broken Hill Proprietary Co. Ltd. (Australia)                                        4,911,615       57,941     1.30
TOTAL FINA SA, Class B (France)                                                        48,944        7,506
TOTAL FINA SA, Class B (ADR)                                                           55,000        4,225      .26
Norsk Hydro AS (Norway)                                                               237,700        9,983      .22
Woodside Petroleum Ltd. (Australia)                                                   600,000        4,659      .11
"Shell" Transport and Trading Co., PLC,                                                90,000        4,494      .10
 New York registered (United  Kingdom)

APPLIANCES & HOUSEHOLD DURABLES  -  1.99%
Sony Corp. (Japan)                                                                    590,200       55,024     1.23
Koninklijike Philips Electronics NV (Netherlands)                                     500,000       23,588      .53
THOMSON multimedia (France) (1)                                                       156,800       10,153      .23

INDUSTRIAL COMPONENTS  -  1.72%
Nippon Electric Glass Co., Ltd. (Japan)                                             3,000,000       69,216     1.56
Bridgestone Corp. (Japan)                                                             175,000        3,700      .08
Valeo (France)                                                                         50,000        2,674      .06
Minebea Co., Ltd. (Japan)                                                              60,000          751      .02

RECREATION & OTHER CONSUMER PRODUCTS  -  1.69%
Nintendo Co., Ltd. (Japan)                                                            210,000       36,625      .82
Canon, Inc. (Japan)                                                                   500,000       24,861      .56
EMI Group PLC (United Kingdom)                                                      1,500,000       13,639      .31

AUTOMOBILES  -  1.14%
Suzuki Motor Corp. (Japan)                                                          1,700,000       21,900      .49
Honda Motor Co., Ltd. (Japan)                                                         561,000       19,072      .43
Volvo AB, Class B (Sweden)                                                            450,000        9,789      .22

MULTI-INDUSTRY  -  1.11%
Orkla AS, Class A (Norway)                                                          2,097,942       39,893      .90
Lend Lease Corp. Ltd. (Australia)                                                     500,000        6,364      .14
Preussag AG (Germany)                                                                  58,429        1,886      .04
Benpres Holdings Corp. (GDR) (Philippines) (1)                                        771,100        1,388      .03

BUILDING MATERIALS & COMPONENTS  -  1.09%
Cemex, SA de CV (ADR) (Mexico)                                                      1,541,212       36,026
Cemex, SA de CV, warrants, expire 2002 (1)                                             92,038          242      .81
Holderbank Financiere Glaris Ltd. (Switzerland)                                        10,000       12,267      .28

FOOD & HOUSEHOLD PRODUCTS  -  0.99%
Nestle SA (Switzerland)                                                                11,295       22,619      .51
Groupe Danone (France)                                                                100,000       13,275      .30
Reckitt Benckiser PLC (United Kingdom)                                                737,375        8,269      .18

MACHINERY & ENGINEERING  -  0.80%
GKN PLC (United Kingdom)                                                            1,031,993       13,184      .30
Mitsubishi Heavy Industries, Ltd. (Japan)                                           2,500,000       11,065      .25
Metso Oyj (Finland)                                                                   830,000        9,987      .22
Kvaerner ASA, Class A (Norway) (1)                                                    112,000        1,176
Kvaerner ASA, Class A, warrants, expire 2000 (1)                                      112,000           63      .03

AEROSPACE & MILITARY TECHNOLOGY  -  0.65%
Bombardier Inc., Class B (Canada)                                                   1,073,800       29,161      .65

FOREST PRODUCTS & PAPER  -  0.63%
UPM-Kymmene Corp. (Finland)                                                           945,000       23,464      .53
Kimberly-Clark de Mexico, SA de CV (Mexico)                                         1,600,000        4,556      .10

LEISURE & TOURISM  -  0.53%
Granada Group PLC (United Kingdom)                                                  1,100,000       11,002      .25
StudioCanal (France) (1)                                                              900,000        9,626      .21
Mandarin Oriental International Ltd. (Singapore)                                    4,503,661        2,995      .07

WHOLESALE & INTERNATIONAL TRADE  -  0.52%
Marubeni Corp. (Japan)                                                              6,780,000       23,304      .52

UTILITIES: ELECTRIC & GAS  -  0.47%
Cia. Energetica de Minas Gerais - CEMIG,                                              826,600       14,259
 preferred nominative (ADR) (Brazil)
Cia. Energetica de Minas Gerais - CEMIG,                                           43,704,048          575      .33
 ordinary nominative
Manila Electric Co., Class A (GDR) (Philippines) (2) (3)                              612,000        4,450      .10
Scottish Power PLC (United Kingdom)                                                   200,000        1,697      .04

INSURANCE  -  0.45%
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                           1,624,006       10,558      .24
ING Groep NV (Netherlands)                                                            100,000        6,761      .15
AEGON NV (Netherlands)                                                                 80,000        2,847      .06

CONSTRUCTION & HOUSING  -  0.39%
YTL Corp. Bhd. (Malaysia)                                                          12,000,000       15,947
YTL Corp. Bhd., warrants, expire 2009 (1)                                           3,000,000        1,168      .39

GOLD MINES  -  0.25%
Anglogold Ltd. (South Africa)                                                         275,000       11,244      .25

REAL ESTATE  -  0.22%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                               500,000        5,532      .13
Brookfield Properties Corp. (Canada)                                                  181,600        2,411      .05
Mitsui Fudosan Co., Ltd. (Japan)                                                      159,000        1,722      .04

TRANSPORTATION: SHIPPING  -  0.13%
Stolt-Nielsen SA, Class B (ADR) (Polynational)                                        327,000        5,866      .13

METALS: NONFERROUS  -  0.06%
Pechiney, Class A (France)                                                             65,000        2,713      .06

BEVERAGES & TOBACCO  -  0.03%
Coca-Cola Beverages PLC (United Kingdom) (1)                                          635,937         1012      .03
Coca-Cola Amatil Ltd. (Australia)                                                      91,600          178      .00

MISCELLANEOUS  -  1.76%
Other stocks in initial period of acquisition                                                       78,173     1.76

TOTAL STOCKS   (cost: $2,290,672,000)                                                            4,103,549    92.12


                                                                                  Principal     Market     Percent
                                                                                   Amount        Value     of Net
                                                                                    (000)        (000)     Assets
Convertible Debentures
MERCHANDISING  -  0.22%
EM.TV & Merchandising AG 4.00% 2005 (Germany)                                     EURO11,508         9,726      .22

BROADCASTING & PUBLISHING  -  0.20%
United News & Media PLC 6.125% 2003  (United Kingdom)                                 #4,500         9,102      .20

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.09%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                                 EURO2,400         3,833      .09

ELECTRICAL & ELECTRONICS  -  0.02%
Elektrim SA 3.75% 2004 (Poland)                                                       $1,000           917      .02
TOTAL CONVERTIBLE DEBENTURES   (cost: $24,146,000)                                                  23,578      .53
TOTAL EQUITY SECURITIES   (cost: $2,314,818,000)                                                 4,127,127    92.65


Short Term Securities
CORPORATE SHORT-TERM NOTES  -  6.91%
British Telecommunications PLC 6.63% due 8/21/00                                       47,600       47,149     1.06
France Telecom, SA 6.48%-6.56% due 7/10-7/24/00 (2)                                    33,400       33,306      .75
Deutsche Bank Financial Inc.6.55% due 8/7-9/20/00                                      29,350       29,079      .65
BMW US Capital Corp. 6.52%-6.65% due 7/17-8/30/00                                      25,800       25,651      .57
Den Danske Bank AS 6.51% due 7/13/00                                                   25,000       24,941      .56
Rio Tinto PLC 6.55% due 7/26/00 (2)                                                    25,000       24,882      .56
DaimlerChrysler North America Holding Corp.                                            25,000       24,810      .56
 6.53%-6.55% due 8/4-8/21/00
Halifax Group PLC 6.53% due 8/7/00                                                     21,900       21,749      .49
Corporate Asset Funding Co. Inc. 6.48% due 7/12/00 (2)                                 16,400       16,364      .37
Societe General North America Inc. 6.57% due 8/10/00                                   16,000       15,881      .36
Westpac Trust Securities NZ Ltd. 6.87% due 7/3/00                                      12,500       12,493      .28
Glaxo Wellcome PLC 6.54% due 7/3/00 (2)                                                12,205       12,198      .27
ANZ (Delaware) Inc. 6.54% due 8/15/00                                                  10,000        9,916      .22
Rio Tinto America, Inc. 6.52% due 7/12/00 (2)                                           9,400        9,380      .21

NON U.S. GOVERNMENT OBLIGATIONS  -  0.36%
Canadian Wheat Board 6.55% due 7/26/00                                                 16,000       15,924      .36

FEDERAL AGENCY DISCOUNT NOTES  -  0.25%
Freddie Mac 6.37% due 7/05/00                                                           5,700        5,695      .13
Fannie Mae 6.05%-6.43% due 7/13-7/27/00                                                 5,350        5,333      .12

NON-U.S. CURRENCY  -  0.04%
New Taiwanese Dollar                                                               NT$67,272         2,195      .04
TOTAL SHORT TERM SECURITIES   (cost: $336,711,000)                                                 336,946     7.56

TOTAL INVESTMENT SECURITIES   (cost:$2,651,529,000)                                              4,464,073   100.21
Excess of payables over cash and receivables                                                         9,307      .21
NET ASSETS                                                                                      $4,454,766   100.00




(1) Non-income-producing security.

(2) Purchased in a private placement
 transaction; resale to the
    public may require registration or
 sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.
(4) When-issued security.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts



See Notes to Financial Statements




Equity securities appearing in the
 portfolio since December 31, 1999
AdLINK Internet Media
ADVA Optical Networking
Aventis
Brookfield Properties
Cable & Wireless Optus
Canon
China.com
CSL
Dai-Ichi Kangyo Bank
Hyundai Electronics Industries
Industrial Bank of Japan
Infineon Technologies
Intershop Communications
Jobs & Adverts
Liberty Surf Group
Lloyds TSB Group
Marubeni
MIH
Nippon Electric Glass
One.Tel
Promotora de Informaciones
Rakuten
Shionogi
Sonae.com
STMicroelectronics
StudioCanal
Tiscali
Tokyo Broadcasting System
Unibanco-Uniao de Bancos Brasileiros
United Internet
Volvo

Equity securities eliminated from the
 portfolio since December 31, 1999
Acer Peripherals
ATI Technologies
Banque Nationale de Paris
Bayerische Motoren Werke
Cadbury Schweppes
Carrefour
Chartered Semiconductor Manufacturing
Coles Myer
ecorp
edel music
Kawasaki Steel
Koninklijke Ahold
Mannesmann
Panamerican Beverages
Paranaense de Energia - COPEL
Partner Communications
SK Telecom
SmithKline Beecham
Societe Europeenne des Satellites
Sony Music Entertainment
South African Breweries
Square
Swisscom
Telstra
Westpac Banking
Zhenhai Refining & Chemical

AMERICAN FUNDS INSURANCE SERIES
NEW WORLD FUND
AS OF 06/30/2000
Asia/Pacific Rim                                                       29.13%
The Americas                                                           28.53%
Europe                                                                 15.00%
Other                                                                   7.34%
Cash  Equivalents                                                      20.00%


 Ten Largest Holdings                                  Percent of Net Assets

Samsung Electronics                                                    3.46%
Samsung Electro-Mechanics                                                2.18
Avon Products                                                            2.08
Coca-Cola                                                                1.88
Hon Hai Precision Industry                                               1.76
Unibanco-Uniao de Bancos Brasileiros                                     1.70
Tele Nordeste Celular Participacoes                                      1.57
Telefonos de Mexico                                                      1.55
Check Point Software Technologies                                        1.50
Shinhan Bank                                                             1.34

New World Fund
Investment Portfolio, June 30, 2000                                                                       (unaudited)
                                                                                                Market        Percent
                                                                                   Number of     Value         of Net
STOCKS  (common and preferred)                                                        Shares      (000)        Assets
ELECTRONIC COMPONENTS  -  8.41%
Samsung Electronics Co., Ltd. (South Korea)                                            14,730    $4,875         3.46%
Samsung Electro-Mechanics Co. (South Korea)(1)                                         48,900     3,066           2.18
Hon Hai Precision Industry Co. Ltd. (Taiwan)(1)                                       274,000     2,485           1.76
Venture Manufacturing (Singapore) Ltd. (Singapore)                                     66,000       672            .48
Omni Industries Ltd. (Singapore)                                                      273,000       450            .32
Metalink Ltd. (Israel)(1)                                                              10,000       296            .21

BANKING  -  8.34%
Unibanco-Uniao de Bancos Brasileiros SA,                                               83,400     2,398           1.70
 units (GDR) (Brazil)
Shinhan Bank (South Korea)                                                            199,500     1,879           1.34
ABN AMRO Holding NV (Netherlands)                                                      74,303     1,821           1.29
DBS Group Holdings Ltd. (Singapore)                                                    97,692     1,256            .89
Kookmin Bank (South Korea)                                                             80,000     1,019            .72
Yapi ve Kredi Bankasi AS (Turkey)                                                  80,082,530       891            .63
Wielkopolski Bank Kredytowy SA (Poland)                                               123,978       724            .51
Bangkok Bank PCL (Thailand)(1)                                                        580,000       711            .51
Standard Chartered Bank (United Kingdom)                                               41,705       520            .37
Australia and New Zealand Banking Group Ltd. (Australia)                               55,000       421            .30
Hanvit Bank (South Korea)(1)                                                           41,000       105            .08

DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.77%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                  38,200     2,182           1.55
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                  41,300     1,422           1.01
FirstCom Corp. (USA)(1)                                                                52,100       785            .56
Cia. Anonima Nacional Telefonos de Venezuela                                           28,000       761            .54
 (CANTV), Class D (ADR) (Venezuela)
Nortel Inversora SA, preferred, Class B (ADR) (Argentina)                              38,000       722            .51
Philippine Long Distance Telephone Co. (Philippines)                                   30,800       553            .39
Telefonica de Argentina SA, Class B (ADR) (Argentina)                                  17,000       540            .38
Videsh Sanchar Nigam Ltd. (GDR) (India)                                                31,200       491            .35
Bell Canada International Inc. (Canada)(1)                                             16,000       465            .33
Korea Telecom Corp. (ADR) (South Korea)                                                 7,000       339            .24
Telecom Argentina STET-France Telecom SA,                                              12,000       330            .24
 Class B (ADR) (Argentina)
Mahanagar Telephone Nigam Ltd. (GDR) (India)                                           26,000       273            .19
Global TeleSystems Group, Inc. (USA)(1)                                                22,200       268            .19
Global Light Telecommunications Inc. (Canada)(1)(2)                                    22,500       221            .16
FLAG Telecom Holdings Ltd. (Bermuda)(1)                                                11,600       173            .12
Societe Europeenne de Communication SA,                                                 1,328         6            .01
 Class B  (Luxembourg) (1)

HEALTH & PERSONAL CARE  -  5.49%
Avon Products, Inc. (USA)                                                              65,800     2,928           2.08
AstraZeneca PLC (United Kingdom)                                                       28,500     1,327            .94
Kimberly-Clark Corp. (USA)                                                             20,600     1,182            .84
PLIVA dd (GDR) (Croatia)                                                               90,000       936            .66
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                     16,000       887            .64
Pfizer Inc (USA)                                                                        9,700       466            .33

WIRELESS TELECOMMUNICATION SERVICES  -  5.29%
Tele Nordeste Celular Participacoes SA,                                                32,000     2,216           1.57
 preferred nominative (ADR) (Brazil)
Tele Sudeste Celular Participacoes SA,                                                 48,900     1,491           1.06
 preferred nominative (ADR) (Brazil)
Telesp Celular Participacoes SA, preferred                                         60,556,751     1,096            .79
 nominative (Brazil)
Nuevo Grupo Iusacell, SA de CV, Class V (ADR) (Mexico)(1)                              69,000     1,078            .77
China Telecom (Hong Kong) Ltd. (People's                                              120,000     1,058            .75
 Republic of China)(1)
Telemig Celular Participacoes SA, preferred                                             6,000       429            .30
 nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred                                            1,700        77            .05
 nominative (ADR) (Brazil)

BEVERAGES & TOBACCO  -  3.83%
Coca-Cola Co. (USA)                                                                    46,000     2,642           1.88
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                    20,400       878            .62
PepsiCo, Inc. (USA)                                                                    16,500       733            .52
Philip Morris Companies Inc. (USA)                                                     14,700       390            .28
Coca-Cola Amatil Ltd. (Australia)                                                     170,878       332            .24
South African Breweries PLC (United Kingdom)                                           40,000       299            .20
Coca-Cola Beverages PLC (United Kingdom)(1)                                            78,000       124            .09

ELECTRICAL & ELECTRONICS  -  3.22%
ECI Telecom Ltd. (Israel)                                                              40,000     1,430           1.02
Locus Co., Ltd. (South Korea)                                                          11,800       958            .68
Trigem Computer Inc. (South Korea)                                                     40,710       816            .58
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                      40,000       793            .56
Lucent Technologies Inc. (USA)                                                          9,000       533            .38

FOOD & HOUSEHOLD PRODUCTS  -  3.02%
Nestle SA (Switzerland)                                                                   535     1,071            .76
Sara Lee Corp. (USA)                                                                   46,700       902            .64
Santa Isabel SA (ADR) (Chile)(1)                                                      113,000       869            .62
Groupe Danone (France)                                                                  6,200       823            .58
PT Indofood Sukses Makmur Tbk (Indonesia)(1)                                          660,000       360            .26
Uni-President Enterprises Co. (Taiwan)(1)                                             300,000       229            .16

BROADCASTING & PUBLISHING  -  2.60%
Grupo Televisa, SA, ordinary participation                                              9,600       662            .47
 certificates (ADR) (Mexico)(1)
M-Web Holdings Ltd. (formerly MIH Holdings Ltd.),                                      17,600       529            .38
 Class A (South Africa)(1)
Matav-Cable Systems Media Ltd. (Israel)                                                23,000       464            .33
Independent News & Media PLC (Ireland)                                                118,600       430            .31
Globo Cabo, preferred nominative  (ADR) (Brazil)(1)                                    30,000       416            .30
United Pan-Europe Communications NV (Netherlands)(1)                                   15,000       392            .27
Nasionale Pers Beperk, Class N (South Africa)                                          42,500       354            .25
Antenna TV SA (ADR) (Greece)(1)                                                        18,700       290            .21
Promotora de Informaciones, SA (Spain) (1)                                              5,100       118            .08

IT CONSULTING & SERVICES  -  2.39%
Check Point Software Technologies Ltd. (Israel)(1)                                     10,000     2,118           1.50
Dimension Data Holdings Ltd. (South Africa)(1)                                        150,000     1,242            .89

MULTI-INDUSTRY  -  2.34%
Orkla AS (Norway)                                                                      86,142     1,638           1.16
Anglo American PLC (United Kingdom)                                                    10,000       476            .34
Benpres Holdings Corp. (Philippines)(1)                                             4,388,000       422            .30
First Pacific Co. Ltd. (Hong Kong)                                                  1,046,381       356            .25
Industriforvaltnings AB Kinnevik, Class B (Sweden)                                      9,300       238            .17
China Merchants Holdings Co., Ltd.  (Honk Kong)                                       240,000       165            .12

METALS: NONFERROUS  -  1.68%
Alcoa Inc. (USA)                                                                       41,400     1,201            .85
KGHM Polska Miedz SA (GDR) (Poland)                                                    54,000       807            .58
Freeport-McMoRan Copper & Gold Inc., Class B (USA)(1)                                  31,000       287            .20
Billiton PLC (United Kingdom)                                                          17,000        69            .05

AUTOMOBILES  -  1.65%
Suzuki Motor Corp. (Japan)                                                            104,000     1,340            .95
Honda Motor Co., Ltd. (Japan)                                                          29,000       986            .70

BUSINESS SERVICES  -  1.61%
TTI Team Telecom International Ltd. (Israel)(1)                                        22,250       801            .57
Sabre Group Holdings, Inc., Class A (USA)(1)                                           24,155       688            .49
New World Infrastructure Ltd. (Hong Kong)(1)                                          770,000       682            .48
Seminis, Inc., Class A (USA)(1)                                                        39,200       103            .07

RECREATION  OTHER CONSUMER PRODUCTS  -  1.57%
Fuji Photo Film Co., Ltd. (Japan)                                                      44,000     1,798           1.28
Shimano Inc. (Japan)                                                                   17,000       408            .29

MERCHANDISING  -  1.42%
Migros Turk TAS (Turkey)                                                            7,065,000     1,311            .93
Giordano International Ltd. (Hong Kong)                                               450,000       684            .49

REAL ESTATE  -  1.36%
SM Prime Holdings, Inc. (Philippines)                                               6,587,000       794            .56
IRSA Inversiones y Representaciones SA (Argentina)                                     94,300       217
IRSA Inversiones y Representaciones SA (GDR)                                            9,070       208            .30
New World China Land Ltd. (People's Republic                                        1,225,000       361            .26
 of China - Incorporated in Cayman Islands)(1)
Ayala Land, Inc. (Philippines)                                                      2,594,400       331            .24

WHOLESALE & INTERNATIONAL TRADE  -  1.25%
Marubeni Corp. (Japan)                                                                273,000       938            .67
Li & Fung Ltd. (Hong Kong--Incorporated in Bermuda)                                   164,000       820            .58

FINANCIAL SERVICES  -  1.22%
Housing Development Finance Corp. Ltd (India)                                         136,550     1,712           1.22

FOREST PRODUCTS & PAPER  -  0.95%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                  296,600       845            .60
Votorantim Celulose e Papel SA (ADR) (Brazil)                                          27,000       496            .35

ENERGY SOURCES  -  0.88%
Broken Hill Proprietary Co. Ltd. (Australia)                                           70,558       832            .59
Gulf Indonesia Resources Ltd. (Indonesia)(1)                                           50,000       400            .29

LEISURE & TOURISM  -  0.82%
Millennium & Copthorne Hotels PLC (United Kingdom)                                    185,000     1,158            .82

ELECTRONIC INSTRUMENTS  -  0.79%
Orbotech Ltd. (Israel)(1)                                                              12,000     1,115            .79

MISCELLANEOUS MATERIALS & COMMODITIES  -  0.74%
De Beers Consolidated Mines Ltd. (South Africa)                                        43,000     1,047            .74

MACHINERY & ENGINEERING  -  0.61%
Mitsubishi Heavy Industries, Ltd. (Japan)                                             193,000       854            .61

UTILITIES: ELECTRIC & GAS  -  0.56%
Huaneng Power International, Inc., Class H                                          2,400,000       785            .56
 (People's Republic of China)

DATA PROCESSING & REPRODUCTION  -  0.51%
Great Wall Technology Co. Ltd., Class H                                             1,030,000       714            .51
 (People's Republic of China)

APPLIANCES & HOUSEHOLD DURABLES  -  0.46%
Sony Corp. (Japan)                                                                      7,000       653            .46

CONSTRUCTION & HOUSING  -  0.42%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                  360,000       591            .42

METALS: STEEL  -  0.29%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                            30,000       416            .29

TRANSPORTATION: AIRLINES  -  0.25%
AMR Corp. (USA)(1)                                                                     13,500       357            .25

MISCELLANEOUS  -  0.81%
Other stocks in initial period of acquisition                                                     1,147            .81

TOTAL STOCKS   (cost: $98,752,000)                                                              100,739          71.55

                                                                                   Principal
                                                                                      Amount
CONVERTIBLE DEBENTURES                                                                  (000)
ELECTRONIC COMPONENTS  -  0.19%
NatSteel Electronics Ltd. 1.50% 2004 (Singapore)                                         $267       267            .19

ELECTRICAL & ELECTRONICS  -  0.16%
Elektrim SA 3.75% 2004 (Poland)                                                           250       229            .16
TOTAL CONVERTIBLE DEBENTURES   (cost: $632,000)                                                     496            .35
TOTAL EQUITY SECURITIES   (cost: $99,384,000)                                                   101,235          71.90

BONDS & NOTES
WIRELESS TELECOMMUNICATION SERVICES  -  0.32%
Cellco Finance NV 12.75% 2005                                                             250       261            .19
PTC International Finance BV 0%/10.75% 2007(4)                                            250       178            .13

MULTI-INDUSTRY  -  0.15%
Reliance Industries Ltd. 10.25% 2097                                                      250       216            .15

NON-U.S. GOVERNMENT OBLIGATIONS  -  7.61%
Brazil (Federal Republic of):
      Bearer 8.00% 2014(5)                                                              2,734     2,016
      Global 14.50% 2009                                                                1,000     1,070
      Global 10.125% 2027                                                               1,000       790           2.75
United Mexican States Government Eurobonds, Global:
      11.375% 2016                                                                        487       558
      9.875% 2007                                                                         500       516
      11.50% 2026                                                                         300       362
      10.375% 2009                                                                        250       266           1.21
Russia, Principal Loan 7.938% 2020(6)                                                   3,500     1,081            .77
Argentina (Republic of):
      11.75% 2009                                                                         900       839
      12.00% 2020                                                                         250       234            .76
Panama (Republic of), Past Due Interest                                                 1,274     1,048            .74
 Eurobond 7.063% 2016(6)
Turkey (Republic of) 11.875% 2030                                                         750       800            .57
Philippines (Republic of) 9.875% 2019                                                     500       410            .29
Croatian Government:(6)
      Series A, 7.033% 2010                                                               348       317
      Series B, 7.063% 2006                                                                76        72            .28
Poland (Republic of), Past Due Interest Bond,                                             375       335            .24
 Bearer 6.00% 2014(6)
Total BONDS & NOTES   (cost: $11,023,000)                                                        11,369           8.08

SHORT-TERM SECURITIES
CORPORATE SHORT-TERM NOTES  -  17.24%
BMW US Capital Corp. 6.53% due 7/19/00                                                  3,500     3,488           2.48
PepsiCo, Inc. 6.50% due 7/27/00                                                         3,300     3,284           2.34
Asset Securization Corp. 6.62% due 7/26/00(2)                                           2,400     2,389           1.70
Associates First Capital Corp. 6.85% due 7/3/00                                         2,300     2,298           1.63
Wal-Mart Stores, Inc.  6.51% due 7/25/00(2)                                             2,300     2,290           1.63
Rio Tinto America, Inc.  6.95% due 7/5/00(2)                                            2,200     2,198           1.56
Pharmacia Corp. 6.52% due 7/24/00                                                       1,800     1,792           1.27
France Telecom, SA 6.58% due 7/6/00 (2)                                                 1,751     1,749           1.24
Coca-Cola Co. 6.52% due 7/10/00                                                         1,600     1,597           1.13
Bell Atlantic Network Funding Corp. 6.50% due 7/24/00                                   1,600     1,593           1.13
Dresdner U.S. Finance Inc. 6.56% due 7/25/00                                            1,600     1,593           1.13
FEDERAL AGENCY DISCOUNT NOTES  -  2.12%
Freddie Mac 6.43% due 7/18/00                                                           3,000     2,990           2.12
NON-U.S. CURRENCY  -  0.02%
New Taiwanese Dollar                                                                  NT$640         21            .02
TOTAL SHORT-TERM SECURITIES   (cost: $27,281,000)                                                27,282          19.38
TOTAL INVESTMENT SECURITIES   (cost:$137,688,000)                                               139,886          99.36
Excess of cash and receivable over payables                                                         908            .64
NET ASSETS                                                                                     $140,794       100.00%






1 Non-income-producing security.
2 Purchased in a private placement transaction;
 resale to the public may require registration
    or sale only to qualified institutional buyers.
3 Valued under procedures established by the
 Board of Trustees.
4 Step bond; coupon rate will increase at a later date.
5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6 Coupon rate may change periodically.

ADR=American Depositary Receipts
GDR=Global Depositary Receipts

See Notes to Financial Statements

AMERICAN FUNDS INSURANCE SERIES
NEW WORLD FUND
AS OF 06/30/2000

Equity securities appearing in the portfolio since December 31, 1999 Australia and New Zealand Banking Group
Bell Canada International
Billiton
Cheung Kong Infrastructure Holdings
China Merchants Holdings
Coca-Cola Beverages
Dimension Data Holdings
FirstCom
FLAG Telecom Holdings
Giordano International
Global Light Telecommunication
Globo Cabo
Great Wall Technology Co.
Groupe Danone
Gulf Indonesia Resources
Hanvit Bank
Housing Development Finance Corp.
Huaneng Power International
Independent News & Media
Industriforvaltnings Kinnevik
IRSA Inversiones y Representaciones
Locus
Lucent Technologies
Metalink
Millennium & Copthorne Hotels
Mitsubishi Heavy Industries
Nasionale Pers Beperk
NatSteel Electronics
Nestle
New World Infrastructure
Nuevo Grupo Iusacell
Omni Industries
Orbotech
PepsiCo
Pfizer
Philip Morris
Promotora de Informaciones
Santa Isabel
Shimano
Societe Europeenne de Communication
Tele Celular Sul Participacoes
Tele Nordeste Celular Participacoes
Telemig Celular Participacoes
Teva Pharmaceutical Industries
TTI Team Telecom International
Tubos de Acero de Mexico
Uni-President Enterprises
United Pan-Europe Communications
Votorantim Celulose e Papel

equity securities eliminated from the portfolio since December 31, 1999

Carrefour
Colgate-Palmolive
Korea Thrunet
MOL Magyar Olaj-es Gazipari
Partner Communictions
Terra Networks

VARIABLE INSURANCE - GROWTH INCOME
JUNE 30, 2000

Investment Mix by Security Type:
Equity securities                   84.17%
Cash & Equivalents                  15.83%
                                   100.00%

Largest Individual Equity Securities

U S WEST Communications              2.03%
Viacom                                 1.83
Albertson's                            1.64
Texas Instruments                      1.55
Household International                1.38
News Corp.                             1.32
Bank of America                        1.31
Computer Associates International      1.26
Allied Waste Industries                1.22
Wells Fargo                            1.20


American Funds Insurance Series Growth Income Fund
Investment Portfolio, June 30, 2000
(Unaudited)
                                                                                                    Number of       Market  Percent
                                                                                                       Shares        Value   of Net
Stocks (common and preferred)                                                                                         (000)  Assets
HEALTH & PERSONAL CARE  -  7.32%
Pfizer Inc                                                                                           1,912,500      $91,800   1.19%
Avon Products, Inc.                                                                                  1,950,000       86,775     1.12
Bristol-Myers Squibb Co.                                                                             1,350,000       78,637     1.02
Guidant Corp. (1)                                                                                    1,500,000       74,250      .96
Kimberly-Clark Corp.                                                                                 1,040,000       59,670      .77
Merck & Co., Inc.                                                                                      500,000       38,313      .49
Cardinal Health, Inc.                                                                                  500,000       37,000      .48
AstraZeneca PLC (ADR) (United Kingdom)                                                                 756,750       35,189      .45
Pharmacia Corp. (formerly Monsanto Co.)                                                                625,000       32,305      .42
Schering-Plough Corp.                                                                                  330,000       16,665      .21
Bergen Brunswig Corp., Class A                                                                       1,800,000        9,900      .13
McKesson HBOC, Inc.                                                                                    300,000        6,281      .08
MERCHANDISING  -  7.17%
Albertson's, Inc.                                                                                    3,823,700      127,138     1.64
Dollar General Corp.                                                                                 3,250,000       63,375      .82
Walgreen Co.                                                                                         1,900,000       61,156      .79
J.C. Penney Co., Inc.                                                                                2,525,000       46,555      .60
Lowe's Companies, Inc.                                                                               1,100,000       45,169      .58
May Department Stores Co.                                                                            1,800,000       43,200      .56
Dillard's, Inc., Class A                                                                             2,950,000       36,137      .47
Gap, Inc.                                                                                            1,125,000       35,156      .46
AutoZone, Inc. (1)                                                                                   1,500,000       33,000      .43
Limited Inc.                                                                                         1,300,000       28,113      .36
Too, Inc. (1)                                                                                          700,000       17,806      .23
Federated Department Stores, Inc. (1)                                                                  500,000       16,875      .22
Circuit City Stores, Inc. - Circuit City Group                                                          30,000          996      .01
                                                                                                                    554,676     7.17

DATA PROCESSING & REPRODUCTION  -  6.53%
Computer Associates International, Inc.                                                              1,900,000       97,256     1.26
Xerox Corp.                                                                                          3,350,000       69,513      .89
Storage Technology Corp. (1)                                                                         3,811,100       41,684      .54
3Com Corp. (1)                                                                                         700,000       40,338      .52
Microsoft Corp. (1)                                                                                    500,000       40,000      .52
International Business Machines Corp.                                                                  360,000       39,443      .51
Lexmark International Group, Inc., Class A (1)                                                         537,000       36,113      .47
Cadence Design Systems, Inc. (1)                                                                     1,325,000       26,997      .35
Gateway, Inc. (1)                                                                                      474,400       26,922      .35
Autodesk, Inc.                                                                                         700,000       24,281      .31
Compaq Computer Corp.                                                                                  900,000       23,006      .30
Hewlett-Packard Co.                                                                                    150,000       18,731      .24
Dell Computer Corp. (1)                                                                                300,000       14,794      .19
Silicon Graphics, Inc. (1)                                                                           1,724,300        6,466      .08
                                                                                                                    505,544     6.53

ENERGY SOURCES  -  6.02%
Petro-Canada (Canada)                                                                                3,800,000       70,979      .92
Texaco Inc.                                                                                          1,300,000       69,225      .90
Conoco Inc., Class A                                                                                 1,674,000       36,828
Conoco Inc., Class B                                                                                   491,369       12,069      .63
Phillips Petroleum Co.                                                                                 950,000       48,153      .62
Devon Energy Corp.                                                                                     800,000       44,950      .58
Kerr-McGee Corp.                                                                                       675,000       39,783      .51
Valero Energy Corp.                                                                                  1,100,000       34,925      .45
"Shell" Transport and Trading Co., PLC (United Kingdom)                                                450,000       22,472      .29
Sunoco, Inc.                                                                                           750,000       22,078      .29
USX-Marathon Group                                                                                     750,000       18,797      .24
Chevron Corp.                                                                                          185,000       15,690      .20
Noble Affiliates, Inc.                                                                                 344,000       12,814      .17
Ashland Inc.                                                                                           250,000        8,766      .11
Ultramar Diamond Shamrock Corp.                                                                        326,400        8,099      .11
                                                                                                                    465,628     6.02

BUSINESS SERVICES  -  5.89%
Allied Waste Industries, Inc. (1)                                                                    9,425,000       94,250     1.22
Pitney Bowes Inc.                                                                                    1,282,200       51,288      .66
Waste Management, Inc.                                                                               2,400,000       45,600      .59
FedEx Corp. (1)                                                                                        900,000       34,200      .44
United Parcel Service, Inc., Class B                                                                   511,400       30,172      .39
PSINet Inc. (1)                                                                                      1,200,000       30,150      .39
Cendant Corp. (1)                                                                                    2,050,000       28,700      .37
Galileo International, Inc.                                                                          1,100,000       22,963      .30
Alexander & Baldwin, Inc.                                                                            1,020,000       22,504      .29
ServiceMaster Co.                                                                                    1,600,000       18,200      .23
Interpublic Group of Companies, Inc.                                                                   410,000       17,630      .23
IKON Office Solutions, Inc.                                                                          4,050,000       15,694      .20
Equifax Inc.                                                                                           500,000       13,125      .17
Concord EFS, Inc. (1)                                                                                  500,000       13,000      .17
Digex, Inc., Class A (1)                                                                               150,000       10,191      .13
SAVVIS Communications Corp. (1)                                                                        612,000        7,994      .11
                                                                                                                    455,661     5.89

BANKING  -  5.74%
Bank of America Corp.                                                                                2,350,000      101,050     1.31
Wells Fargo & Co.                                                                                    2,397,000       92,884     1.20
First Union Corp.                                                                                    1,772,800       43,988      .57
BANK ONE CORP.                                                                                       1,528,712       40,606      .52
Bank of New York Co., Inc.                                                                             800,000       37,200      .48
Chase Manhattan Corp.                                                                                  600,000       27,637      .36
Citigroup Inc.                                                                                         381,900       23,009      .30
J.P. Morgan & Co. Inc.                                                                                 150,000       16,519      .21
KeyCorp                                                                                                900,000       15,862      .20
Sakura Bank, Ltd. (ADR) (Japan)                                                                        200,000       13,713      .18
SunTrust Banks, Inc.                                                                                   280,000       12,793      .17
FleetBoston Financial Corp. (formerly Fleet Boston Corp.)                                              350,000       11,900      .15
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)                                                           600,000        7,275      .09
                                                                                                                    444,436     5.74

BROADCASTING & PUBLISHING  -  5.43%
Viacom Inc., Class B (1)                                                                             2,075,000      141,489     1.83
News Corp. Ltd. (ADR) (Australia)                                                                    1,100,000       59,950
News Corp. Ltd., preferred (ADR)                                                                       900,000       42,750     1.32
Harte-Hanks Inc. (formerly Harte-Hanks                                                               2,157,500       53,937      .71
Communications, Inc.)
Time Warner Inc.                                                                                       500,000       38,000      .49
Media General, Inc., Class A                                                                           555,100       26,957      .35
Fox Entertainment Group, Inc., Class A (1)                                                             700,000       21,263      .27
Gannett Co., Inc.                                                                                      350,000       20,934      .27
E.W. Scripps Co., Class A                                                                              226,000       11,131      .14
Sinclair Broadcast Group, Inc., Class A (1)                                                            360,000        3,960      .05
                                                                                                                    420,371     5.43

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.29%
U S WEST Communications, Inc.                                                                        1,830,000      156,922     2.03
GTE Corp.                                                                                            1,035,000       64,429      .83
AT&T Corp.                                                                                           1,300,000       41,112      .53
SBC Communications Inc.                                                                                726,400       31,417      .41
Intermedia Communications Inc. (1)                                                                     700,000       20,825      .27
Rhythms NetConnections Inc. 6.75% convertible preferred                                                    188        8,648      .11
Qwest Communications International Inc. (1)                                                            170,000        8,447      .11

                                                                                                                    331,800     4.29

FOOD & HOUSEHOLD PRODUCTS  -  3.57%
Nabisco Group Holdings Corp.                                                                         2,950,000       76,516      .99
Sara Lee Corp.                                                                                       3,700,000       71,456      .92
H.J. Heinz Co.                                                                                         750,000       32,813      .42
Flowers Industries, Inc.                                                                             1,500,000       29,906      .39
General Mills, Inc.                                                                                    620,000       23,715      .31
Campbell Soup Co.                                                                                      800,000       23,300      .30
Ralston Purina Co.                                                                                     500,000        9,969      .13
Colgate-Palmolive Co.                                                                                  150,000        8,981      .11
                                                                                                                    276,656     3.57

FINANCIAL SERVICES  -  2.50%
Household International, Inc.                                                                        2,563,320      106,538     1.38
Capital One Financial Corp.                                                                            630,000       28,114      .36
Providian Financial Corp.                                                                              300,000       27,000      .35
Associates First Capital Corp., Class A                                                                750,000       16,734      .22
MBNA Corp.                                                                                             470,000       12,749      .16
FINOVA Group Inc.                                                                                      160,000        2,080      .03
                                                                                                                    193,215     2.50

ELECTRONIC COMPONENTS  -  2.48%
Texas Instruments Inc.                                                                               1,750,000      120,203     1.55
SCI Systems, Inc. (1)                                                                                  826,600       32,392      .42
Thomas & Betts Corp.                                                                                   700,000       13,388      .17
Micron Technology, Inc., Class B (1)                                                                   150,000       13,209      .17
MIPS Technologies, Inc. (1)                                                                            238,953        9,200      .12
Quantum Corp. - DLT & Storage Systems (1)                                                              400,000        3,875      .05
                                                                                                                    192,267     2.48

INSURANCE  -  2.48%
American General Corp.                                                                                 950,000       57,950      .75
Allstate Corp.                                                                                       2,062,500       45,890      .59
Aetna Inc.                                                                                             406,400       26,086      .34
Allmerica Financial Corp.                                                                              454,600       23,810      .31
MGIC Investment Corp.                                                                                  400,000       18,200      .23
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                            2,500,000       16,252      .21
St. Paul Companies, Inc.                                                                               107,800        3,679      .05
                                                                                                                    191,867     2.48

FOREST PRODUCTS & PAPER  -  2.35%
Bowater Inc.                                                                                         1,245,000       54,936      .71
Fort James Corp.                                                                                     1,919,499       44,389      .57
Weyerhaeuser Co.                                                                                       600,000       25,800      .33
International Paper Co.                                                                                750,000       22,359      .29
Sonoco Products Co.                                                                                    800,000       16,450      .21
Georgia-Pacific Corp., Georgia-Pacific Group                                                           400,000       10,500
Georgia-Pacific Corp., Timber Group                                                                    150,000        3,244      .18
Westvaco Corp.                                                                                         187,500        4,652      .06
                                                                                                                    182,330     2.35

ELECTRICAL & ELECTRONICS  -  1.70%
York International Corp. (2)                                                                         1,902,900       48,048      .62
Cisco Systems, Inc. (1)                                                                                400,000       25,425      .33
Lucent Technologies Inc.                                                                               400,000       23,700      .30
Nokia Corp., Class A (ADR) (Finland)                                                                   360,000       17,978      .23
Harris Corp.                                                                                           500,000       16,375      .21
Lanier Worldwide, Inc. (1)                                                                             500,000          500      .01
                                                                                                                    132,026     1.70

UTILITIES: ELECTRIC & GAS  -  1.65%
Ameren Corp.                                                                                         1,145,400       38,657      .50
Duke Energy Corp.                                                                                      500,000       28,188      .36
GPU, Inc.                                                                                              850,000       23,003      .30
TECO Energy, Inc.                                                                                    1,000,000       20,063      .26
FPL Group, Inc.                                                                                        195,600        9,682      .12
American Electric Power Co., Inc.                                                                      275,000        8,147      .11
                                                                                                                    127,740     1.65

CHEMICALS  -  1.38%
Millennium Chemicals Inc.                                                                            2,741,600       46,607      .60
International Flavors & Fragrances Inc.                                                              1,100,000       33,206      .43
PPG Industries, Inc.                                                                                   350,000       15,509      .20
Air Products and Chemicals, Inc.                                                                       200,000        6,163      .08
Crompton Corp. (formerly CK Witco Corp.)                                                               462,100        5,661      .07
                                                                                                                    107,146     1.38

BEVERAGES & TOBACCO  -  1.38%
Philip Morris Companies Inc.                                                                         1,590,000       42,234      .55
PepsiCo, Inc.                                                                                          600,000       26,663      .34
R.J. Reynolds Tobacco Holdings, Inc.                                                                   733,333       20,487      .27
UST Inc.                                                                                               700,000       10,281      .13
Coca-Cola Co.                                                                                          120,000        6,893      .09
                                                                                                                    106,558     1.38

ELECTRONIC INSTRUMENTS  -  1.37%
Applied Materials, Inc. (1)                                                                            950,000       86,094     1.11
PE Biosystems Group                                                                                    300,000       19,762      .26
                                                                                                                    105,856     1.37

MACHINERY & ENGINEERING  -  1.28%
Deere & Co.                                                                                            597,700       22,115      .29
Ingersoll-Rand Co.                                                                                     525,000       21,131      .27
CNH Global NV (formerly New Holland NV) (Netherlands)                                                1,700,000       15,725      .20
Millipore Corp.                                                                                        200,000       15,075      .20
Pall Corp.                                                                                             700,000       12,950      .17
Caterpillar Inc.                                                                                       350,000       11,856      .15
                                                                                                                     98,852     1.28

TRANSPORTATION: RAIL & ROAD  -  1.22%
Burlington Northern Santa Fe Corp.                                                                   1,225,000       28,098      .36
Norfolk Southern Corp.                                                                               1,500,000       22,312      .29
CSX Corp.                                                                                              975,000       20,658      .27
Canadian National Railway Co. (Canada)                                                                 600,000       17,513      .23
Union Pacific Corp.                                                                                    150,000        5,578      .07
                                                                                                                     94,159     1.22

MULTI-INDUSTRY  -  1.14%
FMC Corp. (1)                                                                                          550,000       31,900      .41
BFGoodrich Co.                                                                                         800,000       27,250      .35
Honeywell International Inc.                                                                           500,000       16,844      .22
Loews Corp.                                                                                            200,000       12,000      .16
                                                                                                                     87,994     1.14

TEXTILES & APPAREL  -  1.13%
NIKE, Inc., Class B                                                                                  1,811,900       72,136      .93
VF Corp.                                                                                               650,000       15,478      .20
                                                                                                                     87,614     1.13

INDUSTRIAL COMPONENTS  -  1.01%
Eaton Corp.                                                                                            440,000       29,480      .38
TRW Inc.                                                                                               600,000       26,025      .34
Illinois Tool Works Inc.                                                                               150,000        8,550      .11
Tower Automotive, Inc. (1)                                                                             400,000        5,000      .06
Dana Corp.                                                                                             231,800        4,911      .06
Federal-Mogul Corp.                                                                                    443,400        4,240      .06
                                                                                                                     78,206     1.01

LEISURE & TOURISM  -  0.91%
Walt Disney Co.                                                                                        925,000       35,902      .46
Seagram Co. Ltd. (Canada)                                                                              600,000       34,800      .45
                                                                                                                     70,702      .91

AEROSPACE & MILITARY TECHNOLOGY  -  0.86%
United Technologies Corp.                                                                              623,200       36,691      .47
Raytheon Co., Class B                                                                                1,000,000       19,250
Raytheon Co., Class A                                                                                  546,700       10,626      .39
                                                                                                                     66,567      .86

REAL ESTATE  -  0.78%
Boston Properties, Inc.                                                                                850,000       32,831      .42
Equity Residential Properties Trust                                                                    600,000       27,600      .36
                                                                                                                     60,431      .78

RECREATION  OTHER CONSUMER PRODUCTS  -  0.78%
Pennzoil-Quaker State Co.                                                                            3,630,900       43,798      .57
Mattel, Inc.                                                                                         1,250,000       16,484      .21
                                                                                                                     60,282      .78

MISCELLANEOUS MATERIALS & COMMODITIES  -  0.68%
Owens-Illinois, Inc. (1)                                                                             3,000,000       35,062      .46
Crown Cork & Seal Co., Inc.                                                                          1,150,000       17,250      .22
                                                                                                                     52,312      .68

ENERGY EQUIPMENT  -  0.67%
Schlumberger Ltd. (Netherlands Antilles)                                                               700,000       52,237      .67

WIRELESS TELECOMMUNICATION SERVICES  -  0.65%
Western Wireless Corp., Class A (1)                                                                    410,000       22,345      .29
Dobson Communications Corp., Class A (1)                                                             1,088,700       20,957      .27
Triton PCS Holdings, Inc., Class A (1)                                                                 117,000        6,757      .09
                                                                                                                     50,059      .65

HEALTH CARE PROVIDERS & SERVICES  -  0.44%
United Health Group Inc. (formerly United HealthCare Corp.)                                            250,000       21,437      .28
Service Corp. International                                                                          4,000,000       12,750      .16
                                                                                                                     34,187      .44

METALS: NONFERROUS  -  0.43%
Alcoa Inc.                                                                                           1,160,000       33,640      .43

TRANSPORTATION: AIRLINES  -  0.24%
Southwest Airlines Co.                                                                               1,000,000       18,938      .24

MISCELLANEOUS  -  2.51%
Other stocks in initial period of acquisition                                                                       194,465     2.51
TOTAL STOCKS (cost: $5,983,072,000)                                                                               6,501,207    83.98


                                                                                                    Principal       Market  Percent
                                                                                                       Amount        Value   of Net
Convertible Debentures                                                                                   (000)        (000)  Assets
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.19%
Telefonos de Mexico, SA de CV 4.25% 2004 (Mexico)                                                      $11,060       14,509      .19
TOTAL CONVERTIBLE DEBENTURES (cost: $10,764,000)                                                                     14,509      .19
TOTAL EQUITY SECURITIES (cost: $5,993,836,000)                                                                    6,515,716    84.17


Short-Term Securities
CORPORATE SHORT-TERM NOTES  -  13.11%
Gannett Co., Inc. 6.52% due 7/21/00                                                                     50,000       49,809      .64
Bellsouth Capital Funding Corp. 6.44%-6.53%                                                             49,900       49,585      .64
 due 7/10-8/21/00 (3)
H.J. Heinz Co. 6.52%-6.53% due 7/18-8/16/00                                                             48,150       47,868      .62
Bell Atlantic Network Funding Corp. 6.53%-6.54%                                                         45,000       44,835      .58
 due 7/14-7/25/00
Preferred Receivables Funding Corp. 6.57%-6.58%                                                         45,000       44,788      .58
 due 7/18-8/1/00 (3)
Wal-Mart Stores, Inc. 6.53% due 8/8-8/14/00 (3)                                                         45,000       44,668      .58
Pharmacia Corp. 6.52%-6.60% due 7/19-7/25/00                                                            41,825       41,665      .54
Emerson Electric Co. 6.53%-6.55% due 7/6-8/4/00 (3)                                                     40,800       40,577      .52
Fortune Brands Inc. 6.18% due 7/17/00 (3)                                                               40,000       39,876      .51
Corporate Asset Funding Co., Inc. 6.48%-6.57%                                                           37,000       36,839      .48
 due 7/12-8/3/00 (3)
Ford Motor Credit Co. 6.53%-6.56% due 7/19-7/26/00                                                      36,700       36,554      .47
Alcoa Inc. 6.55%-6.57% due 7/11-8/22/00                                                                 35,800       35,536      .46
Park Avenue Receivables Corp. 6.55%-6.58%                                                               32,700       32,603      .42
 due 7/13-7/20/00 (3)
Coca-Cola Co. 6.44%-6.45% due 7/7-7/14/00                                                               31,800       31,741      .41
AT&T Corp. 6.56% due 7/11/00                                                                            31,000       30,938      .40
Motiva Enterprises LLC 6.47%-6.53% due 7/6-7/12/00                                                      30,000       29,946      .39
E.I. du Pont de Nemours and Co. 6.50% due 7/20/00                                                       30,000       29,892      .39
Sara Lee Corp. 6.50%-6.57% due 7/13-7/17/00                                                             29,200       29,113      .38
SBC Communications Inc. 6.14% due 7/13/00 (3)                                                           28,000       27,934      .36
International Lease Finance Corp. 6.55%-6.56% due 7/24/00                                               26,000       25,886      .33
USAA Capital Corp. 6.53%-6.55% due 7/25-8/8/00                                                          25,500       25,354      .33
Colgate-Palmolive Co. 6.51% due 7/17-7/26/00 (3)                                                        25,369       25,266      .33
Campbell Soup Co. 6.54%-6.56% due 7/26/00                                                               25,000       24,882      .32
Duke Energy Corp. 6.52% due 8/2/00                                                                      25,000       24,851      .32
General Motors Acceptance Corp. 6.55%-6.56%                                                             25,000       24,840      .32
 due 7/14-8/11/00
Anheuser-Busch Companies, Inc. 6.52% due 8/16/00                                                        25,000       24,787      .32
Kellogg Co. 6.52% due 8/16/00                                                                           25,000       24,786      .32
Golden Peanut Co. 6.53%-6.57% due 8/1-8/28/00                                                           24,700       24,507      .32
John Hancock Capital Corp. 6.53% due 7/14-8/15/00 (3)                                                   23,600       23,502      .30
Eastman Kodak Co. 6.60% due 8/17/00                                                                     18,000       17,843      .23
Estee Lauder Companies Inc. 6.51% due 7/18/00 (3)                                                       13,005       12,963      .17
Johnson & Johnson 6.54% due 8/1/00 (3)                                                                  10,405       10,345      .13
                                                                                                                  1,014,579    13.11

FEDERAL AGENCY DISCOUNT NOTES  -  1.66%
Freddie Mac 6.37%-6.435% due 7/5-8/8/00                                                                 54,500       54,178      .70
Fannie Mae 6.03%-6.50% due 7/6-9/21/00                                                                  39,260       38,881      .50
Federal Home Loan Banks 6.41%-6.55% due 7/3-8/2/00                                                      35,500       35,450      .46
                                                                                                                    128,509     1.66
TOTAL SHORT-TERM SECURITIES (cost: $1,143,102,000)                                                                1,143,088    14.77
TOTAL INVESTMENT SECURITIES (cost: $7,136,938,000)                                                                7,658,804    98.94
Excess of cash and receivables over payables                                                                         82,227     1.06
NET ASSETS                                                                                                       $7,741,031 100.00%


1 Non-income-producing security.
2 The fund owns 5.01% of the outstanding voting
 securities of York
  International Corp., and thus is considered an affiliate as defined under the Investment Company Act of 1940.
3 Purchased in a private placement transaction;
 resale to the public
  may require registration or sale only
 to qualified institutional
  buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements

VARIABLE INSURANCE - GROWTH INCOME
JUNE 30, 2000

Equity securities appearing in the portfolio since December 31, 1999

Allmerica Financial
BFGoodrich
Cadence Design Systems
Coca-Cola
Concord EFS
Dell Computer
Devon Energy
Digex
Dillard's
Dobson Communications
FedEx
Flowers Industries
FPL Group
Galileo International
Georgia-Pacific, Georgia-Pacific Group
H.J. Heinz
Intermedia Communications
Interpublic Group
Lucent Technologies
May Department Stores
Micron Technology
MIPS Technologies
PSINet
Ralston Purina
Rhythms NetConnections
SAVVIS Communications
"Shell" Transport and Trading
Sinclair Broadcast Group
St. Paul
Thomas & Betts
Triton PCS Holdings
TRW
United Parcel Service
Walgreen
Walt Disney


Equity securities eliminated from the portfolio since December 31, 1999

Allegheny Technologies
AT&T - Liberty Media Group
Atlantic Richfield
Baker Hughes
Boeing
BP Amoco
Circuit City Stores - CarMax Group
Citizen's Utilities
Corning
DPL
E.I. du Pont de Nemours
Electronic Data Systems
Eli Lilly
Focal Communcations
Genuine Parts
Glaxo Wellcome
Hartford Financial Services Group
Hertz
Hitachi
Huntington Bancshares
Intel
Knight-Ridder
L-3 Communications
Mallinckrodt
Manpower
MCI WorldCom
MediaOne Group
Murphy Oil
Oracle
Praxair
Telefonaktiebolaget LM Ericsson
Textron
Time Warner Telecom
Washington Mutual
Water Pik Technologies
Young & Rubicam

American Variable Insurance Series Asset Allocation Fund
Investment Portfolio, June 30, 2000       Unaudited

                                                                                  Percent of
                                                                                  Net Assets

Equity Securities                                                                      61.65%
U.S. Government Bonds                                                                  16.85%
Corporate Bonds                                                                        16.49%
Non-U.S. Government Bonds                                                               0.00%
Cash & Equivalents                                                                      5.01%

LARGEST INDIVIDUAL EQUITY SECURITIES
Corning                                                                                2.54%
Nokia                                                                                    2.50
PepsiCo                                                                                  2.28
Citigroup                                                                                2.27
Pfizer                                                                                   2.14
Computer Associates International                                                        2.09
Household International                                                                  1.95
AstraZeneca                                                                              1.92
Albertson's                                                                              1.88
United Technologies                                                                      1.85


                                                                                                   Market  Percent
                                                                                                    Value   of Net
STOCKS (common and preferred)                                                         Shares         (000)  Assets

HEALTH & PERSONAL CARE  -  7.17%

Pfizer Inc                                                                            712,500     $34,200    2.14%
AstraZeneca PLC (ADR) (United Kingdom)                                                660,000       30,690     1.92
Bristol-Myers Squibb Co.                                                              395,700       23,050     1.45
Pharmacia Corp. (formerly Monsanto Co.)                                               365,600       18,897     1.18
Gillette Co.                                                                          216,960        7,580      .48

BANKING  -  5.97%

Citigroup Inc.                                                                        600,000       36,150     2.27
Bank of America Corp.                                                                 576,320       24,782     1.55
BANK ONE CORP.                                                                        700,000       18,594     1.16
HSBC Capital Funding 9.547% (United Kingdom) (1)                                        5,000        5,205      .33
Fuji JGB Investment LLC, Series A, 9.87%                                                2,500        2,414      .15
noncumulative preferred (Japan) (1)
BNP U.S. Funding LLC, Series A, 7.738%                                                  2,500        2,326      .15
noncumulative preferred (France) (1)
First Republic Capital Corp., Series A, 10.50% preferred (1)                            2,250        1,991      .12
Tokai Preferred Capital Co. LLC, Series A, 9.98%                                        1,500        1,457      .09
 noncumulative preferred (Japan) (1)
NB Capital Corp. 8.35% exchangeable depositary                                         60,000        1,380      .09
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                          1,000          907      .06
noncumulative preferred (Japan) (1)

DATA PROCESSING & REPRODUCTION  -  5.79%

Computer Associates International, Inc.                                               650,000       33,272     2.09
Hewlett-Packard Co.                                                                   150,000       18,731     1.17
International Business Machines Corp.                                                 150,000       16,434     1.03
Autodesk, Inc.                                                                        400,000       13,875      .87
Xerox Corp.                                                                           300,000        6,225      .39
Storage Technology Corp. (2)                                                          352,200        3,852      .24

DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.13%

CenturyTel, Inc.                                                                      998,350       28,703     1.80
AT&T Corp.                                                                            650,000       20,556     1.29
U S WEST, Inc.                                                                        200,000       17,150     1.07
Sprint FON Group                                                                      250,000       12,750      .80
COLT Telecom Group PLC (ADR) (United Kingdom) (2)                                      20,000        2,713      .17

MERCHANDISING  -  4.67%

Albertson's, Inc.                                                                     900,000       29,925     1.88
Limited Inc.                                                                          636,546       13,765      .86
J.C. Penney Co., Inc.                                                                 628,000       11,579      .73
Walgreen Co.                                                                          300,000        9,656      .60
May Department Stores Co.                                                             400,000        9,600      .60

ENERGY SOURCES  -  4.21%

Royal Dutch Petroleum Co., New York registered (Netherlands)                          360,000       22,162     1.39
Texaco Inc.                                                                           250,000       13,312      .83
Chevron Corp.                                                                         150,000       12,722      .80
Phillips Petroleum Co.                                                                200,000       10,137      .64
Kerr-McGee Corp.                                                                      150,000        8,841      .55

ELECTRICAL & ELECTRONICS  -  3.39%

Nokia Corp., Class A (ADR) (Finland)                                                  800,000       39,950     2.50
York International Corp.                                                              450,000       11,363      .72
Emerson Electric Co.                                                                   45,000        2,717      .17

ELECTRONIC COMPONENTS  -  2.90%

Corning Inc.                                                                          150,000       40,481     2.54
Adaptec, Inc. (2)                                                                     250,000        5,688      .36

FINANCIAL SERVICES  -  2.61%

Household International, Inc.                                                         750,000       31,172     1.95
Fannie Mae                                                                            200,000       10,438      .66

INSURANCE  -  2.60%

CIGNA Corp.                                                                           150,000       14,025      .88
American General Corp.                                                                176,700       10,779      .67
Allstate Corp.                                                                        400,000        8,900      .56
Aon Corp.                                                                             250,000        7,766      .49

AEROSPACE & MILITARY TECHNOLOGY  -  2.48%

United Technologies Corp.                                                             500,000       29,438     1.85
Raytheon Co., Class B                                                                 420,000        8,085
Raytheon Co., Class A                                                                 100,000        1,944      .63

BUSINESS SERVICES  -  2.32%

Pitney Bowes Inc.                                                                     600,000       24,000     1.51
Rentokil Initial PLC (ADR) (United Kingdom)                                           500,000       11,969      .75
EarthWatch Inc. Series B, 7.00% convertible                                           289,991        1,000      .06
 preferred (1) (2) (3) (4) (5)

BEVERAGES & TOBACCO  -  2.28%

PepsiCo, Inc.                                                                         820,000       36,439     2.28

BROADCASTING & PUBLISHING  -  1.62%

New York Times Co., Class A                                                           300,000       11,850      .74
Time Warner Inc.                                                                      150,000       11,400      .72
Adelphia Communications Corp., Series B,                                               25,000        2,525      .16
13.00% exchangeable preferred 2009

INDUSTRIAL COMPONENTS  -  1.45%

TRW Inc.                                                                              200,000        8,675      .54
Dana Corp.                                                                            400,000        8,475      .53
Genuine Parts Co.                                                                     300,000        6,000      .38

FOOD & HOUSEHOLD PRODUCTS  -  1.32%

General Mills, Inc.                                                                   300,000       11,475      .72
Sara Lee Corp.                                                                        500,000        9,656      .60

CHEMICALS  -  1.20%

Millennium Chemicals Inc.                                                             600,000       10,200      .64
PPG Industries, Inc.                                                                  200,000        8,862      .56

LEISURE & TOURISM  -  0.95%

Carnival Corp.                                                                        775,000       15,113      .95
Discovery Zone, Inc. (2) (5)                                                            2,940          --
Discovery Zone, Inc., warrants, expire 2007 (2) (4) (5)                                   326          --       --

ENERGY EQUIPMENT  -  0.94%

Schlumberger Ltd. (Netherlands Antilles)                                              200,000       14,925      .94

WIRELESS TELECOMMUNICATION SERVICES  -  0.69%

Omnipoint Corp. 7.00% convertible preferred (1)                                        40,000        6,720      .42
Crown Castle International Corp. 12.75%                                                 2,413        2,438      .15
 exchangeable preferred 2010 (1) (2) (3)
Nextel Communications, Inc., Series D, 13.00%                                           1,775        1,899      .12
 exchangeable preferred 2009 (2) (3)
McCaw International, Ltd., warrants, expire 2007 (1) (2) (4)                            2,000            5     .00

MULTI-INDUSTRY  -  0.50%

Dover Corp.                                                                           150,000        6,084      .38
Swire Pacific Capital Ltd. 8.84% cumulative                                           100,000        1,950      .12
guaranteed perpetual capital securities (Hong Kong) (1)

FOREST PRODUCTS & PAPER  -  0.40%

Weyerhaeuser Co.                                                                      150,000        6,450      .40

UTILITIES: ELECTRIC & GAS  -  0.33%

American Electric Power Co., Inc. (formerly                                           180,000        5,332      .33
Central and South West Corp.)

REAL ESTATE  -  0.07%

CarrAmerica Realty Corp., Series B, 8.57% redeemable preferred                         50,000        1,038      .07

RECREATION  OTHER CONSUMER PRODUCTS  -  0.00%

V2 Music Holdings PLC, warrants, expire 2008                                            1,250          --       --
 (United Kingdom) (1) (2) (4)

MISCELLANEOUS  -  0.26%

Other stocks in initial period of acquisition                                                        4,219      .26

TOTAL STOCKS   (cost: $788,200,000)                                                                977,028    61.25

                                                                                  Principal
                                                                                      Amount
CONVERTIBLE DEBENTURES                                                                 (000)

INDUSTRIALS & SERVICES  -  0.40%

Sunglass Hut International, Inc. 5.25% 2003                                            $3,375        2,430      .15
USA Waste Services, Inc. 4.00% 2002                                                     2,000        1,855      .12
Ingram Micro Inc. 0% 2018 (1)                                                           3,000        1,125      .07
VersaTel Telecom International NV 4.00% 2005 (Netherlands)                              1,000          907      .06
TOTAL CONVERTIBLE DEBENTURES   (cost: $6,810,000)                                                    6,317      .40
TOTAL EQUITY SECURITIES  (cost: $795,010,000)                                                      983,345    61.65


BONDS AND NOTES

DIVERSIFIED MEDIA & CABLE TELEVISION  -  2.31%

Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (6)                                                                      4,000        3,260
 8.875% 2007                                                                            3,000        2,985      .39
Cox Communications, Inc. 7.875% 2009                                                    5,000        4,999      .31
Liberty Media Corp. 7.875% 2029 (1)                                                     3,500        3,348      .21
Telemundo Holdings, Inc., Series A, 0%/11.50% 2008 (6)                                  4,000        2,800      .18
NTL Inc.:
 0%/11.50%  2009 (1) (6)                                                                3,500        1,772
 11.50%  2008                                                                           1,000        1,005      .17
Charter Communications Holdings, LLC 0%/9.92% 2011 (6)                                  4,000        2,300      .15
TCI Communications, Inc. 8.75% 2015                                                     2,000        2,139      .13
British Sky Broadcasting Group PLC 8.20% 2009                                           2,250        2,114      .13
Clear Channel Communications, Inc. 7.875% 2005                                          2,000        2,006      .13
RBS Participacoes SA 11.00% 2007                                                        2,000        1,652      .10
Gray Communications Systems, Inc. 10.625% 2006                                          1,600        1,596      .10
Cablevision Industries Corp. 8.125% 2009                                                1,250        1,215      .08
Young Broadcasting Inc. 10.125% 2005                                                    1,250        1,212      .08
Cumulus Media Inc. 10.375% 2008                                                         1,250        1,078      .07
ACME Television, LLC, Series B, 0%/10.875% 2004 (6)                                     1,000          955      .06
V2 Music Holdings PLC, units 0%/14.00% 2008 (1) (4) (6)                                 1,250          338      .02

FINANCIAL SERVICES  -  1.69%

Associates Corp. of North America:
 5.80%  2004                                                                           $3,000       $2,810
 6.25%  2008                                                                            3,000        2,690      .34
Ford Motor Credit Co. 5.80% 2009                                                        6,000        5,220      .33
Household Finance Corp. 7.875% 2007                                                     3,000        2,988      .19
Capital One Financial Corp. 7.125% 2008                                                 3,200        2,833      .18
GS Escrow Corp. 7.125% 2005                                                             3,000        2,717      .17
BHP Finance Ltd. 6.75% 2013                                                             2,680        2,392      .15
Providian National Bank 6.65% 2004                                                      2,500        2,352      .15
Advanta Capital Trust I 8.99% 2026                                                      3,000        1,860      .12
Capital One Capital I 7.491% 2027 (1) (7)                                               1,250        1,072      .06

BANKING  & THRIFTS  -  1.63%

MBNA Corp.:
 Capital B, Series B, 7.191% 2027 (7)                                                   3,000        2,521
 Capital A, Series A, 8.278% 2026                                                       2,010        1,645      .26
National Westminster Bank PLC 7.75% 2049                                                3,200        3,068      .19
Regional Diversified Funding Ltd. 9.25% 2030                                            3,000        2,887      .18
Imperial Capital Trust I, Series B, 9.98% 2026                                          2,950        2,389      .15
Capital One Bank 6.375% 2003                                                            2,500        2,386      .15
Bankers Trust Corp. 6.70% 2007                                                          2,080        1,958      .12
Banque Nationale de Paris 7.40% 2049 (7)                                                2,000        1,888      .12
Chevy Chase Bank, FSB 9.25% 2008                                                        2,000        1,790      .11
BANK ONE CORP., Series A, 6.00% 2009                                                    2,000        1,740      .11
Fleet Capital Trust 7.775% 2028 (7)                                                     1,500        1,443      .09
Chase Capital III, Series C, 7.39% 2027 (7)                                             1,500        1,400      .09
Komercni Banka AS 9.00%/10.75% 2008 (1) (6)                                             1,000          955      .06

WIRELESS TELECOMMUNICATION SERVICES  -  1.34%

Nextel Communications, Inc.: (6)
 0%/9.95% 2008                                                                          3,000        2,213
 0%/9.75% 2007                                                                          2,000        1,500
 0%/10.65% 2007                                                                         1,500        1,177      .31
Clearnet Communications Inc.: (6)
 0%/11.75% 2007                                                                         5,250        2,456
 0%/10.40% 2008                                                                         4,000        1,635
 0%/10.125% 2009                                                                        1,250          744      .30
McCaw International, Ltd. 0%/13.00% 2007 (6)                                            6,000        4,590      .29
Telesystem International Wireless Inc. 0%/13.25% 2007 (6)                               2,700        1,944      .12
Omnipoint Corp. 11.625% 2006                                                            1,500        1,605      .10
Vodafone AirTouch PLC 7.625% 2005                                                       1,500        1,501      .09
Leap Wireless International, Inc.: (1)
 0%/14.50% 2010 (6)                                                                     1,250          550
 12.50%  2010                                                                             550          484      .07
SBA Communications Corp. 0%/12.00% 2008 (6)                                             1,000          700      .04
SpectraSite Holdings, Inc. 10.75% 2010                                                    250          249      .02

TRANSPORTATION: AIRLINES  -  1.04%

Continental Airlines, Inc.:
 Series 1999-1, 10.22% 2014                                                             2,037        2,121
 Series 1998-3C, 7.25% 2005                                                             1,500        1,424
 Series 1997-4A, 6.90% 2018                                                             1,427        1,322      .30
United Air Lines, Inc.:
 Series 1996-A2, 7.87% 2019                                                             2,500        2,213
 Series 1995-A1, 9.02% 2012 (8)                                                         1,321        1,287
 9.00% 2003                                                                               500          493      .25
Delta Air Lines, Inc., pass-through trust: (8)
 Series 1993-A2, 10.50% 2016                                                            2,000        2,178
 Series 1992-A2, 9.20% 2014                                                             1,000          962      .20
Airplanes Pass Through Trust, Class 1-C, 8.15%  2019 (8)                                2,799        2,520      .16
Jet Equipment Trust, Series 1995-B, Class B,                                            2,208        2,123      .13
 7.83% 2015 (1) (8)

INSURANCE  -  0.97%

Allstate Corp. 7.20% 2009                                                               5,000        4,780      .30
ReliaStar Financial Corp.:
 6.50%  2008                                                                            3,500        3,199
 8.00%  2006                                                                            1,500        1,510      .30
AFLAC Inc. 6.50% 2009                                                                   5,000        4,534      .28
Conseco, Inc. 9.00% 2006                                                                2,000        1,360      .09

MERCHANDISING  -  0.80%

J.C. Penney Co., Inc.:
 8.25%  2022                                                                            3,150        2,452
 7.60%  2007                                                                            2,000        1,747
 7.95%  2017                                                                            2,000        1,607
 7.375%  2004                                                                           1,250        1,139      .43
Dillard's Inc. 6.43% 2004                                                               3,000        2,648      .17
Dayton Hudson Corp. 8.50% 2022                                                          2,500        2,524      .16
Venator Group, Inc., Series A, 7.00% 2002                                                 750          675      .04

COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED ) (8)-  0.79%

Starwood Asset Receivables Trust, Series 2000-1,                                        5,000        4,972      .31
 Class D, 8.101% 2022 (1) (7)
DLJ Mortgage Acceptance Corp., Series 1996-CF2,                                         3,000        2,988      .18
 Class A1, 7.29% 2021 (1)
Morgan Stanley Capital I, Inc., Series 1998-HF2,                                        3,000        2,828      .18
 Class A-2, 6.48% 2030
L.A. Arena Funding, LLC 7.656% 2026 (1)                                                 2,000        1,871      .12

ASSET-BACKED OBLIGATIONS (8)  -  0.67%

Providian Master Trust:
 Series 1999-2, Class A, 6.60% 2007                                                     1,750        1,732
 7.801% 2009 (1) (7)                                                                    1,500        1,500      .20
Sears Credit Account Master Trust II, Series                                            3,250        3,050      .19
 1998-2, Class A, 5.25% 2008
HS. Receivables Corp., Series 1999-1, Class A, 8.13% 2004 (1)                           2,344        2,312      .15
First Consumer Master Trust, Series 1999-A,                                             2,250        2,141      .13
Class A, 5.80% 2005 (1)
UTILITIES: ELECTRIC & GAS  -  0.56%

Israel Electric Corp. Ltd.: (1)
 7.25%  2006                                                                            2,500        2,423
 7.70%  2018                                                                            1,750        1,580
 7.75%  2027                                                                            1,500        1,319      .34
Edison Mission Energy 7.73% 2009 (1)                                                    2,000        1,950      .12
Commonwealth Edison Co., Series 75, 9.875% 2020                                         1,500        1,604      .10

LEISURE & TOURISM  -  0.52%

Mirage Resorts, Inc.:
 6.625%  2005                                                                           2,000        1,826
 6.75%  2008                                                                            1,500        1,342      .20
Royal Caribbean Cruises Ltd. 7.00% 2007                                                 3,000        2,560      .16
Premier Parks Inc.:
 9.25%  2006                                                                            1,000          947
 0%/10.00% 2008 (6)                                                                     1,000          680      .10
Horseshoe Gaming Holdings Corp. 8.625% 2009 (1)                                         1,000          940      .06

BUSINESS SERVICES  -  0.50%

Cendant Corp. 7.75% 2003                                                                2,750        2,644      .16
WMX Technologies, Inc. 7.10% 2026                                                       2,000        1,882      .12
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                 1,500        1,380      .09
Allied Waste North America, Inc. 10.00% 2009 (1)                                        1,300        1,098      .07
USA Waste Services, Inc. 6.50% 2002                                                     1,000          928      .06

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.49%

COLT Telecom Group PLC 0%/12.00% 2006 (6)                                               3,750        3,300      .20
CEI Citicorp Holdings SA 11.25% 2007 (1)                                                2,500        2,414      .15
GT Group Telecom Inc., units 0%/13.25% 2010 (6)                                         2,250        1,249      .08
Hyperion Telecommunications, Inc.,                                                      1,000          920      .06
 Series B, 0%/13.00% 2003 (6)

FOREST PRODUCTS & PAPER  -  0.49%

Fort James Corp. 6.625% 2004                                                            2,500        2,404      .15
Container Corp. of America 9.75% 2003                                                   2,000        1,990      .12
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                                           2,000        1,580      .10
Kappa Beheer BV 10.625% 2009 (1)                                                        1,250        1,218      .08
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                           1,000          603      .04

FOOD & HOUSEHOLD PRODUCTS  -  0.49%

Nabisco, Inc. 7.05% 2007                                                                4,990        4,544      .29
Home Products International, Inc. 9.625% 2008                                           2,000        1,660      .10
Fage Dairy Industry SA 9.00% 2007                                                       2,000        1,590      .10

HOME IMPROVEMENT  -  0.40%

Money Store Residential Trust 1997-1, Class M-1,                                        5,000        4,890      .31
 7.085% 2016 (8)
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                         1,500        1,487      .09
 Class A-6, 6.95% 2015 (8)

REAL ESTATE  -  0.38%

SocGen Real Estate Co. LLC, Series A, 7.64% preferred 2049 (1)                          5,700        5,217      .33
EOP Operating LP 7.25% 2018                                                             1,000          866      .05

ENERGY & RELATED COMPANIES  -  0.37%

OXYMAR 7.50% 2016 (1)                                                                   2,500        1,798      .11
Clark Oil & Refining Corp. 9.50% 2004                                                   1,850        1,649      .10
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                              1,500        1,504      .10
Cross Timbers Oil Co. 8.75% 2009                                                        1,000          947      .06

INDUSTRIAL COMPONENTS  -  0.32%

TRW Inc. 8.75% 2006                                                                     5,000        5,109      .32

ELECTRICAL & ELECTRONICS  -  0.27%

Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                                     2,400        2,007      .13
Fairchild Semiconductor Corp. 10.375% 2007                                              1,000        1,017      .06
SCG Holding Corp. 12.00% 2009                                                             750          803      .05
Zilog, Inc. 9.50% 2005                                                                    500          432      .03

METALS: NONFERROUS  -  0.15%

Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                          2,750        1,853      .11
Doe Run Resources Corp. 11.653% 2003 (7)                                                1,500          600      .04

AEROSPACE & MILITARY TECHNOLOGY  -  0.13%

Lockheed Martin Corp. 8.20% 2009                                                        2,000        2,024      .13

MANUFACTURING & MATERIALS  -  0.10%

Owens-Illinois, Inc. 8.10% 2007                                                         1,750        1,627      .10

TRANSPORTATION: SHIPPING  -  0.08%

Eletson Holdings Inc. 9.25% 2003                                                        1,375        1,299      .08

HEALTH & PERSONAL CARE  -  0.00%

Integrated Health Services, Inc. Series A: (4) (5)
 9.25% 2008                                                                             1,750           17
 9.50% 2007                                                                             1,250           13      .00

FEDERAL AGENCY OBLIGATIONS: MORTGAGE
PASS-THROUGHS (8) -  4.35%
Government National Mortgage Assn.:
 7.00% 2022-2029                                                                      17,614        17,126
 8.00% 2020-2029                                                                       15,173       15,372
 7.50% 2029                                                                            14,497       14,393
 6.50% 2029                                                                             8,728        8,283
 8.50% 2021-2029                                                                        2,259        2,319
 10.00% 2019                                                                              461          489     3.63
Fannie Mae:
 6.00% 2013                                                                             7,979        7,545
 8.50% 2030                                                                             2,780        2,831
 7.00% 2009                                                                               818          811
 9.00% 2019                                                                               266          274      .72

FEDERAL AGENCY OBLIGATIONS: OTHER  -  1.18%

Freddie Mac 6.875% 2005                                                                10,000        9,937      .63
Fannie Mae 5.25% 2009                                                                  10,000        8,814      .55

U.S. TREASURY OBLIGATIONS  -  11.32%

 7.25% 2004-2016                                                                       50,000       53,694
 6.50% 2002-2005                                                                       50,000       50,253
 7.00% 2006                                                                            25,000       25,906
 10.375% 2009-2012                                                                     16,000       19,504
 3.756% 2002                                                                           10,000       10,618
 8.75% 2000-2008                                                                        8,000        8,329
 6.625% 2007                                                                            8,000        8,167
 11.875% 2003                                                                           2,500        2,909
 11.75% 2010                                                                              500          603
 10.75% 2003                                                                              500          555    11.32

TOTAL BONDS AND NOTES   (cost: $557,307,000)                                                       531,804    33.34


SHORT TERM SECURITIES

CORPORATE SHORT-TERM NOTES  -  3.95%

Preferred Receivables Funding Corp. 6.59% due 7/21/00 (1)                              10,000        9,962      .62
AIG Funding, Inc. 6.52% due 8/1/00                                                      9,900        9,843      .62
Park Avenue Receivables Corp. 6.70%-6.85% due 7/7-7/11/00 (1)                           8,869        8,854      .56
BellSouth Capital Funding Corp. 6.50%-6.60%                                             7,200        7,188      .45
due 7/5-7/14/00 (1)
Wal-Mart Stores, Inc. 6.51% due 7/25/00 (1)                                             6,000        5,973      .37
PACCAR Financial Corp. 6.55% due 7/17/00                                                5,600        5,583      .35
Bell Atlantic Network Funding Corp. 6.53% due 7/14/00                                   5,000        4,987      .31
Anheuser-Busch Companies, Inc. 6.52% due 8/16/00                                        4,400        4,362      .27
Pfizer Inc 6.49% due 7/14/00                                                            3,500        3,491      .22
General Electric Capital Corp. 6.95% due 7/3/00                                         2,800        2,798      .18

FEDERAL AGENCY DISCOUNT NOTES  -  0.58%

Fannie Mae 6.30% due 7/27/00                                                            9,340        9,295      .58
TOTAL SHORT-TERM SECURITIES   (cost: $72,338,000)                                                   72,336     4.53
TOTAL INVESTMENT SECURITIES   (cost:$1,424,655,000)                                              1,587,485    99.52
Excess of cash and receivables over payables                                                         7,684      .48

NET ASSETS                                                                                      $1,595,169 100.00%


1 Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
2 Non-income-producing security.
3 Payment in kind.  The issuer has the option of paying
 additional securities in lieu of cash.
4 Valued under procedures established by the
 Board of Trustees.
5 Company not making interest payments; bankruptcy
 proceeding pending.
6 Step bond; coupon rate will increase at a later date.
7 Coupon rate changes periodically.
8 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.


ADR = American Depositary Receipts
See Notes to Financial Statements


Equity-type securities appearing in the portfolio since December 31, 1999

Adaptec
AT&T
Bristol-Myers Squibb
Fannie Mae
HSBC Capital Funding
Sara Lee
Time Warner Inc.
TRW Inc.
U S WEST, Inc.
VersaTel Telecom International


Equity-type securities eliminated from the portfolio since December 31, 1999

Advanced Micro Devices
Atlantic Richfield
Bell Atlantic
Boeing
Conecel Holdings
Conoco
Deere
Eli Lilly
ESAT Telecom Group
Gateway
Iridium
KeyCorp
Millipore
Murphy Oil
SmithKline Beecham
Sonoco Products
Transocean Offshore
Ultramar Diamond Shamrock
UST
Washington Mutual Savings Bank


American Funds Insurance Series Bond Fund
Investment Portfolio, June 30, 2000
                                                                                   June 30, 2000
Corporate Bonds                                                                           57.89%
U.S. Government Bonds                                                                     16.22%
Equity Securities                                                                          5.69%
Non-U.S. Government Bonds                                                                  3.29%
Cash & Equivalents                                                                        16.91%


                                                                                      Principal    Market  Percent
                                                                                         Amount     Value   of Net
Bonds & Notes                                                                              (000)     (000)  Assets
WIRELESS TELECOMMUNICATIONS SERVICES - 7.85%
Nextel Communications, Inc.:
     0%/9.95% 2008 (1)                                                                     2,625     1,936    2.87%
     0%/9.75% 2007 (1)                                                                     2,475     1,856
     0%/10.65% 2007 (1)                                                                    1,275     1,001
     12.00% 2008                                                                             500       540
McCaw International, Ltd.
     0%/13.00% 2007 (1)                                                                    2,125     1,626
Nextel International, Inc. 0%/12.125% 2008 (1)                                             1,000       655
Omnipoint Corp.:
     11.625% 2006                                                                          1,500     1,605     1.20
     11.50% 2009 (2)                                                                       1,000     1,090
VoiceStream Wireless Corp. 10.375% 2009                                                      500       518
Clearnet Communications Inc.: (1)
     0%/11.75% 2007                                                                     C$2,658      1,243     1.04
     0%/10.40% 2008                                                                        3,000     1,226
     0%/10.125% 2009                                                                        $500       297
Crown Castle International Corp.:
     0%/10.625% 2007 (1)                                                                   1,000       730      .70
     0%/11.25% 2011 (1)                                                                    1,000       620
     10.75% 2011                                                                             500       505
Leap Wireless International, Inc. 0%/14.50% 2010 (1,2)                                     4,000     1,760      .66
SpectraSite Holdings, Inc.:
      0%/11.25% 2009 (1)                                                                   1,125       652      .45
      0%/12.00% 2008 (1)                                                                     500       330
      10.75% 2010 (2)                                                                        200       199
Dobson Communications Corp. 10.875% 2010 (2)                                               1,000     1,003      .38
PanAmSat Corp. 6.125% 2005                                                                 1,000       891      .34
PageMart Wireless, Inc. 0%/11.25% 2008 (1)                                                   750       300      .11
Dobson/Sygnet Communications Co. 12.25% 2008                                                 250       266      .10
BANKING  -  6.91%
Advanta Corp.:
      Series B, 7.00% 2001                                                                 2,265     2,115     1.57
      Series D, 6.98% 2002                                                                 1,000       877
      Series D, 6.925% 2002                                                                1,000       876
Advanta Capital Trust I, Series B,  8.99% 2026                                               500       310
Capital One Financial Corp.  7.125% 2008                                                   1,000       885      .89
Capital One Bank:
      8.25% 2005                                                                             800       796
      6.375% 2003                                                                            500       477
Capital One Capital I 7.491% 2027 (2,3)                                                      250       214
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2,3)                                 2,250     2,059      .78
J.P. Morgan & Co. Inc., Series A, 6.538% 2012 (4)                                          2,000     1,693      .64
HSBC Capital Funding 9.547% (undated)(2,3)                                                 1,500     1,562      .59
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026                                            850       696      .43
MBNA Corp., MBNA 6.75% 2008                                                                  500       453
Sakura Capital Funding 7.778% (undated) (2,3)                                              1,000       963      .36
Washington Mutual Finance 8.25% 2005                                                         800       807      .30
National Westminster Bank PLC:
      7.75% (undated) (3)                                                                    500       479      .29
      9.375% 2003                                                                            276       291
Abbey National PLC 6.70% (undated)(3)                                                        645       575      .22
Chevy Chase Bank, FSB 9.25% 2008                                                             500       448      .17
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026                                        550       446      .17
Bank of Scotland 7.00% (undated)(2)                                                          480       439      .16
Riggs Capital Trust II 8.875% 2027                                                           500       413      .16
Komercni Finance BV 9.00%/10.75% 2008 (1,2)                                                  250       239      .09
Bankers Trust New York Corp. 6.70% 2007                                                      250       235      .09
BROADCASTING & PUBLISHING  -  6.72%
Charter Communications Holdings, LLC:
      0%/9.92% 2011 (1)                                                                    3,250     1,869     1.42
      10.00% 2009                                                                          1,500     1,459
      8.25% 2007                                                                             500       443
Fox/Liberty Networks, LLC, FLN Finance, Inc.;
      0%/9.75% 2007 (1)                                                                    3,750     3,056     1.34
      8.875% 2007                                                                            500       498
CBS Corp. 7.15% 2005                                                                       2,000     1,957      .74
Telemundo Holdings, Inc. 0%/11.50% 2008 (1)                                                1,500     1,050      .40
Chancellor Media Corp. of Los Angeles:
      8.125% 2007                                                                            500       501      .38
      Series B, 8.75% 2007                                                                   500       501
Liberty Media Corp. 7.875% 2009                                                            1,000       957      .36
British Sky Broadcasting Group PLC 8.20% 2009                                              1,000       940      .35
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                                            650       616      .32
NTL Communications Corp., Series B, 10.00% 2007                                              250       237
Clear Channel Communications, Inc. 7.875% 2005                                               800       802      .30
Cablevision Industries Corp. 8.125% 2009                                                     750       729      .27
American Media Operations, Inc. 10.25% 2009                                                  750       727      .27
Time Warner Inc. 7.75% 2005                                                                  500       502      .19
Rogers Communications Inc. 8.875% 2007                                                       250       245      .09
V2 Music Holdings PLC 0%/14.00% 2008 (1,2,5)                                                PiXL575       235      .09
RBS Participacoes SA 11.00% 2007 (2)                                                        $250       207      .08
Hearst-Argyle Television, Inc. 7.00% 2018                                                    175       148      .06
Globo Comunicacoes e Participacoes SA 10.50% 2006 (2)                                        120       103      .04
TVN Entertainment Corp. 14.00% 2008                                                          300        60      .02
COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)(6)  -  5.00%
Merrill Lynch Mortgage Investors, Inc.:
      Series 1995-C3, Class A-3, 7.067% 2025 (3)                                           2,800     2,754     1.61
      Series 1999-C1, Class A-2, 7.56% 2009 (3)                                            1,500     1,506
GS Mortgage Securities Corp. II, mortgage
 pass-through certificates:
      Series 1998-C1, Class E, 7.45% 2030 (3)                                              1,250     1,101      .75
      Series 1998-C1, Class D, 7.45% 2030 (3)                                              1,000       914
Nomura Asset Securities Corp., Series 1998-D6,                                             1,668     1,610      .61
 Class A-A1, 6.28% 2030 (3)
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                1,300     1,216      .46
CS First Boston Mortgage Securities Corp.,                                                 1,060     1,019      .38
 Series 1998-C1, Class A-1A, 6.26% 2040
Morgan Stanley Capital I, Inc., Series 1998-HF2,                                           1,000       943      .36
 Class A-2, 6.48% 2030
Norwest Asset Securities Corp., Series 1998-31,                                              833       793      .30
 Class A-1, 6.25% 2014
Structured Asset Securities Corp., Series 1998-RF2,                                          610       622      .23
 Class A, 8.54% 2027 (2,3)
DLJ Mortgage Acceptance Corp., Series 1995-CF2,                                              600       593      .22
 Class A1B, 6.85% 2027 (2)
GMAC Commerical Mortgage Securities, Inc.,                                                   208       208      .08
 Series 1997-C1, Class A1, 6.83% 2003
LEISURE & TOURISM  -  3.73%
Mirage Resorts, Inc.:
      6.625% 2005                                                                          2,000     1,826      .95
      6.75% 2008                                                                             250       224
MGM Grand, Inc. 6.95% 2005                                                                   500       466
Joseph E. Seagram & Sons, Inc. 6.625% 2005                                                 2,000     1,875      .71
Horseshoe Gaming Holding Corp. 8.625% 2009                                                 1,500     1,410      .53
Premier Parks Inc.:
      9.75% 2007                                                                           1,000       963      .42
      0%/10.00% 2008 (1)                                                                     250       170
Florida Panthers Holdings, Inc. 9.875% 2009                                                1,000       940      .35
Royal Caribbean Cruises Ltd.:
      7.00% 2007                                                                             675       576      .27
      6.75% 2008                                                                             175       146
Boyd Gaming Corp. 9.50% 2007                                                                 500       480      .18
William Hill Finance PLC 10.625% 2008                                                       P250       396      .15
International Game Technology 8.375% 2009                                                  $250        236      .09
Carmike Cinemas, Inc., Series B, 9.375% 2009                                                 375       202      .08
DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.98%
COLT Telecom Group PLC:
      8.875% 2007                                                                       DM1,250        610      .48
      7.625% 2008                                                                          1,000       449
      0%/12.00% 2006 (1)                                                                   $250        220
GT Group Telecom Inc., units 0%/13.25% 2010 (1,2)                                          2,000     1,110      .42
NEXTLINK Communications, Inc.:
      0%/12.25% 2009 (1)                                                                   1,000       620      .41
      9.625% 2007                                                                            500       470
MGC Communications, Inc. 13.00% 2010 (2)                                                   1,000       930      .35
Maxcom Telecomunicaciones, SA de CV 13.75% 2007 (2)                                        1,000       885      .33
VersaTel Telecom International NV:
      11.25% 2010 (2)                                                                        500       454      .26
      11.875% 2009                                                                           250       245
Level 3 Communications, Inc. 11.25% 2010 (2)                                                 750       681      .26
Qwest Communications International Inc. 0%/8.29% 2008 (1)                                    750       581      .22
Allegiance Telecom, Inc. 0%/11.75% 2008 (1)                                                  750       551      .21
Viatel, Inc. 11.25% 2008                                                                     125        93      .04
TRANSPORTATION   -  2.41%
Continental Airlines, Inc., pass-through certificates: (6)
      Series 1998-3, Class C-2, 7.25% 2005                                                   500       474      .92
      Series 1999-1, Class B, 6.795% 2020                                                    499       455
      Series 1998-3, Class A-2, 6.32% 2008                                                   500       454
      Series 1998-1, Class A,  6.648% 2019                                                   481       435
      Series 1997-1, Class C, 7.42%  2007                                                    444       433
     1Series 1996, Class C, 9.50% 2015                                                       222       225
Airplanes Pass Through Trust, pass-through                                                 1,633     1,470      .55
 certificates, Series 1, Class C, 8.15%  2019 (6)
Atlas Air, Inc. pass-through certificates, Series                                          1,450     1,335      .50
1998-1, Class A, 7.38% 2018 (6)
Jet Equipment Trust: (2,6)
      Series 1995-D, 11.44% 2014                                                             300       332      .24
      Series 1994-A, Class B1, 11.79% 2013                                                   250       283
United Air Lines, Inc. 10.67% 2004 (6)                                                       500       509      .20
INSURANCE  -  2.34%
Allstate Corp.:
      7.20% 2009                                                                           1,750     1,673      .86
      7.875% 2005                                                                            600       600
Lindsey Morden Group Inc., Series B, 7.00% 2008 (2)                                      C$2,750     1,547      .58
Conseco, Inc. 8.70% 2026                                                                  $1,750       752      .28
Royal & Sun Alliance Insurance Group PLC 8.95% 2029 (2)                                      750       743      .28
Jefferson-Pilot Corp. 8.14% 2046 (2)                                                         700       632      .24
ReliaStar Financial Corp. 8.00% 2006                                                         250       252      .10
FOREST PRODUCTS & PAPER  -  2.15%
Pindo Deli Finance Mauritius Ltd.:
      10.25% 2002                                                                         $1,500     1,084      .58
      10.75% 2007                                                                            750       452
Container Corp. of America 9.75% 2003                                                      1,000       995      .37
International Paper Co. 8.00% 2003 (2)                                                       800       803      .30
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028                                    1,000       790      .30
Kappa Beheer BV 10.625% 2009                                                                P750       730      .28
Fort James Corp. 6.625% 2004                                                                $500       481      .18
Packaging Corp. of America 9.625% 2009                                                       375       371      .14
FINANCIAL SERVICES  -  2.11%
Household Finance Corp.:
      8.00% 2005                                                                             500       504      .39
      5.875% 2009                                                                            350       304
      6.40% 2008                                                                             250       227
AT&T Capital Corp. 6.875% 2001                                                             1,000       997      .37
GS Escrow Corp.:
      7.00% 2003                                                                             500       457      .34
      7.125% 2005                                                                            500       453
Ford Motor Credit Co. 5.80% 2009                                                           1,000       870      .33
AB Spintab 7.50% (undated) (2,3)                                                             750       713      .27
Providian Financial Corp. 9.525% 2027 (2)                                                    750       588      .22
BHP Finance Ltd. 6.69% 2006                                                                  300       284      .11
BankUnited Capital Trust, BankUnited Financial                                               250       213      .08
 Corp. 10.25% 2026
BUSINESS SERVICES  -  2.08%
Waste Management, Inc.:
      6.625% 2002                                                                            925       887      .85
      7.10% 2026                                                                             500       471
      6.375% 2003                                                                            500       463
      6.875% 2009                                                                            500       438
Allied Waste North America, Inc. 10.00% 2009 (2)                                           2,125     1,796      .68
Cendant Corp. 7.75% 2003                                                                   1,000       961      .36
Exodus Communications, Inc. 11.625% 2010 (2)                                                 500       502      .19
ENERGY SOURCES  -  1.86%
Petrozuata Finance, Inc.:
      Series B, 8.22% 2017 (2)                                                             1,500     1,159      .76
      Series A, 7.63% 2009 (2)                                                             1,000       842
Phillips Petroleum Co. 8.50% 2005                                                          1,000     1,033      .39
PDVSA Finance Ltd.:
      7.40% 2016                                                                             485       380      .23
      9.75% 2010                                                                             250       239
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                                   500       501      .19
Norcen Energy Resources Ltd. 7.375% 2006                                                     500       489      .18
Clark USA, Inc. 10.875% 2005                                                                 500       289      .11
MULTI-INDUSTRY  -  1.68%
Tekni-Plex, Inc. 12.75% 2010 (2)                                                           1,500     1,504      .57
American Standard Inc. 8.25% 2009 (2)                                                      1,000       965      .36
Graham Packaging Co.:
      0%/10.75% 2009 (1)                                                                     750       443      .33
      8.75% 2008                                                                             500       435
Reliance Industries Ltd.:
      10.25% 2097 (2)                                                                        500       432      .24
      Series B, 10.25% 2097                                                                  250       216
Wharf International Finance Ltd., Series A, 7.625% 2007                                      515       471      .18
MERCHANDISING  -  1.58%
J.C. Penney Co., Inc.:
      8.25% 2022                                                                           2,150     1,673      .94
      7.125% 2023                                                                            600       425
      7.65% 2016                                                                             500       393
Sears, Roebuck and Co.  6.25% 2009                                                         1,000       881      .33
Dillard's, Inc.:
      6.30% 2008                                                                             700       556      .31
      6.43% 2004                                                                             300       265
UTILITIES: ELECTRIC & GAS  -  1.25%
Israel Electric Corp. Ltd.: (2)
      7.70% 2018                                                                           1,000       903      .79
      7.75% 2027                                                                             620       545
      8.25% 2009                                                                             400       403
      7.75% 2009                                                                             250       243
Transener SA 9.25% 2008 (2)                                                                  900       796      .30
Commonwealth Edison Co. 9.875% 2020                                                          400       428      .16
HEALTH CARE PROVIDERS & SERVICES  -  1.14%
Columbia/HCA Healthcare Corp.:
      6.91% 2005                                                                           2,000     1,815     1.04
      8.85% 2007                                                                             500       481
      7.15% 2004                                                                             500       465
Paracelsus Healthcare Corp. 10.00% 2006 (7)                                                1,000       240      .09
Integrated Health Services, Inc.: (5,7)
      Series A, 9.25% 2008                                                                 2,000        20      .01
      Series A, 9.50% 2007                                                                   750         8
ELECTRONIC COMPONENTS & INSTRUMENTS  -  1.13%
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                        1,750     1,463      .55
Flextronics International Ltd. 9.875% 2010 (2)                                             1,000     1,010      .38
Advanced Micro Devices, Inc. 11.00% 2003                                                     512       525      .20
ASSET-BACKED OBLIGATION  -  0.72%
ComEd Transitional Funding Trust, transitional
 funding trust note,
      Series 1998, Class A-4, 5.39% 2005                                                   2,000     1,921      .72
INDUSTRIAL COMPONENTS  -  0.71%
Federal-Mogul Corp.:
      7.375% 2006                                                                          1,750     1,199      .71
      7.75% 2006                                                                           1,000       685
BREED Technologies, Inc. 9.25% 2008 (5,7)                                                  1,000        10      .00
HOME IMPROVEMENT  -  0.58%
Conseco Finance Home Loan Trust, Series 1999-G                                             1,250     1,051      .39
, Class B-2, 10.96% 2029
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                              500       496      .19
 Class A-6, 6.95% 2015
FOOD & HOUSEHOLD PRODUCTS  -  0.45%
Gruma, SA de CV 7.625% 2007                                                                1,000       856      .32
Fage Dairy Industry SA 9.00% 2007                                                            250       199      .08
New World Pasta Co. 9.25% 2009                                                               250       145      .05
RECREATION & OTHER CONSUMER PRODUCTS  -  0.37%
Hasbro, Inc. 7.95% 2003                                                                    1,000       989      .37
ENERGY EQUIPMENT & SERVICES  -  0.33%
McDermott Inc. 9.375% 2002                                                                 1,150       862      .33
MANUFACTURED HOUSING  -  0.32%
Green Tree Financial Corp., pass-through certificates:
    Series 1995-6, Class B2, 8.00% 2026                                                      940       558      .32
     Series 1996-5, Class B-2, 8.45% 2027                                                    492       300
CHEMICALS  -  0.27%
Equistar Chemicals, LP 8.75% 2009                                                            750       716      .27
APPLIANCES & HOUSEHOLD DURABLES  -  0.19%
Salton/Maxim Housewares, Inc. 10.75% 2005                                                    500       498      .19
MISCELLANEOUS MATERIALS & COMMODITIES  -  0.18%
Printpack, Inc. 10.625% 2006                                                                 500       480      .18
IT CONSULTING & SERVICES  -  0.18%
Ceridian Corp. 7.25% 2004                                                                    500       479      .18
HOME EQUITY  -  0.17%
Conseco Finance Securitizations Corp., certificates
 for home equity loans,
     Series 2000-A, Class BV-2, 9.451% 2031 (4)                                              500       446      .17
METALS: NONFERROUS  -  0.15%
Freeport-McMoRan Copper & Gold Inc.:
      7.20% 2026                                                                             500       337      .15
      7.50% 2006                                                                             100        66
ELECTRICAL & ELECTRONICS  -  0.15%
Zilog, Inc. 9.50% 2005                                                                       450       389      .15
MACHINERY & ENGINEERING  -  0.11%
Deere & Co. 8.95% 2019                                                                       250       260      .10
Safety-Kleen Corp. 9.25% 2009 (7)                                                          1,000        28      .01
REAL ESTATE INVESTMENT TRUST  -  0.09%
ProLogis Trust 7.05% 2006                                                                    250       236      .09
NON-U.S. GOVERNMENT OBLIGATIONS  -  3.29%
Deutschland Republic:
      5.25% 2008                                                                      EUR 1,500      1,435      .92
      8.00% 2002                                                                           1,000     1,009
Argentina (Republic of):
      Series C, 0% 2001                                                                  $1,250      1,106      .60
      11.00% 2005                                                                            500       475
Panama (Republic of) 8.875% 2027                                                           1,750     1,479      .56
Ontario (Province of) 5.50% 2008                                                           1,000       897      .34
United Mexican States Government, Eurobonds,                                                 750       859      .32
 Global 11.375% 2016
Canadian Government 4.599% 2026 (4)                                                     C$1,000        790      .30
Philippines (Republic of) 9.875% 2019                                                      $500        410      .15
Brazil (Federal Republic of), 14.50% 2009                                                    250       267      .10
Federal Agency Obligations: Mortgage
Pass-Throughs (6)  -  7.66%
Government National Mortgage Assn.:
      8.00% 2023-2030                                                                      4,831     4,897     6.44
      7.00% 2023-2029                                                                      4,392     4,269
      6.00% 2029                                                                           3,389     3,121
      7.50% 2023-2030                                                                      3,196     3,176
      6.50% 2025-2028                                                                      1,058     1,004
      10.00% 2019                                                                            307       326
      9.50% 2021                                                                             296       311
Fannie Mae:
      7.00% 2026                                                                           1,168     1,134     1.05
      6.00% 2013                                                                             830       785
      10.00% 2018-2025                                                                       399       422
      9.00% 2021                                                                             280       289
      6.50% 2026                                                                             177       167
Freddie Mac 7.00% 2015                                                                       466       457      .17
FEDERAL AGENCY OBLIGATIONS: OTHER  -  0.75%
Fannie Mae 5.25% 2009                                                                      2,250     1,983      .75
U.S. TREASURY OBLIGATIONS  - 7.81%
      8.875% 2017                                                                          8,375    10,676     7.81
      6.25% 2003                                                                           5,600     5,580
      10.375% 2009-2012                                                                    1,500     1,803
      7.25% 2004                                                                           1,500     1,551
     17.50% 2016                                                                           1,000     1,129

TOTAL BONDS & NOTES (cost: $223,067,000)                                                           205,514    77.40

                                                                                      Principal
                                                                                   Amount (000)    Market  Percent
                                                                                      or Number     Value   of Net
Stocks ( common and preferred)                                                        of Shares      (000)  Assets
BANKING  -  2.22%
BNP U.S. Funding LLC, Series A, 7.738%                                                   $1,550      1,442      .54
 noncumulative preferred (France)(2)
SB Treasury Co. LLC, Series A, 9.40% noncumulative                                       $1,500      1,442      .54
 preferred (Japan)(2)
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                                   $1,100      1,062      .40
 preferred (Japan) (2)
First Republic Capital Corp. 10.50% preferred (2)                                            750       664      .25
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.09%                                    $500        486      .18
 noncumulative preferred (Japan) (1,2)
NB Capital Corp. 8.35% exchangeable depositary                                            20,000       460      .17
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                             $400        363      .14
 noncumulative preferred (Japan) (2)
WIRELESS TELECOMMUNICATION SERVICES  -  0.60%
Crown Castle International Corp. 12.75% senior                                             1,206     1,218      .46
 exchangeable preferred 2010 (8,9)
Nextel Communications, Inc., Series D, 13.00%                                                355       380      .14
exchangeable preferred, redeemable 2009 (8,9)
McCaw International, Ltd., warrants, expire 2007 (2,5,9)                                   2,000         5       -
Globalstar Telecommunications Ltd., warrants,                                                250        -        -
 expire 2004 (9)
MULTI-INDUSTRY  -  0.48%
Swire Pacific Capital Ltd.
     8.84% cumulative guaranteed perpetual                                                65,000     1,268      .48
capital securities (Hong Kong) (2)
REAL ESTATE  -  0.47%
ProLogis Trust, Series D, 7.92% preferred                                                 40,000       810      .31
CarrAmerica Realty Corp., Series B, 8.57% cumulative                                      20,000       415      .16
 redeemable preferred
BROADCASTING & PUBLISHING  -  0.20%
Adelphia Communications Corp.,
      Series B, 13.00% exchangeable preferred 2009 (9)                                     5,000       505      .19
NTL Inc., warrants, expire 2008  (2,5,9)                                                     238        16      .01
TVN Entertainment Corp., warrants, expire 2008 (2,5,9)                                       300        -        -
BUSINESS SERVICES - 0.09%
Earthwatch Inc., Series B, 7.00% convertible                                                  72       250      .09
 preferred 2009 (2,5,8,9)
RECREATION & OTHER CONSUMER PRODUCTS  -  0.00%
V2 Music Holdings PLC, warrants, expire 2000                                                 575        -        -
 (United Kingdom) (2,5,9)

TOTAL STOCKS (cost: $10,605,000)                                                                    10,786     4.06


                                                                                      Principal    Market  Percent
                                                                                         Amount     Value   of Net
Convertible Debentures                                                                    (000)      (000)  Assets
BUSINESS SERVICES  -  0.49%
Waste Management, Inc. 4.00% 2002                                                          1,400     1,299      .49
WHOLESALE & INTERNATIONAL TRADE  -  0.28%
Ingram Micro Inc. 0% 2018                                                                  2,000       750      .28
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.28%
Bell Atlantic Financial Services, Inc. 5.75% 2003 (2)                                        750       747      .28
HEALTH & PERSONAL CARE  -  0.26%
Omnicare, Inc. 5.00% 2007                                                                  1,000       680      .26
MERCHANDISING  -  0.16%
Sunglass Hut International Ltd., 5.25% 2003                                                  600       432      .16
ELECTRONIC COMPONENTS  -  0.16%
Adaptec, Inc. 4.75% convertible subordinated notes 2004                                      500       425      .16

TOTAL CONVERTIBLE DEBENTURES (cost: $4,397,000)                                                      4,333     1.63
TOTAL EQUITY SECURITIES (cost: $15,002,000)                                                         15,119     5.69
                                                                                        Shares/
                                                                                      Principal    Market  Percent
                                                                                         Amount     Value   of Net
Short Term Securities                                                                      (000)     (000)  Assets
CORPORATE SHORT-TERM NOTES  -  15.59%
Emerson Electric Co. 6.55% due 7/10/2000 (2)                                               5,600     5,590     2.11
Bestfoods 6.50% due 7/18/2000 (2)                                                          4,900     4,884     1.84
Associates First Capital Corp. 6.85% due 7/3/2000                                          4,430     4,427     1.67
BellSouth Capital Funding Corp. 6.60% due 7/14/2000 (2)                                    4,000     3,990     1.50
Park Avenue Receivables Corp. 6.55% due 7/14/2000 (2)                                      4,000     3,990     1.50
H.J. Heinz Co. 6.51% due 7/28/2000                                                         4,000     3,980     1.50
Motorola Credit Corp. 6.50% due 7/31/2000                                                  4,000     3,977     1.50
Preferred Receivables Funding Corp. 6.55% due 7/28/2000 (2)                                3,600     3,582     1.35
Bell Atlantic Network Funding Corp. 6.50% due 7/24/2000                                    3,000     2,987     1.12
Coca-Cola Co. 6.50% due 7/28/2000                                                          2,000     1,990      .75
PepsiCo, Inc. 6.50% due 7/27/2000                                                          2,000     1,990      .75

TOTAL SHORT-TERM SECURITIES (cost: $41,387,000)                                                     41,387    15.59
TOTAL INVESTMENT SECURITIES (cost: $279,456,000)                                                   262,020    98.68
Excess of cash and receivables over payables                                                         3,509     1.32
NET ASSETS                                                                                        $265,529   100.00


(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
 resale to the public may require registration
    or sale only to qualified institutional buyers.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Valued under procedures established by the Board of Trustees.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(7) Company not making interest or dividend payments;
 bankruptcy proceedings pending.
(8) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(9) Non-income-producing security.


ADR = American Depositary Receipts

See Notes to Financial Statements


American Variable Insurance Series High Yield Bond Fund
Investment Portfolio, June 30, 2000
Unaudited
                                                                                 June 30, 2000
Corporate Bonds                                                                         77.50%
Stocks and Convertibles                                                                  13.63
Cash and Equivalents                                                                     7.29
Non-U.S. Government/Agency                                                               1.58
                                                                                   Percent of
Largest Corporate Holdings                                                         Net Assets
June 30, 2000

NEXTEL Communications                                                                    4.67%
VoiceStream Wireless                                                                      4.66
Charter Communications Holdings                                                           2.61
Crown Castle International                                                                2.56
Container Corp. of America                                                                2.56
Clearnet Communications                                                                   2.06
NTL                                                                                       1.91
COLT Telecom Group                                                                        1.83
Fox/Liberty Networks                                                                      1.79
Chancellor Media Corp of  Los Angeles                                                     1.71


                                                                                    Principal       Market      Percent
                                                                                       Amount        Value       of Net
BONDS & NOTES                                                                            (000)        (000)      Assets

WIRELESS TELECOMMUNICATION SERVICES - 17.82%
Omnipoint Corp. 11.625% 2006 (merged                                                   $12,700      $13,589         4.52
 with VoiceStream Wireless Corp.)
VoiceStream Wireless Corp.:
 10.375% 2009                                                                            8,726        9,031
 0%/11.875% 2009 (1)                                                                     7,500        5,063
Clearnet Communications Inc.: (1)
 0%/11.75% 2007                                                                     C$20,825          9,742         2.06
 0%/10.40% 2008                                                                          7,000        2,861
Nextel Communications, Inc.: (1)
 0%/10.65% 2007                                                                         $6,500        5,103         2.01
 0%/9.95% 2008                                                                           6,750        4,978
 0%/9.75% 2007                                                                           3,000        2,250
McCaw International, Ltd. (owned
 by NEXTEL Communications, Inc.)
 0%/13.00% 2007 (1)                                                                      7,000        5,355         1.52
Nextel International, Inc. 0%/12.125% 2008 (1)                                           6,000        3,930
SpectraSite Holdings, Inc.: (1)
 0%/11.25% 2009                                                                          7,875        4,568         1.31
 0%/12.00% 2008                                                                          5,250        3,465
Crown Castle International Corp.:
 0%/11.25% 2011 (1)                                                                      6,000        3,720         1.27
 0%/10.625% 2007 (1)                                                                     3,500        2,555
 10.75% 2011                                                                             1,500        1,515
Leap Wireless International, Inc.: (2)
 0%/14.50% 2010 (1)                                                                     11,250        4,950         1.18
 12.50% 2010                                                                             2,625        2,310
PageMart Wireless, Inc. 0%/11.25% 2008 (1)                                              17,400        6,959         1.14
Comunicacion Celular SA 0%/14.125% 2005 (1) (2)                                          5,000        3,800          .62
Nextel Partners, Inc.:
 0%/14.00% 2009 (1)                                                                      4,290        2,939          .56
 11.00% 2010 (2)                                                                           500          495
Dobson/Sygnet Communications Co. 12.25% 2008                                             2,500        2,656          .43
PTC International Finance BV 0%/10.75% 2007 (1)                                          2,000        1,425          .23
Loral Orion Network Systems, Inc. 11.25% 2007                                            2,400        1,356          .22
Telesystem International Wireless Inc. 0%/13.25% 2007 (1)                                1,700        1,224          .20
Teligent, Inc. 11.50% 2007                                                               1,500        1,185          .19
Centennial Cellular Corp. 10.75% 2008                                                    1,000          975          .16
SBA Communications Corp. 0%/12.00% 2008 (1)                                                750          525          .09
Teletrac Holdings, Inc.: (2) (3)
 9.00% 2004                                                                                492          394          .07
 12.00% 2004                                                                                30           24
Cellco Finance NV 15.00% 2005                                                              250          269          .04


BROADCASTING & PUBLISHING  -  16.46%
Charter Communications Holdings, LLC:
 0%/9.92% 2011 (1)                                                                      20,000       11,500         2.61
 8.25% 2007                                                                              2,500        2,212
 10.00% 2009                                                                             2,000        1,945
Avalon Cable of Michigan LLC 0%/11.875% 2008 (1)                                           500          325
NTL Inc.: (1)
 0%/10.75% 2008                                                                         P5250         4,853         1.89
 0%/9.75% 2008                                                                          $3,250        2,031
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                                        5,000        4,737
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (1)                                                                       8,085        6,589         1.79
 8.875% 2007                                                                             4,410        4,388
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                                    6,000        6,008         1.71
 8.125% 2007                                                                             4,500        4,511
American Media Operations, Inc. 10.25% 2009                                              7,150        6,935         1.14
ACME Intermediate Holdings, LLC,  0%/12.00% 2005 (1)                                     8,911        6,148         1.00
Gray Communications Systems, Inc. 10.625% 2006                                           5,250        5,237          .86
Muzak Holdings LLC 0%/13.00% 2010 (1)                                                    6,500        3,575          .58
Big City Radio, Inc. 0%/11.25% 2005 (1)                                                  6,250        3,438          .56
Globo Comunicacoes e Participacoes Ltda:
 10.50% 2006 (2)                                                                         2,750        2,368          .53
 10.50% 2006                                                                             1,000          861
TransWestern  Publishing Co. LLC 9.625% 2007                                             3,250        3,169          .52
Cablevision Industries Corp. 9.875% 2013                                                 2,500        2,566          .42
Antenna TV SA 9.00% 2007                                                                 2,750        2,537          .41
FrontierVision 11.00% 2006                                                               2,500        2,500          .41
V2 Music Holdings PLC: (1)(2)(3)
 0%/14.00% 2008                                                                          6,900        1,863          .37
 0%/14.00% 2008                                                                         P1000           409
Young Broadcasting Inc.:
 10.125% 2005                                                                           $1,750        1,698          .35
 9.00% 2006                                                                                500          468
STC Broadcasting, Inc. 11.00% 2007                                                       2,000        1,960          .32
Telemundo Holdings, Inc., 0%/11.50% 2008 (1)                                             2,500        1,750          .29
Cumulus Media 10.375% 2008                                                               2,000        1,725          .28
Multicanal Participacoes SA, Series B, 12.625% 2004                                      1,000        1,038          .17
RBS Participacoes SA 11.00% 2007 (2)                                                     1,000          826          .13
TVN Entertainment Corp. 14.00% 2008                                                      2,000          403          .07
Sun Media Corp. 9.50% 2007                                                                 325          312          .05


DIVERSIFIED TELECOMMUNICATION SERVICES  -  8.45%
COLT Telecom Group PLC:
 0%/12.00% 2006 (1)                                                                     11,250        9,900         1.83
 8.875% 2007                                                                         DM 2,750         1,343
Viatel, Inc.:
 0%/12.50% 2008 (1)                                                                     $7,000        3,150         1.32
 11.15% 2008                                                                         DM 6,000         2,446
 11.25% 2008                                                                            $3,050        2,257
 0%/12.40% 2008 (1)                                                                  DM 1,000           259
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (1)                                                                     $7,250        5,329          .98
 12.875% 2008                                                                              625          677
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                             2,000        1,880          .72
 0%/12.125% 2009 (1)(2)                                                                  2,750        1,595
 9.00% 2008                                                                              1,000          920
US Xchange, LLC 15.00% 2008 (3)                                                          4,625        4,311          .70
Versatel Telecom International NV:
 11.25% 2010 (2)                                                                    EUR 3,000         2,722          .60
 11.875% 2009                                                                            1,000          936
GT Group Telecom Inc. units 0%/13.25% 2010(1) (2)                                       $6,500        3,608          .59
MGC Communications Inc. 13.00% 2010 (2)                                                  3,000        2,790          .46
Maxcom Telecomunicaciones, SA de CV 13.75% 2007 (2)                                      3,000        2,655          .43
Global TeleSystems Group, Inc. 9.875% 2005                                               3,600        2,556          .42
Hyperion Telecommunications, Inc.,                                                       1,500        1,380          .23
 Series B, 0%/13.00% 2003 (1)
Level 3 Communications, Inc. 11.25% 2010 (2)                                          EUR 750           680          .11
IMPSAT Corp. 12.375% 2008                                                                 $500          396          .06


LEISURE & TOURISM  - 6.65%
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                    8,000        7,520         1.23
Boyd Gaming Corp.:
 9.25% 2003                                                                              4,000        3,970          .92
 9.50% 2007                                                                              1,750        1,680
William Hill Finance 10.625% 2008                                                       P3050         4,830          .79
Premier Parks Inc.:
 9.75% 2007                                                                             $2,625        2,588          .70
 0%/10.00% 2008 (1)                                                                      2,500        1,700
International Game Technology:
 7.875% 2004                                                                             2,800        2,688          .51
 8.375% 2009                                                                               500          472
Sun International Hotels Ltd., Sun
 International North America, Inc.:
 8.625% 2007                                                                             2,250        2,036          .45
 9.00% 2007                                                                                750          698
Harrah's Operating Co., Inc. 7.875% 2005                                                 2,275        2,138          .35
KSL Recreation Group, Inc. 10.25% 2007                                                   2,000        1,910          .31
Six Flags Entertainment Corp. 8.875% 2006                                                2,000        1,905          .31
CKE Restaurants, Inc. 9.125% 2009                                                        1,920        1,296          .21
Carmike Cinemas, Inc., Series B, 9.375% 2009                                             2,375        1,282          .21
AMF Bowling Worldwide, Inc.:
 0%/12.25% 2006 (1)                                                                      3,251          650          .13
 10.875% 2006                                                                              600          162
Station Casinos, Inc. 9.875% 2010 (2)                                                      750          750          .12
Friendly Ice Cream Corp. 10.50% 2007                                                       925          740          .12
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                350          299          .09
 6.75% 2008                                                                                300          250
Florida Panthers Holdings, Inc. 9.875% 2009                                                500          470          .08
Mirage Resorts, Inc. 6.75% 2008                                                            500          447          .07
Eldorado Resorts LLC 10.50% 2006                                                           300          299          .05


FOREST PRODUCTS & PAPER  -  4.26%
Container Corp. of America:
 9.75% 2003                                                                             12,500       12,438         2.56
 Series A, 11.25% 2004                                                                   2,000        2,020
 Series B, 10.75% 2002                                                                   1,250        1,250
Kappa Beheer BV 0%/12.50% 2009 (1)                                                  EUR 4,750         2,971          .49
Packaging Corp. of America, Series B, 9.625% 2009                                       $2,750        2,723          .44
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                            2,300        1,880          .33
 10.00% 2007                                                                               250          153
Advance Agro PCL 13.00% 2007                                                             2,275        1,467          .24
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                            1,300          783          .13
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                       420          403          .07


BUSINESS SERVICES - 3.35%
Allied Waste North America, Inc., Series B, 10.00% 2009                                 10,225        8,640         1.41
Waste Management, Inc.:
 7.70% 2002                                                                              3,000        2,927          .78
 7.10% 2026                                                                              1,500        1,412
 6.375% 2003                                                                               500          463
EarthWatch Inc. 0%/12.50% 2005(1)  (2) (3)                                               2,880        2,045          .33
Iron Mountain Inc.:
 10.125% 2006                                                                            1,500        1,500          .30
 8.75% 2009                                                                                350          322
Exodus Communications, Inc. 11.625% 2010 (2)                                             1,500        1,508          .25
Stericycle, Inc., Series B, 12.375% 2009                                                 1,000        1,020          .17
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                    650          598          .10
Safety-Kleen Services, Inc. 9.25% 2008 (4)                                               1,750           70          .01


ENERGY SOURCES  -  2.86%
Pogo Producing Co.:
 8.75% 2007                                                                              2,500        2,375          .59
 10.375% 2009                                                                            1,250        1,281
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                                                    2,500        2,437          .55
 8.75% 2009                                                                              1,000          948
Clark Refining & Marketing, Inc.:
 8.625% 2008                                                                             1,750        1,418          .43
 8.375% 2007                                                                             1,550        1,228
AES Corp. 9.50% 2009                                                                     2,000        1,960          .32
Clark Oil & Refining Corp. 9.50% 2004                                                    2,125        1,894          .31
HS Resources, Inc. 9.25% 2006                                                            1,500        1,470          .24
Petrozuata Finance, Inc.: (2)
 Series B, 8.22% 2017                                                                    1,000          773          .24
 Series A, 7.63% 2009                                                                      800          674
Clark USA Inc. 10.875% 2005                                                              1,500          865          .14
Newfield Exploration Co., Series B, 7.45% 2007                                             250          229          .04


FOOD & HOUSEHOLD PRODUCTS - 2.80%
Fage Dairy Industry SA 9.00% 2007                                                       10,500        8,347         1.36
Home Products International, Inc. 9.625% 2008                                            6,500        5,395          .88
Salton/Maxim Housewares, Inc. 10.75% 2005                                                3,125        3,109          .51
DGS International Finance Co. 10.00% 2007 (2)                                            1,000          283          .05


MULTI-INDUSTRY - 2.40%
Graham Packaging Co.:
 8.75% 2008                                                                              5,000        4,350         1.34
 0%/10.75% 2009 (1)                                                                      6,500        3,835
Tekni-Plex, Inc. 12.75% 2010 (2)                                                         6,250        6,266         1.02
Reliance Industries Ltd. 10.50% 2046 (2)                                                   250          226          .04


ELECTRONIC COMPONENTS & INSTRUMENTS  -  2.35%
Fairchild Semiconductor Corp.:
 10.125% 2007                                                                            2,300        2,317          .75
 10.375% 2007                                                                            2,250        2,289
Flextronics International Ltd. 8.75% 2007                                                4,500        4,320          .70
Advanced Micro Devices, Inc. 11.00% 2003                                                 3,250        3,331          .54
SCG Holding Corp. 12.0% 2009                                                             1,250        1,338          .22
Micron Technology, Inc. 6.50% 2005 (2)                                                   1,000          832          .14


BANKING & FINANCIAL SERVICES - 2.05%
Advanta Corp.:
 Series D, 6.98% 2002                                                                    2,000        1,753          .81
 Series D, 6.925% 2002                                                                   2,000        1,752
 7.0925% 2001 (5)                                                                        1,000          949
 7.50% 2000                                                                                500          499
GS Escrow Corp.:
 7.125% 2005                                                                             3,500        3,170          .67
 7.39125% 2003 (5)                                                                       1,000          952
Providian Financial Corp. 9.525% 2027 (2)                                                3,500        2,746          .45
Komercni Finance BV 9.00%/10.75% 2008 (1) (2)                                              750          716          .12


MERCHANDISING  -  1.97%
J. C. Penney Co., Inc.:
 7.375% 2004                                                                             2,000        1,822          .87
 6.875% 2015                                                                             1,750        1,280
 7.65% 2016                                                                              1,400        1,099
 7.625% 2097                                                                             1,000          691
 7.375% 2008                                                                               500          424
Boyds Collection, Ltd. Series B, 9.00% 2008                                              3,137        2,729          .45
Kmart Corp., Series K-2, 9.78% 2020                                                      2,000        1,848          .30
DR Securitized Lease Trust, pass-through certificates,
 Series 1994 K-2, 9.35% 2019 (6)                                                         1,500        1,385          .22
Dillard's Inc:
 6.30% 2008                                                                                700          555          .13
 6.43% 2004                                                                                300          265


BEVERAGES & TOBACCO - 1.80%
Delta Beverage Group, Inc. 9.75% 2003                                                    6,200        5,859          .96
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                                                    3,750        3,675          .84
 8.75% 2003                                                                              1,500        1,474


MISCELLANEOUS MATERIALS & COMMODITIES - 1.18%
Printpack, Inc. 10.625% 2006                                                             4,258        4,088          .67
Anchor Glass Container Corp. 11.25% 2005                                                 4,000        3,120          .51


METALS:  NONFERROUS - 0.73%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                             2,350        2,156          .35
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                           2,400        1,617          .26
Doe Run Resources Corp., 11.25% 2005                                                     1,750          700          .12


HEALTH CARE PROVIDERS & SERVICES  -  0.67%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                 2,750        2,496          .41
Paracelsus Healthcare Corp. 10.00% 2006 (4)                                              5,000        1,200          .20
Integrated Health Services, Inc.: (3) (4)
 Series A, 9.25% 2008                                                                    9,250           93          .03
 Series A, 9.50% 2007                                                                    5,325           53
 10.25% 2006                                                                             5,000           50
Sun Healthcare Group, Inc.: (3) (4)
 9.375% 2008 (2)                                                                         8,000           80          .02
 Series B, 9.50% 2007                                                                    2,925           29
Mariner Health Group, Inc. 9.50% 2006 (3) (4)                                            8,100           81          .01


ELECTRICAL AND ELECTRONICS - 0.52%
Zilog, Inc. 9.50% 2005                                                                   3,700        3,201          .52

TRANSPORTATION  -  0.49%
Eletson Holdings Inc. 9.25% 2003                                                         1,750        1,654          .27
USAir, Inc., pass-through trust,                                                         1,500        1,335          .22
 Series 1993-A3, 10.375% 2013 (6)


COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) (6) -  0.21%
Chase Commercial Mortgage Securities Corp.,                                              1,522        1,311          .21
 Series 1998-2, Class E, 6.39% 2030 (6)


TEXTILES & APPAREL  - 0.20%
WestPoint Stevens Inc. 7.875% 2005                                                       1,500        1,253          .20


ENERGY EQUIPMENT & SERVICES - 0.12%
McDermott Inc. 9.375% 2002                                                               1,000          750          .12


REAL ESTATE INVESTMENT TRUST  -  0.11%
FelCor Suites LP 7.375% 2004                                                               750          681          .11


INDUSTRIAL COMPONENTS - 0.05%
Key Plastics Holdings, Inc. 10.25% 2007 (4)                                              3,000          270          .04
BREED Technologies, Inc. 9.25% 2008  (3) (4)                                             7,375           74          .01


Non - U.S. Governments & Governmental Authorities  -  1.58%
United Mexican States Government Eurobonds:
   Global, 11.375% 2016                                                                  2,250        2,576          .52
   Global, 11.50% 2026                                                                     500          603
Panama (Republic of):
 Interest Reduction Bond, 3.75% 2014 (2) (5)                                             3,000        2,400          .43
 8.875% 2027                                                                               250          211
Argentina (Republic of):
 11.75% 2009                                                                               830          774          .38
 11.00% 2006                                                                               725          683
 12.00% 2020                                                                               725          678
 11.375% 2017                                                                              250          224
Brazil (Federal Republic of), 14.50% 2009                                                  500          535          .09
Philippines (Republic of) 9.875% 2019                                                      500          410          .07
Bulgaria (Republic of), Front-Loaded                                                       445          329          .05
 Interest Reduction Bond, 2.75% 2012
Turkey (Republic of) 12.375% 2009                                                          250          266          .04
TOTAL BONDS & NOTES (cost: $579,261,000)                                                            484,673        79.08




STOCKS (common and preferred)
                                                                                    Number of
                                                                                    Shares or
                                                                                    Principal       Market
                                                                                       Amount        Value   Percent of
WIRELESS TELECOMMUNICATION SERVICES  -  5.59%                                           (000)        (000)   Net Assets
Nextel Communications, Inc.: (7) (8)
 Series E, 11.125% exchangeable preferred, redeemable 2010                              14,314      $13,884         2.66
 Series D, 13.00% exchangeable preferred, redeemable 2009                                2,275        2,434
Dobson Communications Corp.: (7) (8)
 12.25% exchangeable preferred, redeemable 2008                                          4,954        4,979         1.49
 12.25% senior exchangeable preferred, redeemable 2008                                   4,116        4,136
Crown Castle International Corp. 12.75%                                                  7,845        7,923         1.29
 preferred 2010 (7) (8)
Omnipoint Corp. 7.00% convertible preferred                                              4,000          672          .14
(merged with Voicestream Wireless Corp.)
VoiceStream Wireless Corp. (8)                                                           1,453          169
Teletrac, Inc. (2) (3) (8)                                                             316,366           47          .01
Teletrac Holdings, Inc. Class A, warrants,                                             116,490           12
 expire 2004 (3) (8)
McCaw International, Ltd. (owned by
 NEXTEL Communications, Inc.)
 warrants, expire 2007 (2) (3) (8)                                                       2,500            6          .00
Comunicacion Celular SA, Class B,                                                        5,000            1          .00
 warrants, expire 2003 (Colombia) (2) (3) (8)

BROADCASTING & PUBLISHING  -  2.38%
Cumulus Media Inc. 13.75% preferred 2009 (7)                                             4,259        3,471          .57
Adelphia Communications Corp., Series B, 13.00% 2009                                    30,000        3,030          .49
ACME Communications, Inc. (8)                                                          106,579        1,945          .32
Clear Channel Communications, Inc. (8)                                                  25,506        1,913          .31
Price Communications Corp. (8)                                                          78,238        1,843          .30
Citadel Broadcasting Co. 13.25% (7)                                                     10,268        1,063          .17
Radio One, Inc. Class D (8)                                                             34,000          750          .20
Radio One, Inc., Class A  (8)                                                           17,000          503
NTL Inc., warrants, expire 2008                                                          1,425           98          .02
 (United Kingdom - Incorporated in USA) (2) (3) (8)
TVN Entertainment Corp., warrants, expire 2008 (2) (3) (8)                               2,000           -           .00


BANKING & FINANCIAL SERVICES  -  1.95%
Fuji JGB Investment LLC, Series A, 9.87%                                                $8,250        7,966         1.30
 noncumulative preferred (2)
Chevy Chase Preferred Capital Corp. 10.375%                                             38,200        1,948          .32
First Republic Capital Corp. 10.50% preferred (2)                                        2,000        1,770          .29
Wilshire Financial Services Group, Inc.                                                155,212          233          .04


BUSINESS SERVICES  -  0.54%
Earthwatch Inc.:(2) (3) (7) (8)
 Series B, 7.00% convertible preferred 2009                                            869,976        3,000          .54
 Series C, 8.50% convertible preferred 2009                                            170,534          293


MULTI-INDUSTRY  -  0.51%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
 perpetual capital securities (Hong Kong) (2)                                          160,000        3,120          .51


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.32%
IXC Communications, Inc. (8)                                                             1,644        1,628          .27
Viatel, Inc. (8)                                                                        11,371          325          .05
KMC Telecom Holdings Inc., warrants, expire 2008 (2) (8)                                 9,500           12          .00


INDUSTRIAL COMPONENTS  -  0.09%
Federal-Mogul Corp. 7.00% convertible preferred 2027                                    25,000          550          .09


APPLIANCES & HOUSEHOLD DURABLES  -  0.00%
Protection One Alarm Monitoring, Inc.,                                                   6,400            3          .00
 warrants, expire 2005 (2) (3) (8)


RECREATION & OTHER CONSUMER PRODUCTS  -  0.00%
V2 Music Holdings PLC, warrants,                                                         7,900           -           .00
 expire 2008,  (United Kingdom) (2) (3) (8)


TEXTILES & APPAREL  -  0.00%
Tultex Corp., warrants, expire 2007 (3) (8)                                            203,005           -           .00


MISCELLANEOUS  -  0.56%
Other Stocks in initial period of acquisition                                                         3,441          .56
TOTAL STOCKS (cost: $64,989,000)                                                                     73,168        11.94





CONVERTIBLE DEBENTURES
                                                                                    Principal       Market
                                                                                       Amount        Value   Percent of
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.42%                                        (000)        (000)   Net Assets
Versatel Telecom International NV 4.00% 2005 (2)                                        $2,850       $2,586          .42


WHOLESALE & INTERNATIONAL TRADE  -  0.36%
Ingram Micro Inc. 0% 2018                                                                5,905        2,214          .36


ELECTRONIC COMPONENTS & INSTRUMENTS -  0.35%
Adaptec, Inc. 4.75% 2004                                                                 2,500        2,125          .35


MERCHANDISING  -  0.25%
Sunglass Hut International, Inc. 5.25% 2003                                              2,125        1,530          .25


HEALTH CARE PROVIDERS & SERVICES  -  0.17%
Omnicare, Inc. 5.00% 2007 (2)                                                            1,500        1,021          .17
Integrated Health Services, Inc. 5.75% 2001 (3) (4)                                      3,500           -           .00


WIRELESS TELECOMMUNICATION SERVICES  -  0.14%
Piltel International Holding Corp. 1.75% 2006                                            1,875          881          .14
TOTAL CONVERTIBLE DEBENTURES (cost: $14,915,000)                                                     10,357         1.69
TOTAL EQUITY SECURITIES (cost: $79,904,000)                                                          83,525        13.63



                                                                                                ----------   ----------




                                                                                    Principal       Market      Percent
                                                                                       Amount        Value       of Net
Short-Term Securities                                                                    (000)        (000)      Assets


Corporate Short-Term Notes - 6.28%
General Motors Acceptance Corp. 6.56% due 7/14/00                                      $11,000      $10,972         1.79
Colgate-Palmolive Co. 6.50% due 7/17/00 (2)                                              9,000        8,972         1.46
Park Avenue Receivables Corp. 6.53%-6.75% due 7/6-7/7/00 (2)                             8,210        8,200         1.34
Estee Lauder Companies Inc. 6.52%-6.60% due 7/27-7/31/00 (2)                             6,700        6,664         1.09
General Electric Capital Corp. 6.95% due 7/3/00                                          3,700        3,698          .60
Total Short Term Securities   (cost: $38,506,000)                                                    38,506         6.28
Total Investment Securities   (cost:$697,671,000)                                                   606,704        98.99
Excess of cash and receivables over payables                                                          6,158         1.01
NET ASSETS                                                                                         $612,862     100.00%


1-- Step bond; coupon rate will increase at a later date.
2-- Purchased in a private placement transaction;
 resale to the public may require registration
      or sale only to qualified institutional buyers.
3-- Valued under procedures established
 by the Board of Trustees.
4--Company not making interest payments,
 bankruptcy proceedings pending.
5-- Coupon rate may change periodically.
6--Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
     Therefore, the effective maturity is
 shorter than the stated maturity.
7-- Payment in kind.  The issuer has the
 option of paying additional securities in lieu of cash.
8-- Non-income-producing security.

U.S. Government Guaranteed/ AAA-Rated Securitites Fund
INVESTMENT PORTFOLIO, June 30, 2000                                                                              (Unaudited)

Private Mortgage & Asset-Backed Securities                                      33.51%
Federal Agency Mortgage-Related Securities                                      33.06%
U.S. Treasury Obligations                                                       17.72%
Other Federal Obligations                                                        5.41%
Other Bonds                                                                      1.45%
Cash & Equivalents                                                               8.85%

                                                                             Principal    Market  Percent
                                                                                Amount     Value   of Net
BONDS AND NOTES                                                                   (000)     (000)  Assets

FEDERAL AGENCY OBLIGATIONS: MORTGAGE PASS-
THROUGHS (1) - 29.90%
Government National Mortgage Assn.:
 8.00% 2023-2030                                                                $39,996   $40,421
 7.00% 2023-2029                                                                 16,644    16,187
 7.50% 2022-2029                                                                  7,489     7,443
 6.00% 2029                                                                       6,777     6,241
 8.50% 2021-2023                                                                  4,269     4,383
 9.50% 2019-2021                                                                  2,217     2,331
 6.50% 2029                                                                       1,926     1,828
 10.00% 2019                                                                      1,228     1,304
 9.00% 2009-2016                                                                    588       614
 10.50% 2019                                                                         59        64  19.44%
Fannie Mae:
 6.50% 2013-2028                                                                  6,777     6,478
 6.00% 2013-2029                                                                  4,353     4,059
 7.00% 2026-2028                                                                  3,969     3,849
 8.50% 2027-2030                                                                  3,778     3,848
 7.50% 2039                                                                       3,711     3,626
 8.00% 2024                                                                       3,473     3,506
 13.00% 2015                                                                      1,631     1,852
 12.00% 2015-2019                                                                 1,545     1,714
 10.00% 2018                                                                      1,613     1,705
 9.00% 2011-2025                                                                  1,007     1,037     7.62
Freddie Mac:
 7.00% 2008-2015                                                                  2,797     2,754
 6.00% 2014-2029                                                                  2,596     2,401
 8.25% 2008-2009                                                                  1,900     1,920
 8.50% 2018-2027                                                                    970       989
 8.00% 2012                                                                         957       967
 11.00% 2018                                                                        429       465
 9.50% 2016                                                                          89        93
 12.00% 2016                                                                          1         1     2.31
 Gold 9.00% 2022-2028                                                             2,155     2,219     0.53

COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) (1) - 20.95%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                           7,500     7,070
 Series 1998-HF2, Class A-1, 6.01% 2030                                           3,571     3,403
 Series 1999-FNV1, Class A-2, 6.53% 2031                                          3,000     2,820
 Series 1998-WF2, Class A-1, 6.34% 2030                                           2,611     2,527
 Series 1998-WF1, Class A-1, 6.25% 2030                                           1,856     1,797     4.24
GE Capital Mortgage Services, Inc., Series                                        8,000     7,350     1.77
 1994-15, Class A-10, 6.00% 2009
Deutsche Mortgage & Asset Receiving Corp.,                                        6,449     6,200     1.49
 Series 1998-C1, Class A-1,  6.22% 2007
Ocwen Residential MBS Corp., Series 1998-R1,                                      8,005     6,084     1.46
 Class AWC, 4.857% 2040 (2)(3)
Security National Mortgage Loan Trust, Class A-2:(2)
 Series 1999-1, 8.353% 2030                                                       5,000     4,864
 Series 2000-1, 8.75% 2024                                                        1,100     1,089     1.43
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                            3,128     2,953
 Series 1995-C3, Class A-2, 6.827% 2025 (3)                                       1,500     1,480
 Series 1995-C3, Class A-3, 7.067% 2025 (3)                                       1,500     1,475     1.42
Mortgage Capital Funding, Inc., Series                                            5,530     5,360     1.29
 1998-MC1, Class A-1, 6.42% 2030
Structured Asset Securities Corp., Class A:(2) (3)
 Series 1998-RF2, 8.542% 2027                                                     2,577     2,624
 Series 1998-RF1, 8.669% 2027                                                     2,406     2,457     1.22
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2008                                             3,000     2,806
 Series 1998-1, Class A-1, 6.34% 2030                                             1,378     1,336     1.00
Nomura Asset Securities Corp., Series                                             4,169     4,024      .97
1998-D6, Class A-A1, 6.28% 2030
J.P. Morgan Commercial Mortgage Finance Corp.,                                    3,000     2,978      .71
 Series 1995-C1, Class A-2, 7.44% 2010 (3)
CS First Boston Mortgage Securities Corp.,                                        2,587     2,486      .60
Series 1998-C1, Class A-1A, 6.26% 2040
Nationsbanc Montgomery Funding Corp.,                                             2,538     2,400      .58
Series 1998-5, Class A-1, 6.00% 2013
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2015                                                       1,256     1,197
 Series 1998-C1, 6.23% 2007                                                         762       735      .46
Freddie Mac Loan Receivables Trust, Series 1998-A,                                2,000     1,852      .44
 Class A-3, 6.69% 2020 (2)
First Nationwide Trust, Series 1999-2,                                            1,970     1,826      .44
Class 1PP-A-1, 6.50% 2029
LB Commericial Conduit Mortgage Trust, Series 1998-C1,                            1,627     1,587      .38
 Class A-1, 6.33% 2030
GMAC Commercial Mortgage Securities, Inc.,                                        1,500     1,453      .35
Series 1997-C1, Class A-3, 6.869% 2007
DLJ Commercial Mortgage Corp., Series 1998-CF2,                                   1,250     1,154      .28
Class A-1B, 6.24% 2031
Norwest Asset Securities Corp., Series 1998-31,                                   1,082     1,031      .25
 Class A-1, 6.25% 2014
Ryland Acceptance Corp., Series 88, Class E, 7.95% 2019                             708       709      .17

U.S. TREASURY OBLIGATIONS  -  17.72%
 8.875% 2017-2019                                                                32,110    40,948
 10.375% 2009                                                                    10,750    12,310
 5.25% 2029                                                                       6,125     5,436
 7.875% 2021                                                                      3,500     4,165
 7.125% 2023                                                                      3,425     3,807
 5.50% 2009                                                                       2,900     2,775
 8.75% 2017                                                                       1,400     1,763    17.12
 Strip Principal 0% 2015-2027                                                     8,080     2,482     0.60

ASSET BACKED OBLIGATIONS (1)  -  12.56%
NPF, Inc., Class A:(2)
 XII, Series 1999-2, 7.05% 2003                                                  11,875    11,727
 VI, Series 1999-1, 6.25% 2003                                                    1,000       975     3.05
Green Tree Financial Corp.:
 Series 1996-7, Class A-6, 7.65% 2027                                             3,000     2,907
 Series 1996-10, Class A-5, 6.83% 2028                                            2,500     2,443
 Series 1997-6, Class A-6, 6.90% 2029                                             2,500     2,430
 Series 1999-2, Class A-2, 5.84% 2030                                             2,500     2,420
 Series 1997-6, Class A-7, 7.14% 2029                                             2,500     2,402     3.03
Puerto Rico Public Financing Corp., Series 1991-1,                                4,667     4,389     1.06
 Class A, AMBAC Insured, 6.15% 2008
Chase Credit Card Master Trust, Series 1997-5,                                    4,000     3,901      .94
Class A, 6.194% 2005
Green Tree Recreational, Equipment & Consumer                                     3,000     2,944      .71
Trust, Series 1999-A, Class A-6, 6.84% 2010
Triad Auto Receivables Owner Trust,                                               3,000     2,934      .71
Series 1999-1, Class A-2, FSA Insured, 6.09% 2005
ComEd Transitional Funding Trust, Series 1998-1:
 Class A-5, 5.44% 2007                                                            1,600     1,502
 Class A-7, 5.74% 2010                                                            1,500     1,347      .68
PP&L Transition Bond Co. LLC, Series 1999-1,                                      2,750     2,727      .66
Class A-8, 7.15% 2009
Conseco Finance Home Equity Loan Trust,                                           2,000     1,990      .48
Series 2000-B, Class AF-6, 7.80% 2020
PECO Energy Transition Trust, Series 1999-A,                                      2,000     1,845      .44
 Class A-7, 6.13% 2009
Citibank Credit Card Master Trust I, Series                                       1,800     1,693      .41
1998-9, Class A, 5.30% 2006
Illinois Power Special Purpose Trust, transitional
 funding trust notes, Series 1998-1,
 Class A-7, 5.65% 2010                                                            1,835     1,631      .39

FEDERAL AGENCY OBLIGATIONS: OTHER  -  5.41%
Fannie Mae:
 6.00% 2008                                                                       8,100     7,554
 6.625% 2009                                                                      4,200     4,058
 6.25% 2029                                                                       1,450     1,304     3.11
Freddie Mac:
 5.125% 2008                                                                      5,000     4,376
 5.75% 2008                                                                       2,500     2,295     1.61
Tennessee Valley Authority, Series G, 5.375% 2008                                 3,250     2,887      .69

COLLATERALIZED MORTGAGE OBLIGATIONS
 (FEDERAL AGENCIES) (1)  -  3.16%
Freddie Mac:
 Series 1567, Class A, 5.174% 2023 (3)                                            6,183     6,015
 Series 1507, Class JZ, 7.00% 2023                                                  656       608
 Series 83-B, Class B-3, 12.50% 2013                                                173       185     1.64
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                             6,068     5,396
 Series 1998-M6, Class A-2, 6.32% 2008                                            1,000       933     1.52

DEVELOPMENTAL AUTHORITIES  -  1.21%
Inter-American Development Bank 8.875% 2009                                       4,510     5,036     1.21

NON-U.S. GOVERNMENTAL AUTHORITIES  -  0.24%
KfW International Finance Inc. 7.625% 2004                                        1,000     1,018      .24
TOTAL BONDS & NOTES (cost: $387,782,000)                                                  378,984    91.15


SHORT-TERM SECURITIES

CORPORATE SHORT-TERM NOTES - 6.96%

Motiva Enterprises LLC 6.54% due 7/5/00                                           7,400     7,393     1.78
AT&T Corp. 6.56% due 7/10/00                                                      7,000     6,987     1.68
Park Avenue Receivables Corp. 6.62% due 7/25/00 (2)                               7,000     6,968     1.67
Baltimore Gas and Electric Co. 6.50% due 7/14/00                                  4,200     4,190     1.01
General Electric Capital Corp. 6.95% due 7/3/00                                   3,400     3,398      .82

FEDERAL AGENCY DISCOUNT NOTES - 1.62%

Fannie Mae 6.30% due 7/27/00                                                      6,770     6,737     1.62
TOTAL SHORT-TERM SECURITIES (cost: $35,674,000)                                            35,673     8.58
TOTAL INVESTMENT SECURITIES (cost: $423,456,000)                                          414,657    99.73
Excess of cash and receivables over payables                                                1,122      .27
NET ASSETS                                                                               $415,779 100.00%


1 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than
 the stated maturity.
2 Purchased in a private placement transaction;
 resale to the public may require
 registration or sale only to qualified
 institutional buyers.
3 Coupon rate may change periodically.

See Notes to Financial Statements

Cash Management Fund
Investments in short-term securities

INVESTMENT PORTFOLIO


SHORT-TERM SECURITIES                                                                                 June 30,
                                                                                                          2000
                                                                             Principal    Market
                                                                                 Amount     Value   Percent of
CORPORATE SHORT-TERM NOTES  -  73.27%                                             (000)     (000)   Net Assets
Associates First Capital Corp. 6.85% due 7/3/00                                   $9,700    $9,694       3.45%
SBC Communications Inc. 6.55% due 8/17/00 (1)                                      9,700     9,615         3.42
Pfizer Inc 6.49% due 7/11/00 (1)                                                   8,900     8,882         3.16
Duke Energy Corp. 6.51%-6.53% due 7/10-8/7/00                                      8,600     8,559         3.04
Corporate Asset Funding Co. Inc. 6.53% due 7/25/00 (1)                             8,500     8,461         3.01
Coca-Cola Co. 6.52% due 7/13/00                                                    8,000     7,981         2.84
Motiva Enterprises LLC  6.52% due 7/21/00                                          8,000     7,970         2.83
Golden Peanut Co. 6.53% due 8/3/00                                                 7,500     7,454         2.65
Bestfoods 6.50% due 7/18/00 (1)                                                    7,000     6,977         2.48
American Express Credit Corp. 6.51% due 7/26/00                                    7,000     6,967         2.48
Campbell Soup Co. 6.51% due 7/26/00                                                7,000     6,967         2.48
Gillette Co. 6.52% due 7/28/00 (1)                                                 7,000     6,965         2.48
PepsiCo, Inc. 6.50% due 7/27/00                                                    6,700     6,667         2.37
Alcoa Inc. 6.52%-6.57% due 7/20-7/26/00                                            6,600     6,573         2.34
H.J. Heinz Co. 6.53%-6.55% due 7/20-8/2/00                                         6,200     6,171         2.19
Minnesota Mining and Manufacturing Co. 6.55% due 7/13/00                           6,000     5,986         2.13
AT&T Corp. 6.60% due 7/24/00                                                       6,000     5,974         2.12
Gannett Co., Inc.:
!6.50% due 7/27/00                                                                 3,400     3,383         2.05
!6.50% due 7/6/00 (1)                                                              2,400     2,397
Wal-Mart Stores, Inc. 6.51% due 7/25/00 (1)                                        5,700     5,674         2.02
BellSouth Telecommunications, Inc. 6.53% due 8/4/00                                5,350     5,316         1.89
CIT Group, Inc. 6.57% due 8/9/00                                                   5,100     5,063         1.80
Kellogg Co. 6.52% due 7/12/00                                                      5,000     4,989         1.77
Estee Lauder Companies Inc. 6.54% due 7/28/00 (1)                                  5,000     4,975         1.77
Motorola Credit Corp. 6.51% due 7/31/00                                            5,000     4,972         1.77
Pharmacia Corp. 6.55% due 8/7/00                                                   5,000     4,965         1.77
USAA Capital Corp. 6.52% due 8/3/00                                                4,480     4,452         1.58
Kimberly-Clark Corp. 6.53% due 7/17-8/10/00 (1)                                    4,400     4,372         1.55
Park Avenue Receivables Corp. 6.54% due 7/11/00 (1)                                4,000     3,992         1.42
AIG Funding, Inc. 6.50% due 7/26/00                                                4,000     3,981         1.42
Household Finance Corp. 6.55% due 8/4/00                                           4,000     3,975         1.41
General Mills, Inc. 6.51% due 7/24/00                                              3,100     3,087         1.10
Sherwin-Williams Co. 6.55% due 7/10/00 (1)                                         3,000     2,995         1.06
Archer Daniels Midland Co. 6.56% due 7/19/00                                       3,000     2,990         1.06
Johnson & Johnson 6.51% due 7/31/00 (1)                                            2,964     2,947         1.05
Preferred Receivables Funding Corp.                                                2,200     2,190         0.78
 6.55%-6.58% due 7/19-7/26/00 (1)
A.I. Credit Corp. 6.54% due 7/31/00                                                1,500     1,492         0.53

FEDERAL AGENCY DISCOUNT NOTES  -  28.07%
Freddie Mac 6.38%-6.45% due 7/5-8/1/00                                            46,125    45,955        16.34
Federal Home Loan Banks 6.41%-6.42% due 7/14-8/11/00                              24,296    24,166         8.59
Fannie Mae 6.45%-6.49% due 8/1-8/17/00                                             8,900     8,837         3.14

CERTIFICATES OF DEPOSIT  -  1.78%
Wachovia Bank 6.59% due 7/21/00                                                    5,000     5,000         1.78
TOTAL INVESTMENT SECURITIES (cost: $290,028,000)                                           290,028       103.12
Excess of payables over cash & receivables                                                   8,782         3.12
NET ASSETS                                                                                $281,246     100.00%


(1)  Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.


See Notes to Financial Statements

American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at June 30, 2000  (Unaudited)
(dollars in thousands, except per-share
 data)


                                                            Global              Small
                                                            Growth        Capitalization        Growth
                                                             Fund                Fund             Fund

ASSETS:
Investment securities at market                                  $977,072          $500,507     $10,915,849
Cash                                                                    8                63              94
Receivables for-
 Sales of investments                                                 269               253             831
 Sales of fund's shares                                             2,215               320           3,697
 Dividends and interest                                               553               291           2,438

                                                                  980,117           501,434      10,922,909

LIABILITIES:
Payables for-
 Purchases of investments                                           3,458             4,288           4,843
 Repurchases of fund's shares                                           -               871           3,290
 Open forward currency
  contracts - net                                                       -                 -              -
 Management services                                                  517               324           3,172
 Distribution fees - Class 2                                          113                42             362
 Other expenses                                                        47                48             322

                                                                    4,135             5,573          11,989

NET ASSETS AT
 June 30, 2000
 (Total $27,889,939)                                             $975,982          $495,861     $10,910,920

Investment securities at cost                                    $762,336          $482,855      $6,367,045



Class 1 (unlimited shares authorized):
 Net assets (Total $22,412,619 )                                 $413,552          $285,626      $9,076,108
 Shares of beneficial interest
  outstanding                                                  19,075,887        16,334,124     111,829,468
 Net asset value per share                                         $21.68            $17.49          $81.16


Class 2 (unlimited shares authorized):
 Net assets (Total $5,477,320)                                   $562,430          $210,235      $1,834,812
 Shares of beneficial interest
  outstanding                                                  25,975,185        12,042,252      22,649,998
 Net asset value per share                                         $21.65            $17.46          $81.01



                                                                                 New             Growth
                                                     International              World            Income
                                                             Fund                Fund             Fund

ASSETS:
Investment securities at market                                $4,464,073          $139,886      $7,658,804
Cash                                                                  107                 1              98
Receivables for-
 Sales of investments                                                 628               327          79,799
 Sales of fund's shares                                             4,892               396           1,740
 Dividends and interest                                             5,804               465          10,818

                                                                4,475,504           141,075       7,751,259

LIABILITIES:
Payables for-
 Purchases of investments                                          16,100               138           6,450
 Repurchases of fund's shares                                       2,161                 -             960
 Open forward currency
  contracts - net                                                      -                 -               -
 Management services                                                1,948                95           2,185
 Distribution fees - Class 2                                          111                16             317
 Other expenses                                                       418                32             316

                                                                   20,738               281          10,228

NET ASSETS AT
 June 30, 2000
 (Total $27,889,939)                                           $4,454,766          $140,794      $7,741,031

Investment securities at cost                                  $2,651,529          $137,688      $7,136,938



Class 1 (unlimited shares authorized):
 Net assets (Total $22,412,619 )                               $3,899,544           $57,801      $6,202,969
 Shares of beneficial interest
  outstanding                                                 148,100,542         5,003,816     185,668,348
 Net asset value per share                                         $26.33            $11.55          $33.41


Class 2 (unlimited shares authorized):
 Net assets (Total $5,477,320)                                   $555,222           $82,993      $1,538,062
 Shares of beneficial interest
  outstanding                                                  21,113,354         7,194,188      46,099,269
 Net asset value per share                                         $26.30            $11.54          $33.36



                                                             Asset                          High-Yield
                                                          Allocation             Bond             Bond
                                                             Fund                Fund             Fund

ASSETS:
Investment securities at market                                $1,587,485          $262,020        $606,704
Cash                                                                   34                 7               6
Receivables for-
 Sales of investments                                               3,661               652           1,206
 Sales of fund's shares                                                -                 77              48
 Dividends and interest                                             8,948             3,464           8,490

                                                                1,600,128           266,220         616,454

LIABILITIES:
Payables for-
 Purchases of investments                                           2,792               500           2,247
 Repurchases of fund's shares                                       1,279                13             879
 Open forward currency
  contracts - net                                                      39                 -              49
 Management services                                                  581               109             253
 Distribution fees - Class 2                                           79                23              22
 Other expenses                                                       189                46             142

                                                                    4,959               691           3,592

NET ASSETS AT
 June 30, 2000
 (Total $27,889,939)                                           $1,595,169          $265,529        $612,862

Investment securities at cost                                  $1,424,655          $279,456        $697,671



Class 1 (unlimited shares authorized):
 Net assets (Total $22,412,619 )                               $1,215,161          $151,999        $504,854
 Shares of beneficial interest
  outstanding                                                  81,345,957        15,447,899      39,953,203
 Net asset value per share                                         $14.94             $9.84          $12.64


Class 2 (unlimited shares authorized):
 Net assets (Total $5,477,320)                                   $380,008          $113,530        $108,008
 Shares of beneficial interest
  outstanding                                                  25,471,137        11,552,652       8,558,678
 Net asset value per share                                         $14.92             $9.83          $12.62


                                                       U.S. Government/
                                                           AAA-Rated             Cash
                                                          Securities          Management
                                                             Fund                Fund

ASSETS:
Investment securities at market                                  $414,657          $290,028
Cash                                                                   71               102
Receivables for-
 Sales of investments                                                  47                 -
 Sales of fund's shares                                                 8                 -
 Dividends and interest                                             3,458                34

                                                                  418,241           290,164

LIABILITIES:
Payables for-
 Purchases of investments                                           2,200                 -
 Repurchases of fund's shares                                          50             8,789
 Open forward currency
  contracts - net                                                      -                  -
 Management services                                                  174               106
 Distribution fees - Class 2                                           10                 9
 Other expenses                                                        28                14

                                                                    2,462             8,918

NET ASSETS AT
 June 30, 2000
 (Total $27,889,939)                                             $415,779          $281,246

Investment securities at cost                                    $423,456          $290,028



Class 1 (unlimited shares authorized):
 Net assets (Total $22,412,619 )                                 $365,736          $239,269
 Shares of beneficial interest
  outstanding                                                  33,565,259        21,180,022
 Net asset value per share                                         $10.90            $11.30


Class 2 (unlimited shares authorized):
 Net assets (Total $5,477,320)                                    $50,043           $41,977
 Shares of beneficial interest
  outstanding                                                   4,598,264         3,720,510
 Net asset value per share                                         $10.88            $11.28


See Notes to Financial Statements

American Funds Insurance Series
FINANCIAL STATEMENTS
Statement of Operations
for the six months ended June 30, 2000
(Unaudited)
(dollars in thousands)


                                                                               Global
                                                           Global              Small
                                                           Growth        Capitalization         Growth
                                                            Fund                Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                      $  2,803          $  1,232     $     15,076
 Interest                                                          4,090             2,108           22,956
                                                                   6,893             3,340           38,032

Expenses:
 Management services fee                                           2,932             1,824           18,519
 Distribution fees - Class 2                                         619               219            1,866
 Reports to shareholders                                              22                11              255
 Registration statement and
  prospectus                                                          17                 8              199
 Postage, stationery and
  supplies                                                             9                 5              104
 Trustees' fees                                                        5                 3               61
 Auditing and legal fees                                               2                 1               22
 Custodian fee                                                       116                70              277
 Taxes other than federal
  income tax                                                          10                 4              117
 Other expenses                                                        6                 8               37
                                                                   3,738             2,153           21,457
 Net investment income                                             3,155             1,187           16,575

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              54,277            45,015        1,251,334

Net change in unrealized appreciation
 (depreciation) on investments                                   (49,957)          (60,688)         200,406
Net change in unrealized depreciation
 on open forward currency contracts                                    -                 -                -
Net unrealized appreciation
 (depreciation)                                                  (49,957)          (60,688)         200,406

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                    4,320           (15,673)       1,451,740

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $  7,475          $(14,486)      $1,468,315


                                                                                New             Growth-
                                                        International          World            Income
                                                            Fund                Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                      $ 20,549         $     635         $ 63,309
 Interest                                                          7,940             1,282           32,539
                                                                  28,489             1,917           95,848

Expenses:
 Management services fee                                          12,283               512           12,997
 Distribution fees - Class 2                                         608                78            1,693
 Reports to shareholders                                             122                 3              179
 Registration statement and
  prospectus                                                          95                 3              152
 Postage, stationery and
  supplies                                                            45                 1               67
 Trustees' fees                                                       26                 1               47
 Auditing and legal fees                                              10                 -               15
 Custodian fee                                                       921                26               77
 Taxes other than federal
  income tax                                                          56                 5               93
 Other expenses                                                       31                 -               35
                                                                  14,197               629           15,355
 Net investment income                                            14,292             1,288           80,493

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                             385,403             3,866          707,915

Net change in unrealized appreciation
 (depreciation) on investments                                  (398,011)           (8,970)        (591,506)
Net change in unrealized depreciation
 on open forward currency contracts                                    -                 -                -
Net unrealized appreciation
 (depreciation)                                                 (398,011)           (8,970)        (591,506)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                  (12,608)           (5,104)         116,409

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $  1,684           $(3,816)        $196,902


                                                            Asset                             High-Yield
                                                         Allocation             Bond             Bond
                                                            Fund                Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                       $10,078          $    154         $    580
 Interest                                                         23,851            10,333           31,078
                                                                  33,929            10,487           31,658

Expenses:
 Management services fee                                           3,516               648            1,600
 Distribution fees - Class 2                                         441               123              129
 Reports to shareholders                                              38                 6               16
 Registration statement and
  prospectus                                                          33                 5               13
 Postage, stationery and
  supplies                                                            16                 2                6
 Trustees' fees                                                       10                 1                4
 Auditing and legal fees                                               3                 1                1
 Custodian fee                                                        20                 6               11
 Taxes other than federal
  income tax                                                          19                 3                8
 Other expenses                                                        8                 1                4
                                                                   4,104               796            1,792
 Net investment income                                            29,825             9,691           29,866

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              52,960              (192)           6,385

Net change in unrealized appreciation
 (depreciation) on investments                                   (94,170)           (5,349)         (36,885)
Net change in unrealized depreciation
 on open forward currency contracts                                  (39)                -             (221)
Net unrealized appreciation
 (depreciation)                                                  (94,209)           (5,349)         (37,106)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                  (41,249)           (5,541)         (30,721)

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $(11,424)         $  4,150        $    (855)

                                                    U.S. Government/
                                                          AAA-Rated             Cash
                                                         Securities          Management
                                                            Fund                Fund

INVESTMENT INCOME:
Income:
 Dividends                                                            -                  -
 Interest                                                        $14,920            $9,029
                                                                  14,920             9,029

Expenses:
 Management services fee                                           1,093               666
 Distribution fees - Class 2                                          59                52
 Reports to shareholders                                              11                 7
 Registration statement and
  prospectus                                                           9                 6
 Postage, stationery and
  supplies                                                             4                 3
 Trustees' fees                                                        2                 2
 Auditing and legal fees                                               1                 1
 Custodian fee                                                         4                 3
 Taxes other than federal
  income tax                                                           5                 4
 Other expenses                                                        3                 1
                                                                   1,191               745
 Net investment income                                            13,729             8,284

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              (5,249)                -

Net change in unrealized appreciation
 (depreciation) on investments                                     6,841                 1
Net change in unrealized depreciation
 on open forward currency contracts                                    -                 -
Net unrealized appreciation
 (depreciation)                                                    6,841                 1

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                    1,592                 1

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $15,321            $8,285


See Notes to Financial Statements

American Funds Insurance Series
FINANCIAL STATEMENTS
Statement of Changes in Net Assets
(dollars in thousands)

                                                                                           Global
                                                                                           Growth
                                                                                             Fund
                                                                                              Six
                                                                                           months         Period            Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                             $  3,155        $    349        $  3,449
Net realized gain (loss) on investments                                                    54,277           7,977          28,893
Net unrealized appreciation (depreciation)
on investments                                                                            (49,957)        102,879         136,393
Net increase (decrease) in net assets
resulting from operations                                                                   7,475         111,205         168,735
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                      (257)         (1,567)         (1,453)
Class 2                                                                                      (224)         (1,702)           (983)
Total dividends from net investment income                                                   (481)         (3,269)         (2,436)
Distributions from net realized gain on
investments:
Class 1                                                                                    (3,671)        (13,131)         (4,603)
Class 2                                                                                    (4,483)        (15,714)         (4,305)
Total distributions from net realized gain on
investments                                                                                (8,154)        (28,845)         (8,908)
Total dividends and distributions                                                          (8,635)        (32,114)        (11,344)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                  93,434           5,394          67,540
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              3,929          14,698           6,056
Cost of shares repurchased                                                                (10,885)         (1,060)        (10,585)
Net increase (decrease) from Class 1 transactions                                          86,478          19,032          63,011
Class 2:
Proceeds from shares sold                                                                 171,765          23,049         108,096
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              4,706          17,416           5,288
Cost of shares repurchased                                                                (11,834)            (78)         (1,571)
Net increase (decrease) from Class 2 transactions                                         164,637          40,387         111,813
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                              251,115          59,419         174,824
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   249,955         138,510         332,215

NET ASSETS:
Beginning of period                                                                       726,027         587,517         255,302
End of period                                                                            $975,982        $726,027        $587,517
Undistributed net investment income (distributions
in excess of net income)                                                                     $922         $(1,752)         $1,343
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                             4,140,284         267,792       4,441,849
Shares issued on reinvestment of dividends
and distributions                                                                         167,091         741,190         444,162
Shares repurchased                                                                       (505,650)        (51,502)       (681,311)
Net increase (decrease) in shares outstanding                                           3,801,725         957,480       4,204,700
Class 2:
Shares sold                                                                             7,697,439       1,134,476       6,844,522
Shares issued on reinvestment of dividends
and distributions                                                                         200,285         878,682         390,215
Shares repurchased                                                                       (557,660)         (3,768)       (105,965)
Net increase (decrease) in shares outstanding                                           7,340,064       2,009,390       7,128,772



                                                                                           Global
                                                                                            Small
                                                                                   Capitalization
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                             $  1,187         $   (20)        $   588
Net realized gain (loss) on investments                                                    45,015           8,252          24,832
Net unrealized appreciation (depreciation)
on investments                                                                            (60,688)         20,900          61,148
Net increase (decrease) in net assets
resulting from operations                                                                 (14,486)         29,132          86,568
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                      (740)           (109)           (520)
Class 2                                                                                      (417)              -            (167)
Total dividends from net investment income                                                 (1,157)           (109)           (687)
Distributions from net realized gain on
investments:
Class 1                                                                                    (5,149)        (15,436)           (842)
Class 2                                                                                    (3,034)         (9,376)           (273)
Total distributions from net realized gain on
investments                                                                                (8,183)        (24,812)         (1,115)
Total dividends and distributions                                                          (9,340)        (24,921)         (1,802)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                 138,376          11,812          63,699
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              5,889          15,545           1,362
Cost of shares repurchased                                                                (22,319)         (2,213)        (27,291)
Net increase (decrease) from Class 1 transactions                                         121,946          25,144          37,770
Class 2:
Proceeds from shares sold                                                                 110,311          11,885          43,737
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              3,451           9,376             440
Cost of shares repurchased                                                                 (4,823)           (152)           (617)
Net increase (decrease) from Class 2 transactions                                         108,939          21,109          43,560
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                              230,885          46,253          81,330
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   207,059          50,464         166,096

NET ASSETS:
Beginning of period                                                                       288,802         238,338          72,242
End of period                                                                            $495,861        $288,802        $238,338
Undistributed net investment income (distributions
in excess of net income)                                                                      $(5)           $(35)            $92
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                             7,038,204         678,864       4,749,605
Shares issued on reinvestment of dividends
and distributions                                                                         285,017         940,440         129,600
Shares repurchased                                                                     (1,237,324)       (127,204)     (2,142,344)
Net increase (decrease) in shares outstanding                                           6,085,897       1,492,100       2,736,861
Class 2:
Shares sold                                                                             5,767,301         682,640       3,234,870
Shares issued on reinvestment of dividends
and distributions                                                                         167,221         567,537          41,588
Shares repurchased                                                                       (273,495)         (8,916)        (48,695)
Net increase (decrease) in shares outstanding                                           5,661,027       1,241,261       3,227,763




                                                                                           Growth
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                           $   16,575      $      613      $   11,534
Net realized gain (loss) on investments                                                 1,251,334          65,111       1,261,163
Net unrealized appreciation (depreciation)
on investments                                                                            200,406       1,119,232       1,604,675
Net increase (decrease) in net assets
resulting from operations                                                               1,468,315       1,184,956       2,877,372
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                      (229)         (4,509)        (14,657)
Class 2                                                                                         -               -            (246)
Total dividends from net investment income                                                   (229)         (4,509)        (14,903)
Distributions from net realized gain on
investments:
Class 1                                                                                   (55,984)     (1,112,273)       (777,732)
Class 2                                                                                    (9,478)       (151,014)        (47,436)
Total distributions from net realized gain on
investments                                                                               (65,462)     (1,263,287)       (825,168)
Total dividends and distributions                                                         (65,691)     (1,267,796)       (840,071)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                  88,617           2,748          96,088
Proceeds from shares issued on reinvestment
of dividends and distributions                                                             56,213       1,116,782         792,389
Cost of shares repurchased                                                               (500,173)        (93,709)       (792,339)
Net increase (decrease) from Class 1 transactions                                        (355,343)      1,025,821          96,138
Class 2:
Proceeds from shares sold                                                                 499,938          72,052         403,546
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              9,478         151,014          47,682
Cost of shares repurchased                                                                (18,551)           (253)           (795)
Net increase (decrease) from Class 2 transactions                                         490,865         222,813         450,433
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                              135,522       1,248,634         546,571
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 1,538,146       1,165,794       2,583,872

NET ASSETS:
Beginning of period                                                                     9,372,774       8,206,980       5,623,108
End of period                                                                         $10,910,920      $9,372,774      $8,206,980
Undistributed net investment income (distributions
in excess of net income)                                                                  $16,279            $(67)         $4,340
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                             1,160,607          38,157       1,565,510
Shares issued on reinvestment of dividends
and distributions                                                                         681,284      16,915,817      15,490,288
Shares repurchased                                                                     (6,470,400)     (1,304,881)    (12,994,043)
Net increase (decrease) in shares outstanding                                          (4,628,509)     15,649,093       4,061,755
Class 2:
Shares sold                                                                             6,505,404         987,527       6,424,935
Shares issued on reinvestment of dividends
and distributions                                                                         115,022       2,288,785         933,831
Shares repurchased                                                                       (246,328)         (3,525)        (13,499)
Net increase (decrease) in shares outstanding                                           6,374,098       3,272,787       7,345,267




                                                                                    International
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                            $  14,292        $  1,288      $   35,635
Net realized gain (loss) on investments                                                   385,403          70,792         419,919
Net unrealized appreciation (depreciation)
on investments                                                                           (398,011)        623,662         971,987
Net increase (decrease) in net assets
resulting from operations                                                                   1,684         695,742       1,427,541
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                      (906)        (13,966)        (43,883)
Class 2                                                                                       (18)         (1,113)         (2,507)
Total dividends from net investment income                                                   (924)        (15,079)        (46,390)
Distributions from net realized gain on
investments:
Class 1                                                                                   (63,555)       (361,017)        (47,832)
Class 2                                                                                    (7,352)        (33,456)         (2,416)
Total distributions from net realized gain on
investments                                                                               (70,907)       (394,473)        (50,248)
Total dividends and distributions                                                         (71,831)       (409,552)        (96,638)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                  79,998           3,903          34,895
Proceeds from shares issued on reinvestment
of dividends and distributions                                                             64,461         374,983          91,716
Cost of shares repurchased                                                               (301,156)        (54,835)       (435,475)
Net increase (decrease) from Class 1 transactions                                        (156,697)        324,051        (308,864)
Class 2:
Proceeds from shares sold                                                                 281,593          25,293          93,651
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              7,370          34,569           4,922
Cost of shares repurchased                                                               (111,288)         (3,448)         (2,045)
Net increase (decrease) from Class 2 transactions                                         177,675          56,414          96,528
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                               20,978         380,465        (212,336)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (49,169)        666,655       1,118,567

NET ASSETS:
Beginning of period                                                                     4,503,935       3,837,280       2,718,713
End of period                                                                          $4,454,766      $4,503,935      $3,837,280
Undistributed net investment income (distributions
in excess of net income)                                                                  $14,048            $680         $15,014
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                             2,945,992         149,417       1,765,824
Shares issued on reinvestment of dividends
and distributions                                                                       2,216,679      15,169,223       5,064,143
Shares repurchased                                                                    (10,879,484)     (2,089,938)    (22,707,024)
Net increase (decrease) in shares outstanding                                          (5,716,813)     13,228,702     (15,877,057)
Class 2:
Shares sold                                                                            10,307,497         962,154       4,634,989
Shares issued on reinvestment of dividends
and distributions                                                                         253,610       1,398,428         269,559
Shares repurchased                                                                     (4,086,677)       (134,060)       (104,840)
Net increase (decrease) in shares outstanding                                           6,474,430       2,226,522       4,799,708



                                                                                              New
                                                                                            World
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                              $ 1,288          $  128          $  372
Net realized gain (loss) on investments                                                     3,866             272               9
Net unrealized appreciation (depreciation)
on investments                                                                             (8,970)          7,725           3,445
Net increase (decrease) in net assets
resulting from operations                                                                  (3,816)          8,125           3,826
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                       (70)           (150)            (67)
Class 2                                                                                       (65)           (108)            (34)
Total dividends from net investment income                                                   (135)           (258)           (101)
Distributions from net realized gain on
investments:
Class 1                                                                                      (135)            (18)              -
Class 2                                                                                      (134)            (16)              -
Total distributions from net realized gain on
investments                                                                                  (269)            (34)              -
Total dividends and distributions                                                            (404)           (292)           (101)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                  28,778           4,008          25,029
Proceeds from shares issued on reinvestment
of dividends and distributions                                                                205             169              67
Cost of shares repurchased                                                                (14,335)            (76)           (440)
Net increase (decrease) from Class 1 transactions                                          14,648           4,101          24,656
Class 2:
Proceeds from shares sold                                                                  53,991           6,314          26,970
Proceeds from shares issued on reinvestment
of dividends and distributions                                                                199             123              34
Cost of shares repurchased                                                                 (7,239)            (39)           (302)
Net increase (decrease) from Class 2 transactions                                          46,951           6,398          26,702
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                               61,599          10,499          51,358
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    57,379          18,332          55,083

NET ASSETS:
Beginning of period                                                                        83,415          65,083          10,000
End of period                                                                            $140,794         $83,415         $65,083
Undistributed net investment income (distributions
in excess of net income)                                                                   $1,282            $129            $261
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                             2,367,300         353,465       2,519,706
Shares issued on reinvestment of dividends
and distributions                                                                          16,543          14,709           7,034
Shares repurchased                                                                     (1,223,449)         (6,839)        (44,653)
Net increase (decrease) in shares outstanding                                           1,160,394         361,335       2,482,087
Class 2:
Shares sold                                                                             4,561,591         555,757       2,709,210
Shares issued on reinvestment of dividends
and distributions                                                                          16,087          10,726           3,570
Shares repurchased                                                                       (628,996)         (3,499)        (30,258)
Net increase (decrease) in shares outstanding                                           3,948,682         562,984       2,682,522




                                                                                          Growth-
                                                                                           Income
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                            $  80,493        $ 13,929      $  132,880
Net realized gain (loss) on investments                                                   707,915         112,696       1,254,871
Net unrealized appreciation (depreciation)
on investments                                                                           (591,506)        116,969        (469,846)
Net increase (decrease) in net assets
resulting from operations                                                                 196,902         243,594         917,905
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                   (11,797)        (30,097)       (115,275)
Class 2                                                                                    (2,282)         (4,645)        (11,450)
Total dividends from net investment income                                                (14,079)        (34,742)       (126,725)
Distributions from net realized gain on                                               -----------     -----------     -----------
investments:
Class 1                                                                                   (93,236)     (1,067,593)       (978,251)
Class 2                                                                                   (19,969)       (190,136)        (85,964)
Total distributions from net realized gain on
investments                                                                              (113,205)     (1,257,729)     (1,064,215)
Total dividends and distributions                                                        (127,284)     (1,292,471)     (1,190,940)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                  22,779           1,257          30,036
Proceeds from shares issued on reinvestment
of dividends and distributions                                                            105,033       1,097,689       1,093,525
Cost of shares repurchased                                                               (612,594)       (113,133)     (1,041,360)
Net increase (decrease) from Class 1 transactions                                        (484,782)        985,813          82,201
Class 2:
Proceeds from shares sold                                                                 318,186          57,496         474,135
Proceeds from shares issued on reinvestment
of dividends and distributions                                                             22,251         194,782          97,415
Cost of shares repurchased                                                                (19,046)           (549)         (2,294)
Net increase (decrease) from Class 2 transactions                                         321,391         251,729         569,256
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                             (163,391)      1,237,542         651,457
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (93,773)        188,665         378,422

NET ASSETS:
Beginning of period                                                                     7,834,804       7,646,139       7,267,717
End of period                                                                          $7,741,031      $7,834,804      $7,646,139
Undistributed net investment income (distributions
in excess of net income)                                                                  $80,128         $13,714         $34,526
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                               678,353          35,851         774,972
Shares issued on reinvestment of dividends
and distributions                                                                       3,115,789      34,671,173      30,452,267
Shares repurchased                                                                    (18,616,113)     (3,155,701)    (26,889,197)
Net increase (decrease) in shares outstanding                                         (14,821,971)     31,551,323       4,338,042
Class 2:
Shares sold                                                                             9,648,710       1,563,119      12,167,829
Shares issued on reinvestment of dividends
and distributions                                                                         660,675       6,154,235       2,709,787
Shares repurchased                                                                       (581,778)        (16,395)        (59,137)
Net increase (decrease) in shares outstanding                                           9,727,607       7,700,959      14,818,479




                                                                                            Asset
                                                                                       Allocation
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                             $ 29,825         $ 5,313        $ 59,629
Net realized gain (loss) on investments                                                    52,960          (2,150)        108,464
Net unrealized appreciation (depreciation)
on investments                                                                            (94,209)         21,367         (42,237)
Net increase (decrease) in net assets
resulting from operations                                                                 (11,424)         24,530         125,856
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                    (4,190)        (12,197)        (51,835)
Class 2                                                                                    (1,092)         (2,742)         (7,683)
Total dividends from net investment income                                                 (5,282)        (14,939)        (59,518)
Distributions from net realized gain on
investments:
Class 1                                                                                         -         (87,617)       (102,723)
Class 2                                                                                         -         (21,187)        (12,480)
Total distributions from net realized gain on
investments                                                                                     -        (108,804)       (115,203)
Total dividends and distributions                                                          (5,282)       (123,743)       (174,721)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                   8,849             945          16,085
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              4,190          99,814         154,558
Cost of shares repurchased                                                               (171,489)        (27,140)       (231,188)
Net increase (decrease) from Class 1 transactions                                        (158,450)         73,619         (60,545)
Class 2:
Proceeds from shares sold                                                                  64,379          16,286         138,364
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              1,092          23,929          20,163
Cost of shares repurchased                                                                (23,266)         (1,014)         (5,215)
Net increase (decrease) from Class 2 transactions                                          42,205          39,201         153,312
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                             (116,245)        112,820          92,767
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  (132,951)         13,607          43,902

NET ASSETS:
Beginning of period                                                                     1,728,120       1,714,513       1,670,611
End of period                                                                          $1,595,169      $1,728,120      $1,714,513
Undistributed net investment income (distributions
in excess of net income)                                                                  $29,659          $5,116         $14,824
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                               609,682          61,842       1,006,722
Shares issued on reinvestment of dividends
and distributions                                                                         279,179       6,831,915       9,936,348
Shares repurchased                                                                    (11,620,370)     (1,747,496)    (14,375,597)
Net increase (decrease) in shares outstanding                                         (10,731,509)      5,146,261      (3,432,527)
Class 2:
Shares sold                                                                             4,364,601       1,035,600       8,584,297
Shares issued on reinvestment of dividends
and distributions                                                                          72,823       1,637,814       1,294,397
Shares repurchased                                                                     (1,585,875)        (66,355)       (326,832)
Net increase (decrease) in shares outstanding                                           2,851,549       2,607,059       9,551,862





                                                                                             Bond
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                              $ 9,691          $1,621        $ 17,076
Net realized gain (loss) on investments                                                      (192)           (155)         (1,349)
Net unrealized appreciation (depreciation)
on investments                                                                             (5,349)             50         (10,336)
Net increase (decrease) in net assets
resulting from operations                                                                   4,150           1,516           5,391
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                    (1,045)         (3,003)        (12,348)
Class 2                                                                                      (649)         (1,422)         (3,828)
Total dividends from net investment income                                                 (1,694)         (4,425)        (16,176)
Distributions from net realized gain on
investments:
Class 1                                                                                                                      (861)
Class 2                                                                                         -               -            (219)
Total distributions from net realized gain on
investments                                                                                     -               -          (1,080)
Total dividends and distributions                                                          (1,694)         (4,425)        (17,256)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                   5,040             226          23,707
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              1,045           3,003          13,208
Cost of shares repurchased                                                                (24,602)         (5,507)        (40,585)
Net increase (decrease) from Class 1 transactions                                         (18,517)         (2,278)         (3,670)
Class 2:
Proceeds from shares sold                                                                  30,637           5,106          37,873
Proceeds from shares issued on reinvestment
of dividends and distributions                                                                649           1,422           4,048
Cost of shares repurchased                                                                 (3,930)           (424)         (4,348)
Net increase (decrease) from Class 2 transactions                                          27,356           6,104          37,573
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                                8,839           3,826          33,903
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    11,295             917          22,038

NET ASSETS:
Beginning of period                                                                       254,234         253,317         231,279
End of period                                                                            $265,529        $254,234        $253,317
Undistributed net investment income (distributions
in excess of net income)                                                                   $9,577          $1,580          $4,385
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                               515,477          22,935       2,350,427
Shares issued on reinvestment of dividends
and distributions                                                                         106,703         308,959       1,326,283
Shares repurchased                                                                     (2,524,249)       (559,581)     (4,049,517)
Net increase (decrease) in shares outstanding                                          (1,902,069)       (227,687)       (372,807)
Class 2:
Shares sold                                                                             3,143,639         517,185       3,794,942
Shares issued on reinvestment of dividends
and distributions                                                                          66,385         146,356         407,478
Shares repurchased                                                                       (403,743)        (43,351)       (435,922)
Net increase (decrease) in shares outstanding                                           2,806,281         620,190       3,766,498


                                                                                       High-Yield
                                                                                             Bond
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                             $ 29,866          $5,386        $ 66,908
Net realized gain (loss) on investments                                                     6,385            (922)        (13,757)
Net unrealized appreciation (depreciation)
on investments                                                                            (37,106)          7,971         (22,449)
Net increase (decrease) in net assets
resulting from operations                                                                    (855)         12,435          30,702
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                    (4,522)        (13,126)        (64,228)
Class 2                                                                                      (855)         (2,138)         (7,684)
Total dividends from net investment income                                                 (5,377)        (15,264)        (71,912)
Distributions from net realized gain on
investments:
Class 1                                                                                         -               -          (9,729)
Class 2                                                                                         -               -            (966)
Total distributions from net realized gain on
investments                                                                                     -               -         (10,695)
Total dividends and distributions                                                          (5,377)        (15,264)        (82,607)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                   7,265           1,744          18,289
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              4,522          13,126          73,957
Cost of shares repurchased                                                                (87,830)        (15,279)       (171,534)
Net increase (decrease) from Class 1 transactions                                         (76,043)           (409)        (79,288)
Class 2:
Proceeds from shares sold                                                                  28,478           3,289          30,578
Proceeds from shares issued on reinvestment
of dividends and distributions                                                                855           2,138           8,650
Cost of shares repurchased                                                                (19,522)           (940)         (6,260)
Net increase (decrease) from Class 2 transactions                                           9,811           4,487          32,968
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                              (66,232)          4,078         (46,320)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (72,464)          1,249         (98,225)

NET ASSETS:
Beginning of period                                                                       685,326         684,077         782,302
End of period                                                                            $612,862        $685,326        $684,077
Undistributed net investment income (distributions
in excess of net income)                                                                  $28,503          $4,014         $13,841
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                               577,819         136,572       1,381,259
Shares issued on reinvestment of dividends
and distributions                                                                         363,205       1,034,422       5,670,708
Shares repurchased                                                                     (6,964,379)     (1,188,364)    (12,975,153)
Net increase (decrease) in shares outstanding                                          (6,023,355)        (17,370)     (5,923,186)
Class 2:
Shares sold                                                                             2,259,391         254,659       2,325,235
Shares issued on reinvestment of dividends
and distributions                                                                          68,706         168,481         665,715
Shares repurchased                                                                     (1,548,482)        (73,302)       (480,054)
Net increase (decrease) in shares outstanding                                             779,615         349,838       2,510,896

                                                                                             U.S.
                                                                                      Government/
                                                                                        AAA-Rated
                                                                                       Securities
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period           Year
                                                                                            ended           ended           ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                              $13,729         $ 2,476        $ 32,028
Net realized gain (loss) on investments                                                    (5,249)           (450)         (3,881)
Net unrealized appreciation (depreciation)
on investments                                                                              6,841          (3,972)        (27,213)
Net increase (decrease) in net assets
resulting from operations                                                                  15,321          (1,946)            934
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                    (2,112)         (6,962)        (30,055)
Class 2                                                                                      (248)           (756)         (2,227)
Total dividends from net investment income                                                 (2,360)         (7,718)        (32,282)
Distributions from net realized gain on
investments:
Class 1                                                                                         -               -               -
Class 2                                                                                         -               -               -
Total distributions from net realized gain on
investments                                                                                     -               -               -
Total dividends and distributions                                                          (2,360)         (7,718)        (32,282)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                  10,947             941          27,407
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              2,112           6,961          30,055
Cost of shares repurchased                                                                (79,403)        (10,015)       (133,690)
Net increase (decrease) from Class 1 transactions                                         (66,344)         (2,113)        (76,228)
Class 2:
Proceeds from shares sold                                                                   9,075           1,753          22,324
Proceeds from shares issued on reinvestment
of dividends and distributions                                                                248             757           2,227
Cost of shares repurchased                                                                 (8,715)           (358)         (7,625)
Net increase (decrease) from Class 2 transactions                                             608           2,152          16,926
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                              (65,736)             39         (59,302)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (52,775)         (9,625)        (90,650)

NET ASSETS:
Beginning of period                                                                       468,554         478,179         568,829
End of period                                                                            $415,779        $468,554        $478,179
Undistributed net investment income (distributions
in excess of net income)                                                                  $13,679          $2,310          $7,682
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                             1,018,715          87,758       2,460,496
Shares issued on reinvestment of dividends
and distributions                                                                         196,819         659,229       2,735,646
Shares repurchased                                                                     (7,462,570)       (935,749)    (12,168,746)
Net increase (decrease) in shares outstanding                                          (6,247,036)       (188,762)     (6,972,604)
Class 2:
Shares sold                                                                               850,846         162,396       2,025,288
Shares issued on reinvestment of dividends
and distributions                                                                          23,195          71,621         203,277
Shares repurchased                                                                       (817,966)        (33,738)       (691,609)
Net increase (decrease) in shares outstanding                                              56,075         200,279       1,536,956



                                                                                             Cash
                                                                                       Management
                                                                                             Fund
                                                                                              Six
                                                                                           months          Period
                                                                                            ended           ended      Year ended
                                                                                         June 30,    December 31,    November 30,
                                                                                         2000 (1)        1999 (2)            1999
OPERATIONS:
Net investment income (loss)                                                               $8,284          $1,610         $14,942
Net realized gain (loss) on investments                                                         -               -               -
Net unrealized appreciation (depreciation)
on investments                                                                                  1               2              (3)
Net increase (decrease) in net assets
resulting from operations                                                                   8,285           1,612          14,939
DIVIDENDS AND DISTRIBUTIONS
PAID TO SHAREHOLDERS:
Dividends from net investment income:
Class 1                                                                                    (1,413)         (3,707)        (13,032)
Class 2                                                                                      (223)           (526)         (1,667)
Total dividends from net investment income                                                 (1,636)         (4,233)        (14,699)
Distributions from net realized gain on
investments:
Class 1                                                                                         -               -               -
Class 2                                                                                         -               -               -
Total distributions from net realized gain on
investments                                                                                     -               -               -
Total dividends and distributions                                                          (1,636)         (4,233)        (14,699)
CAPITAL SHARE TRANSACTIONS:
Class 1:
Proceeds from shares sold                                                                 148,236          19,537         282,973
Proceeds from shares issued on reinvestment
of dividends and distributions                                                              1,413           3,707          13,032
Cost of shares repurchased                                                               (232,973)        (10,257)       (239,463)
Net increase (decrease) from Class 1 transactions                                         (83,324)         12,987          56,542
Class 2:
Proceeds from shares sold                                                                  36,123           4,545          41,842
Proceeds from shares issued on reinvestment
of dividends and distributions                                                                223             526           1,667
Cost of shares repurchased                                                                (43,324)         (4,794)        (29,551)
Net increase (decrease) from Class 2 transactions                                          (6,978)            277          13,958
Net increase (decrease) in net
assets resulting from capital share
transactions                                                                              (90,302)         13,264          70,500
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (83,653)         10,643          70,740

NET ASSETS:
Beginning of period                                                                       364,899         354,256         283,516
End of period                                                                            $281,246        $364,899        $354,256
Undistributed net investment income (distributions
in excess of net income)                                                                   $8,240          $1,592          $4,215
SHARES OF BENEFICIAL INTEREST:
Class 1:
Shares sold                                                                            13,260,893       1,759,589      25,510,844
Shares issued on reinvestment of dividends
and distributions                                                                         126,920         336,087       1,182,023
Shares repurchased                                                                    (20,886,933)       (922,781)    (21,593,174)
Net increase (decrease) in shares outstanding                                          (7,499,120)      1,172,895       5,099,693
Class 2:
Shares sold                                                                             3,234,447         409,857       3,773,972
Shares issued on reinvestment of dividends
and distributions                                                                          20,032          47,642         151,230
Shares repurchased                                                                     (3,885,971)       (431,087)     (2,666,463)
Net increase (decrease) in shares outstanding                                            (631,492)         26,412       1,258,739




(1) Unaudited.
(2) Represents the one-month period
 ended December 31, 1999.
(3) For the period June 17, 1999,
 commencement of operations, through
 November 30, 1999.
(4) Represents initial capitalization
 from the sale of 1,000,000 Class 1
shares of beneficial interest.

See Notes to Financial Statements

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series," formerly known as American Variable Insurance Series), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 11 different funds. The series' year-end changed from November 30 to December 31 effective December 1, 1999. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:
Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund in the series offers Class 1 and Class 2 shares.    Class 2 shares,
only, bear certain distribution expenses. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only their classes.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses other than class-specific expenses and realized and unrealized gains and losses are allocated daily between the classes based on their relative net asset values. Distribution expenses and any other class-specific expenses, are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and Interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION                                       The series
complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the series is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the series.

 The Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund had net capital loss carryforwards available at June 30, 2000, as indicated in the table below. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2003 through 2007, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of and for the six months ended June 30, 2000, are as follows:

 (dollars in thousands)

                                                            Global         Global Small
                                                            Growth       Capitalization          Growth
                                                              Fund                 Fund            Fund



 For the six months
  ended June 30. 2000:

  Net capital gain (loss)                          $         54,278       $       45,016      $1,252,340
  Net currency gain (loss)                                       (1)                  -               (6)

 As of June 30, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                             280,338               76,365       4,937,043
  Unrealized
   depreciation                                              65,602               58,713         388,239
  Net unrealized
   appreciation
   (depreciation)                                           214,736               17,652       4,548,804
  Cost of portfolio
   securities                                               762,336              482,855       6,367,045

 As of June 30, 2000
  Capital loss carryforward                                       -                    -               -


                                                                                    New         Growth-
                                                     International                World          Income
                                                              Fund                 Fund            Fund



 For the six months
  ended June 30. 2000:

  Net capital gain (loss)                          $        385,388       $        3,935      $  707,942
  Net currency gain (loss)                                       15                  (69)            (27)

 As of June 30, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                           1,947,118               15,094       1,458,500
  Unrealized
   depreciation                                             134,574               12,896         936,634
  Net unrealized
   appreciation
   (depreciation)                                         1,812,544                2,198         521,866
  Cost of portfolio
   securities                                             2,651,529              137,688       7,136,938

 As of June 30, 2000
  Capital loss carryforward                                       -                    -               -


                                                             Asset                           High-Yield
                                                        Allocation                 Bond            Bond
                                                              Fund                 Fund            Fund



 For the six months
  ended June 30. 2000:

  Net capital gain (loss)                          $         53,185       $          401      $    6,434
  Net currency gain (loss)                                     (140)                (593)           (271)

 As of June 30, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                             313,160                2,565          23,142
  Unrealized
   depreciation                                             150,369               20,001         114,109
  Net unrealized
   appreciation
   (depreciation)                                           162,791              (17,436)        (90,967)
  Cost of portfolio
   securities                                             1,424,655              279,456         697,671

 As of June 30, 2000
  Capital loss carryforward                                       -                1,100          13,266


                                                  U.S. Government/                 Cash
                                                         AAA-Rated           Management
                                                   Securities Fund                 Fund



 For the six months
  ended June 30. 2000:

  Net capital gain (loss)                          $         (5,249)                  -
  Net currency gain (loss)                                       -                    -

 As of June 30, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                               3,574                   -
  Unrealized
   depreciation                                              12,373                   -
  Net unrealized
   appreciation
   (depreciation)                                            (8,799)                  -
  Cost of portfolio
   securities                                               423,456              290,028

 As of June 30, 2000
  Capital loss carryforward                                  25,107                    -


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The
Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates and net asset levels:

                                          Average Net Asset Level
                                          (in billions)

FUND                           RATE       IN EXCESS OF         UP TO

Global Growth                  .69%       $-                   $.6
                               .59        .6                   1.2
                               .53        1.2

Global Small                   .80        -                    .6
 Capitalization                .74        .6

Growth                         .50        -                    .6
                               .45        .6                   1.2
                               .42        1.2                  2.0
                               .37        2.0                  3.2
                               .35        3.2                  5.2
                               .33        5.2                  8.4
                               .315       8.4

International                  .78        -                    .6
                               .60        .6                   1.2
                               .48        1.2                  2.0
                               .465       2.0

New World Fund                 .85        -

Growth-Income                  .50        -                    .6
                               .45        .6                   1.5
                               .40        1.5                  2.5
                               .32        2.5                  4.0
                               .285       4.0                  6.5
                               .256       6.5                  10.5
                               .242       10.5

Asset Allocation               .50        -                    .6
                               .42        .6                   1.2
                               .36        1.2                  2.0
                               .32        2.0

Bond                           .60        -                    .03
                               .50        .03

High-Yield Bond                .60        -                    .03
                               .50        .03                  .6
                               .46        .6

U.S. Government/ AAA-          .60        -                    .03
Rated Securities               .50        .03                  .6
                               .40        .6

Cash Management                .50        -                    .1
                               .42        .1                   .4
                               .38        .4



DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the six months ended June 30, 2000, distribution expenses under the Plan for the series aggregated $5,887,000. As of June 30, 2000, accrued and unpaid distribution expenses were $1,104,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of June 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Trustees were $813,000. Certain Trustees and officers of the series are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.

 5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The following table presents additional information as of and for the six months ended June 30, 2000:

 (dollars in thousands)


                                                                 Global         Global Small
                                                                 Growth       Capitalization          Growth
                                                                   Fund                 Fund            Fund



 For the six months
  ended June 30, 2000
  Purchases of
   investment
   securities (1)                                 $        267,737             $      310,940  $1,913,079
  Sales of invest-
   ment securities (1)                                           131,530              111,808   2,184,059
  Non-U.S taxes withheld on
   dividend and interest income                                      308                  116           -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                 (1)                   (4)              (6)

 As of June 30, 2000
  Capital paid in on shares of
   beneficial interest                                     706,228               433,314        5,094,864
  Undistributed net investment
   income                                                      922                    (5)          16,279
  Accumulated net realized
   gain (loss)                                                    54,095               44,900   1,250,975
  Net unrealized
   appreciation (depreciation)                                   214,737               17,652   4,548,802
  Net Assets                                               975,982               495,861       10,910,920



                                                                                         New         Growth-
                                                               Interna-                World          Income
                                                            tional Fund                 Fund            Fund



 For the six months
  ended June 30, 2000
  Purchases of
   investment
   securities (1)                                 $        717,574             $       70,493  $1,538,101
  Sales of invest-
   ment securities (1)                                     822,901                     16,834   2,005,436
  Non-U.S taxes withheld on
   dividend and interest income                                    3,109                  108           -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                 15                   (69)                 (27)

 As of June 30, 2000
  Capital paid in on shares of
   beneficial interest                                   2,242,975               133,456        6,431,372
  Undistributed net investment
   income                                                   14,048                 1,282           80,128
  Accumulated net realized
   gain (loss)                                             385,259                 3,856          707,663
  Net unrealized
   appreciation (depreciation)                           1,812,484                 2,200          521,868
  Net Assets                                             4,454,766               140,794        7,741,031



                                                                 Asset                            High-Yield
                                                            Allocation                  Bond            Bond
                                                                  Fund                  Fund            Fund



 For the six months
  ended June 30, 2000
  Purchases of
   investment
   securities (1)                                 $        279,746        $       73,367       $  128,343
  Sales of invest-
   ment securities (1)                                     325,907                73,388          185,402
  Non-U.S taxes withheld on
   dividend and interest income                                  -                                      -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                               (140)                 (688)            (899)

 As of June 30, 2000
  Capital paid in on shares of
   beneficial interest                                   1,351,909               275,077          688,669
  Undistributed net investment
   income                                                   29,659                 9,577           28,503
  Accumulated net realized
   gain (loss)                                              50,810                (1,692)         (13,315)
  Net unrealized
   appreciation (depreciation)                             162,791               (17,433)         (90,995)
  Net Assets                                             1,595,169               265,529          612,862

                                                                                  thousands)

                                                       U.S. Government/                 Cash
                                                              AAA-Rated           Management
                                                        Securities Fund                 Fund



 For the six months
  ended June 30, 2000
  Purchases of
   investment
   securities (1)                                 $        115,667        $    1,256,725
  Sales of invest-
   ment securities (1)                                     192,995                  1,341,312
  Non-U.S taxes withheld on
   dividend and interest income                                        -                    -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                        -                    -

 As of June 30, 2000
  Capital paid in on shares of
   beneficial interest                                     436,006                    273,006
  Undistributed net investment
   income                                                   13,679                      8,240
  Accumulated net realized                                                                  -
   gain (loss)                                             (25,107)
  Net unrealized
   appreciation (depreciation)                              (8,799)                    -
  Net Assets                                               415,779               281,246

 (1)  Excludes short-
 term securities, except for the
 Cash Management Fund.

 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended June 30, 2000, custodian fees for the series aggregated $1,531,000, of which $91,000 was paid by these credits rather than in cash.

 The Asset Allocation Fund and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                     Contract                        U.S.
                                                        Amount                   Valuation

                                                                                                     Unrealized
                                                                                                   Appreciation
 Non-U.S. Currency                          Fund      Non-U.S.          U.S.        Amount       (Depreciation)
  Sale Contracts
 At June 30, 2000:
 Euro                                      Asset      1,665,000     1,552,000     1,591,000              (39,000)
  expiring 7/07/00                    Allocation
 Euro                                High-Yield       4,707,000     4,432,000     4,512,000              (80,000)
  expiring 7/25-9/29/00                     Bond

 British Pounds                       High-Yield      3,803,000     5,816,000     5,770,000               46,000
   expiring 7/26-9/19/00                    Bond


PER-SHARE
DATA AND
RATIOS (1)
                                                                                             Net gains
                                                                                             (losses) on
                                                                  Net asset     Net          securities
                                                                  value,        invest-      (both realized
Period                                                            beginning     ment         and
Ended                                                             of period     income       unrealized)

Global Growth Fund (2)
 Class 1
06/30/2000                                                               $21.42     $.09 (3)          $.38 (3)
12/31/1999                                                                18.99          .01              3.43
11/30/1999                                                                13.02          .14              6.39
11/30/1998                                                                10.62          .13              2.43
11/30/1997                                                                10.00          .06               .59
 Class 2
06/30/2000                                                                21.41      .07 (3)           .38 (3)
12/31/1999                                                                18.98          .01              3.42
11/30/1999                                                                13.02          .11              6.37
11/30/1998                                                                10.61          .10              2.44
11/30/1997                                                                10.00          .03               .60
Global Small Capitalization Fund (6)
 Class 1
06/30/2000                                                               $17.37     $.06 (3)          $.43 (3)
12/31/1999                                                                17.16          -                1.92
11/30/1999                                                                 9.11          .06              8.20
11/30/1998                                                                10.00          .07              (.92)
 Class 2
06/30/2000                                                                17.36      .03 (3)           .43 (3)
12/31/1999                                                                17.14          -                1.92
11/30/1999                                                                 9.10          .04              8.19
11/30/1998                                                                10.00          .04              (.91)
Growth Fund
 Class 1
06/30/2000                                                               $70.62     $.13 (3)        $10.90 (3)
12/31/1999                                                                72.12          .01              9.64
11/30/1999                                                                54.91          .11             25.35
11/30/1998                                                                50.12          .19             10.91
11/30/1997                                                                43.53          .27              9.61
11/30/1996                                                                41.81          .24              5.17
11/30/1995                                                                31.94          .33             10.63
 Class 2
06/30/2000                                                                70.57      .04 (3)         10.89 (3)
12/31/1999                                                                72.04          -                9.63
11/30/1999                                                                54.88         (.02)            25.33
11/30/1998                                                                50.09          .08             10.90
11/30/1997                                                                40.59          .11              9.51
International Fund
 Class 1
06/30/2000                                                               $26.74     $.09 (3)        $(.07) (3)
12/31/1999                                                                25.08          .01              4.34
11/30/1999                                                                16.57          .25              8.87
11/30/1998                                                                16.07          .22              2.21
11/30/1997                                                                15.53          .25              1.18
11/30/1996                                                                13.89          .28              1.96
11/30/1995                                                                13.27          .34              1.02
 Class 2
06/30/2000                                                                26.73      .06 (3)         (.07) (3)
12/31/1999                                                                25.07          .01              4.33
11/30/1999                                                                16.56          .10              8.98
11/30/1998                                                                16.06          .20              2.19
11/30/1997                                                                15.86          .13               .23
New World Fund (7)
 Class 1
06/30/2000                                                               $11.77     $.14 (3)        $(.32) (3)
12/31/1999                                                                10.56          .01              1.25
11/30/1999                                                                10.00          .07               .51
 Class 2
06/30/2000                                                                11.77      .12 (3)         (.31) (3)
12/31/1999                                                                10.55          .02              1.25
11/30/1999                                                                10.00          .06               .51
Growth Income Fund
 Class 1
06/30/2000                                                               $33.08     $.35 (3)         $1.09 (3)
12/31/1999                                                                38.70          .06               .88
11/30/1999                                                                40.73          .69              3.94
11/30/1998                                                                39.97          .67              4.60
11/30/1997                                                                35.73          .73              6.78
11/30/1996                                                                31.47          .71              5.55
11/30/1995                                                                25.30          .73              7.20
 Class 2
06/30/2000                                                                33.07     .31 (3)           1.03 (3)
12/31/1999                                                                38.67          .07               .87
11/30/1999                                                                40.70          .59              3.94
11/30/1998                                                                39.94          .58              4.60
11/30/1997                                                                34.10          .37              5.82
Asset Allocation Fund
 Class 1
06/30/2000                                                               $15.07     $.28 (3)        $(.36) (3)
12/31/1999                                                                16.03          .05               .15
11/30/1999                                                                16.57          .58               .60
11/30/1998                                                                16.16          .58              1.27
11/30/1997                                                                15.18          .55              1.94
11/30/1996                                                                13.77          .53              1.89
11/30/1995                                                                11.25          .50              2.69
 Class 2
06/30/2000                                                                15.06      .26 (3)         (.35) (3)
12/31/1999                                                                16.02          .05               .14
11/30/1999                                                                16.56          .53               .61
11/30/1998                                                                16.15          .53              1.28
11/30/1997                                                                14.43          .29              1.69
Bond Fund (8)
 Class 1
06/30/2000                                                                $9.74     $.38 (3)        $(.21) (3)
12/31/1999                                                                 9.86          .07              (.01)
11/30/1999                                                                10.37          .73              (.50)
11/30/1998                                                                10.62          .67              (.15)
11/30/1997                                                                10.31          .63               .30
11/30/1996                                                                10.00          .40               .16
 Class 2
06/30/2000                                                                 9.74      .37 (3)         (.21) (3)
12/31/1999                                                                 9.85          .06               -
11/30/1999                                                                10.36          .67              (.47)
11/30/1998                                                                10.61          .65              (.15)
11/30/1997                                                                10.11          .35               .46
High-Yield Bond Fund
 Class 1
06/30/2000                                                               $12.75     $.59 (3)        $(.59) (3)
12/31/1999                                                                12.81          .11               .12
11/30/1999                                                                13.77         1.26              (.72)
11/30/1998                                                                14.96         1.26             (1.04)
11/30/1997                                                                14.51         1.29               .43
11/30/1996                                                                13.99         1.28               .54
11/30/1995                                                                12.89         1.32              1.10
 Class 2
06/30/2000                                                                12.75      .58 (3)         (.60) (3)
12/31/1999                                                                12.80          .11               .12
11/30/1999                                                                13.76         1.18              (.67)
11/30/1998                                                                14.95         1.25             (1.06)
11/30/1997                                                                14.28          .69               .61
U.S. Government/AAA-Rated Securities Fund
 Class 1
06/30/2000                                                               $10.56     $.34 (3)          $.06 (3)
12/31/1999                                                                10.78          .06              (.10)
11/30/1999                                                                11.43          .69              (.67)
11/30/1998                                                                11.18          .68               .26
11/30/1997                                                                11.29          .76              (.07)
11/30/1996                                                                11.52          .83              (.24)
11/30/1995                                                                10.80          .82               .71
 Class 2
06/30/2000                                                                10.56      .33 (3)           .05 (3)
12/31/1999                                                                10.78          .05              (.10)
11/30/1999                                                                11.42          .65              (.64)
11/30/1998                                                                11.17          .68               .24
11/30/1997                                                                10.83          .38               .33
Cash Management Fund
 Class 1
06/30/2000                                                               $11.05     $.31 (3)              -
12/31/1999                                                                11.13          .05               -
11/30/1999                                                                11.13          .49              $.02
11/30/1998                                                                11.13          .57              (.01)
11/30/1997                                                                11.12          .57              (.01)
11/30/1996                                                                11.11          .54               .01
11/30/1995                                                                11.09          .63              (.02)
 Class 2
06/30/2000                                                                11.04      .30 (3)               -
12/31/1999                                                                11.12          .05               -
11/30/1999                                                                11.12          .48               -
11/30/1998                                                                11.12          .55              (.02)
11/30/1997                                                                11.07          .28               .03


                                                                  Total         Dividends    Distri-
                                                                  from          (from net    butions
                                                                  invest-       invest-      (from
Period                                                            ment          ment         capital
Ended                                                             operations    income)      gains)

Global Growth Fund (2)
 Class 1
06/30/2000                                                                 $.47        $(.01)            $(.20)
12/31/1999                                                                 3.44         (.11)             (.90)
11/30/1999                                                                 6.53         (.12)             (.44)
11/30/1998                                                                 2.56         (.14)             (.02)
11/30/1997                                                                  .65         (.03)              -
 Class 2
06/30/2000                                                                  .45         (.01)             (.20)
12/31/1999                                                                 3.43         (.10)             (.90)
11/30/1999                                                                 6.48         (.08)             (.44)
11/30/1998                                                                 2.54         (.11)             (.02)
11/30/1997                                                                  .63         (.02)              -
Global Small Capitalization Fund (6)
 Class 1
06/30/2000                                                                 $.49        $(.05)            $(.32)
12/31/1999                                                                 1.92         (.01)            (1.70)
11/30/1999                                                                 8.26         (.08)             (.13)
11/30/1998                                                                 (.85)        (.04)              -
 Class 2
06/30/2000                                                                  .46         (.04)             (.32)
12/31/1999                                                                 1.92          -               (1.70)
11/30/1999                                                                 8.23         (.06)             (.13)
11/30/1998                                                                 (.87)        (.03)              -
Growth Fund
 Class 1
06/30/2000                                                               $11.03          -               $(.49)
12/31/1999                                                                 9.65        $(.05)           (11.10)
11/30/1999                                                                25.46         (.14)            (8.11)
11/30/1998                                                                11.10         (.17)            (6.14)
11/30/1997                                                                 9.88         (.27)            (3.02)
11/30/1996                                                                 5.41         (.29)            (3.40)
11/30/1995                                                                10.96         (.29)            (0.80)
 Class 2
06/30/2000                                                                10.93          -                (.49)
12/31/1999                                                                 9.63          -              (11.10)
11/30/1999                                                                25.31         (.04)            (8.11)
11/30/1998                                                                10.98         (.05)            (6.14)
11/30/1997                                                                 9.62         (.12)              -
International Fund
 Class 1
06/30/2000                                                                 $.02        $(.01)            $(.42)
12/31/1999                                                                 4.35         (.10)            (2.59)
11/30/1999                                                                 9.12         (.30)             (.31)
11/30/1998                                                                 2.43         (.28)            (1.65)
11/30/1997                                                                 1.43         (.27)             (.62)
11/30/1996                                                                 2.24         (.31)             (.29)
11/30/1995                                                                 1.36         (.33)             (.41)
 Class 2
06/30/2000                                                                 (.01)         -                (.42)
12/31/1999                                                                 4.34         (.09)            (2.59)
11/30/1999                                                                 9.08         (.26)             (.31)
11/30/1998                                                                 2.39         (.24)            (1.65)
11/30/1997                                                                  .36         (.16)              -
New World Fund (7)
 Class 1
06/30/2000                                                                $(.18)       $(.01)            $(.03)
12/31/1999                                                                 1.26         (.04)             (.01)
11/30/1999                                                                  .58         (.02)              -
 Class 2
06/30/2000                                                                 (.19)        (.01)             (.03)
12/31/1999                                                                 1.27         (.04)             (.01)
11/30/1999                                                                  .57         (.02)              -
Growth Income Fund
 Class 1
06/30/2000                                                                $1.44        $(.62)            $(.49)
12/31/1999                                                                  .94         (.18)            (6.38)
11/30/1999                                                                 4.63         (.66)            (6.00)
11/30/1998                                                                 5.27         (.68)            (3.83)
11/30/1997                                                                 7.51         (.72)            (2.55)
11/30/1996                                                                 6.26         (.74)            (1.26)
11/30/1995                                                                 7.93         (.73)            (1.03)
 Class 2
06/30/2000                                                                 1.34         (.56)             (.49)
12/31/1999                                                                  .94         (.16)            (6.38)
11/30/1999                                                                 4.53         (.56)            (6.00)
11/30/1998                                                                 5.18         (.59)            (3.83)
11/30/1997                                                                 6.19         (.35)              -
Asset Allocation Fund
 Class 1
06/30/2000                                                                $(.08)       $(.05)              -
12/31/1999                                                                  .20         (.14)           $(1.02)
11/30/1999                                                                 1.18         (.57)            (1.15)
11/30/1998                                                                 1.85         (.57)             (.87)
11/30/1997                                                                 2.49         (.54)             (.97)
11/30/1996                                                                 2.42         (.53)             (.48)
11/30/1995                                                                  3.19        (.50)             (.17)
 Class 2
06/30/2000                                                                 (.09)        (.05)              -
12/31/1999                                                                  .19         (.13)            (1.02)
11/30/1999                                                                 1.14         (.53)            (1.15)
11/30/1998                                                                 1.81         (.53)             (.87)
11/30/1997                                                                 1.98         (.26)              -
Bond Fund (8)
 Class 1
06/30/2000                                                                 $.17        $(.07)              -
12/31/1999                                                                  .06         (.18)              -
11/30/1999                                                                  .23         (.69)            $(.05)
11/30/1998                                                                  .52         (.65)             (.12)
11/30/1997                                                                  .93         (.62)              -
11/30/1996                                                                  .56         (.25)              -
 Class 2
06/30/2000                                                                  .16         (.07)              -
12/31/1999                                                                  .06         (.17)              -
11/30/1999                                                                  .20         (.66)             (.05)
11/30/1998                                                                  .50         (.63)             (.12)
11/30/1997                                                                  .81         (.31)              -
High-Yield Bond Fund
 Class 1
06/30/2000                                                                  -          $(.11)              -
12/31/1999                                                                 $.23         (.29)              -
11/30/1999                                                                  .54        (1.31)            $(.19)
11/30/1998                                                                  .22        (1.25)             (.16)
11/30/1997                                                                 1.72        (1.27)              -
11/30/1996                                                                 1.82        (1.30)              -
11/30/1995                                                                 2.42        (1.32)              -
 Class 2
06/30/2000                                                                 (.02)        (.11)              -
12/31/1999                                                                  .23         (.28)              -
11/30/1999                                                                  .51        (1.28)             (.19)
11/30/1998                                                                  .19        (1.22)             (.16)
11/30/1997                                                                 1.30         (.63)              -
U.S. Government/AAA-Rated Securities Fund
 Class 1
06/30/2000                                                                 $.40        $(.06)              -
12/31/1999                                                                 (.04)        (.18)              -
11/30/1999                                                                  .02         (.67)              -
11/30/1998                                                                  .94         (.69)              -
11/30/1997                                                                  .69         (.80)              -
11/30/1996                                                                  .59         (.82)              -
11/30/1995                                                                 1.53         (.81)              -
 Class 2
06/30/2000                                                                  .38         (.06)              -
12/31/1999                                                                 (.05)        (.17)              -
11/30/1999                                                                  .01         (.65)              -
11/30/1998                                                                  .92         (.67)              -
11/30/1997                                                                  .71         (.37)              -
Cash Management Fund
 Class 1
06/30/2000                                                                 $.31        $(.06)              -
12/31/1999                                                                  .05         (.13)              -
11/30/1999                                                                  .51         (.51)              -
11/30/1998                                                                  .56         (.56)              -
11/30/1997                                                                  .56         (.55)              -
11/30/1996                                                                  .55         (.54)              -
11/30/1995                                                                  .61         (.59)              -
 Class 2
06/30/2000                                                                  .30         (.06)              -
12/31/1999                                                                  .05         (.13)              -
11/30/1999                                                                  .48         (.48)              -
11/30/1998                                                                  .53         (.53)              -
11/30/1997                                                                  .31         (.26)              -



                                                                                Net asset
                                                                  Total         value,
Period                                                            distri-       end of       Total
Ended                                                             butions       period       return

Global Growth Fund (2)
 Class 1
06/30/2000                                                                $(.21)      $21.68             2.14%
12/31/1999                                                                (1.01)       21.42            18.53
11/30/1999                                                                 (.56)       18.99            51.89
11/30/1998                                                                 (.16)       13.02            24.26
11/30/1997                                                                 (.03)       10.62             6.45
 Class 2
06/30/2000                                                                 (.21)       21.65             2.02
12/31/1999                                                                (1.00)       21.41            18.47
11/30/1999                                                                 (.52)       18.98            51.45
11/30/1998                                                                 (.13)       13.02            24.06
11/30/1997                                                                 (.02)       10.61             6.28
Global Small Capitalization Fund (6)
 Class 1
06/30/2000                                                                $(.37)      $17.49             2.47%
12/31/1999                                                                (1.71)       17.37            11.70
11/30/1999                                                                 (.21)       17.16            92.15
11/30/1998                                                                 (.04)        9.11             (8.31)
 Class 2
06/30/2000                                                                 (.36)       17.46             2.35
12/31/1999                                                                (1.70)       17.36            11.69
11/30/1999                                                                 (.19)       17.14            91.86
11/30/1998                                                                 (.03)        9.10            (8.49)
Growth Fund
 Class 1
06/30/2000                                                                $(.49)      $81.16            15.61%
12/31/1999                                                               (11.15)       70.62            14.45
11/30/1999                                                                (8.25)       72.12            52.55
11/30/1998                                                                (6.31)       54.91            25.27
11/30/1997                                                                (3.29)       50.12            24.57
11/30/1996                                                                (3.69)       43.53            14.32
11/30/1995                                                                (1.09)       41.81            35.35
 Class 2
06/30/2000                                                                 (.49)       81.01            15.48
12/31/1999                                                               (11.10)       70.57            14.44
11/30/1999                                                                (8.15)       72.04            52.22
11/30/1998                                                                (6.19)       54.88            24.97
11/30/1997                                                                 (.12)       50.09            23.73
International Fund
 Class 1
06/30/2000                                                                $(.43)      $26.33       (.09)%
12/31/1999                                                                (2.69)       26.74            18.18
11/30/1999                                                                 (.61)       25.08            56.48
11/30/1998                                                                (1.93)       16.57            16.94
11/30/1997                                                                 (.89)       16.07             9.52
11/30/1996                                                                 (.60)       15.53            16.66
11/30/1995                                                                 (.74)       13.89            10.78
 Class 2
06/30/2000                                                                 (.42)       26.30       (.18)
12/31/1999                                                                (2.68)       26.73            18.16
11/30/1999                                                                 (.57)       25.07            56.16
11/30/1998                                                                (1.89)       16.56            16.63
11/30/1997                                                                 (.16)       16.06             2.20
New World Fund (7)
 Class 1
06/30/2000                                                                $(.04)      $11.55           (1.57)%
12/31/1999                                                                 (.05)       11.77            11.88
11/30/1999                                                                 (.02)       10.56             5.87
 Class 2
06/30/2000                                                                 (.04)       11.54             (1.66)
12/31/1999                                                                 (.05)       11.77            11.87
11/30/1999                                                                 (.02)       10.55             5.71
Growth Income Fund
 Class 1
06/30/2000                                                               $(1.11)      $33.41             2.65%
12/31/1999                                                                (6.56)       33.08             3.21
11/30/1999                                                                (6.66)       38.70            12.86
11/30/1998                                                                (4.51)       40.73            14.77
11/30/1997                                                                (3.27)       39.97            22.92
11/30/1996                                                                (2.00)       35.73            21.02
11/30/1995                                                                (1.76)       31.47            33.14
 Class 2
06/30/2000                                                                (1.05)       33.36             2.51
12/31/1999                                                                (6.54)       33.07             3.19
11/30/1999                                                                (6.56)       38.67            12.59
11/30/1998                                                                (4.42)       40.70            14.49
11/30/1997                                                                 (.35)       39.94            18.18
Asset Allocation Fund
 Class 1
06/30/2000                                                                $(.05)      $14.94            (.54)%
12/31/1999                                                                (1.16)       15.07             1.45
11/30/1999                                                                (1.72)       16.03             7.65
11/30/1998                                                                (1.44)       16.57            12.32
11/30/1997                                                                (1.51)       16.16            17.90
11/30/1996                                                                (1.01)       15.18            18.65
11/30/1995                                                                 (.67)       13.77            29.45
 Class 2
06/30/2000                                                                 (.05)       14.92             (.63)
12/31/1999                                                                (1.15)       15.06             1.42
11/30/1999                                                                (1.68)       16.02             7.39
11/30/1998                                                                (1.40)       16.56            12.05
11/30/1997                                                                 (.26)       16.15            13.80
Bond Fund (8)
 Class 1
06/30/2000                                                                $(.07)       $9.84             1.71%
12/31/1999                                                                 (.18)        9.74              .61
11/30/1999                                                                 (.74)        9.86             2.33
11/30/1998                                                                 (.77)       10.37             5.12
11/30/1997                                                                 (.62)       10.62             9.36
11/30/1996                                                                 (.25)       10.31             5.74
 Class 2
06/30/2000                                                                 (.07)        9.83             1.58
12/31/1999                                                                 (.17)        9.74              .59
11/30/1999                                                                 (.71)        9.85             2.07
11/30/1998                                                                 (.75)       10.36             4.85
11/30/1997                                                                 (.31)       10.61             8.09
High-Yield Bond Fund
 Class 1
06/30/2000                                                                $(.11)      $12.64            (.01)%
12/31/1999                                                                 (.29)       12.75             1.83
11/30/1999                                                                (1.50)       12.81             4.22
11/30/1998                                                                (1.41)       13.77             1.44
11/30/1997                                                                (1.27)       14.96            12.45
11/30/1996                                                                (1.30)       14.51            13.75
11/30/1995                                                                (1.32)       13.99            19.81
 Class 2
06/30/2000                                                                 (.11)       12.62             (.18)
12/31/1999                                                                 (.28)       12.75             1.81
11/30/1999                                                                (1.47)       12.80             3.96
11/30/1998                                                                (1.38)       13.76             1.18
11/30/1997                                                                 (.63)       14.95             9.20
U.S. Government/AAA-Rated Securities Fund
 Class 1
06/30/2000                                                                $(.06)      $10.90             3.79%
12/31/1999                                                                 (.18)       10.56             (.41)
11/30/1999                                                                 (.67)       10.78              .24
11/30/1998                                                                 (.69)       11.43             8.72
11/30/1997                                                                 (.80)       11.18             6.49
11/30/1996                                                                 (.82)       11.29             5.49
11/30/1995                                                                 (.81)       11.52            14.73
 Class 2
06/30/2000                                                                 (.06)       10.88             3.58
12/31/1999                                                                 (.17)       10.56             (.43)
11/30/1999                                                                 (.65)       10.78              .08
11/30/1998                                                                 (.67)       11.42             8.46
11/30/1997                                                                 (.37)       11.17             6.65
Cash Management Fund
 Class 1
06/30/2000                                                                $(.06)      $11.30             2.85%
12/31/1999                                                                 (.13)       11.05              .46
11/30/1999                                                                 (.51)       11.13             4.73
11/30/1998                                                                 (.56)       11.13             5.17
11/30/1997                                                                 (.55)       11.13             5.21
11/30/1996                                                                 (.54)       11.12             5.09
11/30/1995                                                                 (.59)       11.11             5.65
 Class 2
06/30/2000                                                                 (.06)       11.28             2.73
12/31/1999                                                                 (.13)       11.04              .43
11/30/1999                                                                 (.48)       11.12             4.47
11/30/1998                                                                 (.53)       11.12             4.92
11/30/1997                                                                 (.26)       11.12             2.87


                                                                                             Ratio
                                                                  Net assets,   Ratio of     of net
                                                                  end of        expenses     income to
Period                                                            period (in    to average   average
Ended                                                             millions)     net assets   net assets

Global Growth Fund (2)
 Class 1
06/30/2000                                                                $ 414     .71% (4)          .85% (4)
12/31/1999                                                                  327           .06               .06
11/30/1999                                                                  272           .72              1.01
11/30/1998                                                                  132           .75              1.14
11/30/1997                                                                   80           .44               .80
 Class 2
06/30/2000                                                                  562      .95 (4)           .60 (4)
12/31/1999                                                                  399           .08               .04
11/30/1999                                                                  316           .96               .77
11/30/1998                                                                  124          1.00               .87
11/30/1997                                                                   46           .57               .56
Global Small Capitalization Fund (6)
 Class 1
06/30/2000                                                                $ 286     .85% (4)          .61% (4)
12/31/1999                                                                  178           .07                -
11/30/1999                                                                  150           .82               .53
11/30/1998                                                                   55           .51               .86
 Class 2
06/30/2000                                                                  210     1.10 (4)           .37 (4)
12/31/1999                                                                  111           .09                -
11/30/1999                                                                   88          1.06               .25
11/30/1998                                                                   17           .64               .63
Growth Fund
 Class 1
06/30/2000                                                              $ 9,076     .38% (4)          .36% (4)
12/31/1999                                                                8,224           .03               .01
11/30/1999                                                                7,270           .39               .19
11/30/1998                                                                5,313           .41               .38
11/30/1997                                                                4,671           .42               .59
11/30/1996                                                                3,860           .44               .61
11/30/1995                                                                3,154           .47               .92
 Class 2
06/30/2000                                                                1,835      .63 (4)           .12 (4)
12/31/1999                                                                1,149           .05                -
11/30/1999                                                                  937           .64                -
11/30/1998                                                                  310           .66               .15
11/30/1997                                                                   75           .37               .08
International Fund
 Class 1
06/30/2000                                                              $ 3,900     .59% (4)          .64% (4)
12/31/1999                                                                4,113           .05               .03
11/30/1999                                                                3,526           .61              1.18
11/30/1998                                                                2,593           .66              1.36
11/30/1997                                                                2,612           .67              1.56
11/30/1996                                                                2,370           .69              1.99
11/30/1995                                                                1,703           .75              2.64
 Class 2
06/30/2000                                                                  555      .84 (4)           .43 (4)
12/31/1999                                                                  391           .07               .01
11/30/1999                                                                  311           .85               .84
11/30/1998                                                                  126           .91              1.03
11/30/1997                                                                   48           .53               .34
New World Fund (7)
 Class 1
06/30/2000                                                                 $ 58     .93% (4)         2.31% (4)
12/31/1999                                                                   45           .08               .18
11/30/1999                                                                   37           .43              1.02
 Class 2
06/30/2000                                                                   83     1.17 (4)          2.02 (4)
12/31/1999                                                                   38           .10               .16
11/30/1999                                                                   28           .57               .95
Growth Income Fund
 Class 1
06/30/2000                                                              $ 6,203     .35% (4)         2.13% (4)
12/31/1999                                                                6,632           .03               .18
11/30/1999                                                                6,537           .35              1.75
11/30/1998                                                                6,704           .36              1.74
11/30/1997                                                                6,430           .38              2.01
11/30/1996                                                                5,249           .41              2.26
11/30/1995                                                                3,953           .44              2.70
 Class 2
06/30/2000                                                                1,538      .60 (4)          1.90 (4)
12/31/1999                                                                1,203           .05               .16
11/30/1999                                                                1,109           .60              1.50
11/30/1998                                                                  564           .61              1.02
11/30/1997                                                                  157           .35               .93
Asset Allocation Fund
 Class 1
06/30/2000                                                              $ 1,215     .45% (4)         3.71% (4)
12/31/1999                                                                1,387           .04               .31
11/30/1999                                                                1,394           .44              3.50
11/30/1998                                                                1,497           .45              3.63
11/30/1997                                                                1,393           .47              3.63
11/30/1996                                                                1,141           .49              3.88
11/30/1995                                                                  870           .52              4.11
 Class 2
06/30/2000                                                                  380      .70 (4)          3.48 (4)
12/31/1999                                                                  341           .06               .29
11/30/1999                                                                  321           .69              3.24
11/30/1998                                                                  173           .70              3.39
11/30/1997                                                                   42           .40              1.81
Bond Fund (8)
 Class 1
06/30/2000                                                                $ 152     .53% (4)         7.68% (4)
12/31/1999                                                                  169           .05               .65
11/30/1999                                                                  173           .53              7.17
11/30/1998                                                                  186           .54              6.89
11/30/1997                                                                  132           .55              6.63
11/30/1996                                                                   77           .52              6.18
 Class 2
06/30/2000                                                                  114      .78 (4)          7.50 (4)
12/31/1999                                                                   85           .07               .63
11/30/1999                                                                   80           .78              6.94
11/30/1998                                                                   45           .78              6.62
11/30/1997                                                                   12           .44              3.50
High-Yield Bond Fund
 Class 1
06/30/2000                                                                $ 505     .52% (4)         9.39% (4)
12/31/1999                                                                  586           .04               .79
11/30/1999                                                                  589           .51              9.13
11/30/1998                                                                  715           .51              8.66
11/30/1997                                                                  765           .51              8.92
11/30/1996                                                                  662           .53              9.27
11/30/1995                                                                  534           .54             10.12
 Class 2
06/30/2000                                                                  108      .77 (4)          9.21 (4)
12/31/1999                                                                   99           .07               .77
11/30/1999                                                                   95           .76              8.86
11/30/1998                                                                   68           .76              8.60
11/30/1997                                                                   21           .43              4.92
U.S. Government/AAA-Rated Securities Fund
 Class 1
06/30/2000                                                                $ 366     .52% (4)         6.35% (4)
12/31/1999                                                                  421           .05               .52
11/30/1999                                                                  431           .52              6.06
11/30/1998                                                                  537           .51              6.11
11/30/1997                                                                  471           .52              6.73
11/30/1996                                                                  512           .53              7.33
11/30/1995                                                                  542           .54              7.37
 Class 2
06/30/2000                                                                   50      .77 (4)          6.10 (4)
12/31/1999                                                                   48           .07               .51
11/30/1999                                                                   47           .77              5.83
11/30/1998                                                                   32           .75              5.68
11/30/1997                                                                    7           .44              3.45
Cash Management Fund
 Class 1
06/30/2000                                                                $ 239     .46% (4)         5.49% (4)
12/31/1999                                                                  317           .04               .45
11/30/1999                                                                  306           .46              4.65
11/30/1998                                                                  250           .46              5.07
11/30/1997                                                                  226           .47              4.99
11/30/1996                                                                  240           .47              4.94
11/30/1995                                                                  193           .49              5.37
 Class 2
06/30/2000                                                                   42      .71 (4)          5.28 (4)
12/31/1999                                                                   48           .06               .42
11/30/1999                                                                   48           .71              4.40
11/30/1998                                                                   34           .70              4.75
11/30/1997                                                                   14           .41              2.80




                                                                  Portfolio
Period                                                            turnover
Ended                                                             rate

Global Growth Fund (2)
 Class 1
06/30/2000                                                           17.42% (%)
12/31/1999                                                                  2.65
11/30/1999                                                                 25.84
11/30/1998                                                                 25.56
11/30/1997                                                                 13.22
 Class 2
06/30/2000                                                            17.42 (5)
12/31/1999                                                                  2.65
11/30/1999                                                                 25.84
11/30/1998                                                                 25.56
11/30/1997                                                                 13.22
Global Small Capitalization Fund (6)
 Class 1
06/30/2000                                                           29.04% (5)
12/31/1999                                                                  6.65
11/30/1999                                                                 80.55
11/30/1998                                                                 28.20
 Class 2
06/30/2000                                                            29.04 (5)
12/31/1999                                                                  6.65
11/30/1999                                                                 80.55
11/30/1998                                                                 28.20
Growth Fund
 Class 1
06/30/2000                                                           19.87% (5)
12/31/1999                                                                  2.55
11/30/1999                                                                 36.81
11/30/1998                                                                 49.91
11/30/1997                                                                 45.14
11/30/1996                                                                 30.88
11/30/1995                                                                 35.47
 Class 2
06/30/2000                                                            19.87 (5)
12/31/1999                                                                  2.55
11/30/1999                                                                 36.81
11/30/1998                                                                 49.91
11/30/1997                                                                 45.14
International Fund
 Class 1
06/30/2000                                                           16.40% (5)
12/31/1999                                                                  1.45
11/30/1999                                                                 41.99
11/30/1998                                                                 34.08
11/30/1997                                                                 50.12
11/30/1996                                                                 32.08
11/30/1995                                                                 24.66
 Class 2
06/30/2000                                                            16.40 (5)
12/31/1999                                                                  1.45
11/30/1999                                                                 41.99
11/30/1998                                                                 34.08
11/30/1997                                                                 50.12
New World Fund (7)
 Class 1
06/30/2000                                                           18.10% (5)
12/31/1999                                                                  2.57
11/30/1999                                                                   .81
 Class 2
06/30/2000                                                            18.10 (5)
12/31/1999                                                                  2.57
11/30/1999                                                                   .81
Growth Income Fund
 Class 1
06/30/2000                                                           23.19% (5)
12/31/1999                                                                  2.69
11/30/1999                                                                 40.63
11/30/1998                                                                 42.72
11/30/1997                                                                 37.55
11/30/1996                                                                 31.27
11/30/1995                                                                 26.91
 Class 2
06/30/2000                                                            23.19 (5)
12/31/1999                                                                  2.69
11/30/1999                                                                 40.63
11/30/1998                                                                 42.72
11/30/1997                                                                 37.55
Asset Allocation Fund
 Class 1
06/30/2000                                                           18.48% (5)
12/31/1999                                                                  1.42
11/30/1999                                                                 36.27
11/30/1998                                                                 27.97
11/30/1997                                                                 34.14
11/30/1996                                                                 50.62
11/30/1995                                                                 39.89
 Class 2
06/30/2000                                                            18.48 (5)
12/31/1999                                                                  1.42
11/30/1999                                                                 36.27
11/30/1998                                                                 27.97
11/30/1997                                                                 34.14
Bond Fund (8)
 Class 1
06/30/2000                                                           33.57% (5)
12/31/1999                                                                  5.48
11/30/1999                                                                 38.22
11/30/1998                                                                 61.54
11/30/1997                                                                 52.93
11/30/1996                                                                 32.83
 Class 2
06/30/2000                                                            33.57 (5)
12/31/1999                                                                  5.48
11/30/1999                                                                 38.22
11/30/1998                                                                 61.54
11/30/1997                                                                 52.93
High-Yield Bond Fund
 Class 1
06/30/2000                                                           21.35% (4)
12/31/1999                                                                  1.36
11/30/1999                                                                 30.72
11/30/1998                                                                 65.80
11/30/1997                                                                 50.22
11/30/1996                                                                 44.81
11/30/1995                                                                 31.73
 Class 2
06/30/2000                                                            21.35 (5)
12/31/1999                                                                  1.36
11/30/1999                                                                 30.72
11/30/1998                                                                 65.80
11/30/1997                                                                 50.22
U.S. Government/AAA-Rated Securities Fund
 Class 1
06/30/2000                                                           28.83% (5)
12/31/1999                                                                  1.86
11/30/1999                                                                 58.30
11/30/1998                                                                 89.25
11/30/1997                                                                 53.80
11/30/1996                                                                 30.45
11/30/1995                                                                 30.11
 Class 2
06/30/2000                                                            28.83 (5)
12/31/1999                                                                  1.86
11/30/1999                                                                 58.30
11/30/1998                                                                 89.25
11/30/1997                                                                 53.80
Cash Management Fund
 Class 1
06/30/2000                                                                     -
12/31/1999                                                                     -
11/30/1999                                                                     -
11/30/1998                                                                     -
11/30/1997                                                                     -
11/30/1996                                                                     -
11/30/1995                                                                     -
 Class 2
06/30/2000                                                                     -
12/31/1999                                                                     -
11/30/1999                                                                     -
11/30/1998                                                                     -
11/30/1997                                                                     -

1 The periods ended 1995 through 1999
represent the fiscal years ended November 30 and the one month ended December 31.
 The periods ended 2000 represent the
six month period ended June 30 (unaudited).
  Class 2 shares were not offered before April 30, 1997. Results for such periods are based on activity during the period and thus are not representative of a full
 year.  Total Returns exclude all sales charges.
2 Commenced operations
 April 30, 1997.
3 Based on Average shares outstanding.
4 Annualized.
5 Represents portfolio turnover rate
 (equivalent for all share classes) for the six months ended June 30, 2000.
6  Commenced operations
 April 30, 1998.
7  Commenced operations
 June 17, 1999.
8  Commenced operations
 January 2, 1996.

See Notes to Financial Statements

Results of Meeting of Shareholders Held June 20, 2000/1/
Class 1 shares outstanding on April 14, 2000           698,967,167
Class 2 shares outstanding on April 14, 2000           171,403,624
Total shares voting on June 20, 2000                   869,365,551 (99.9%)
Proposal 1
Election of Trustees

                                                            Percent of                          Percent of

                                         Votes              Shares            Votes             Shares

Trustee                                  For                Voting For        Withheld          Withheld

Lee A. Ault III                          860,848,744        99.0%             8,516,807         1.0%

H. Frederick Christie                    858,575,110        98.8              10,790,441        1.2

Joe E. Davis                             860,507,400        99.0              8,858,151         1.0

James K. Dunton                          860,941,871        99.0              8,423,680         1.0

Martin Fenton                            859,743,757        98.9              9,621,794         1.1

Leonard R. Fuller                        859,896,234        98.9              9,469,317         1.1

Mary Myers Kauppila                      859,989,940        98.9              9,375,611         1.1

Donald D. O'Neal                         860,801,597        99.0              8,563,954         1.0

Kirk P. Pendleton                        860,145,657        98.9              9,219,894         1.1

James F. Rothenberg                      860,920,859        99.0              8,444,692         1.0


Proposal 2/2/

Approval of the elimination or revision of certain of the series' fundamental investment policies:

 a) revise and reclassify the restriction regarding purchasing securities of other investment companies

 b) revise and reclassify the restriction regarding purchasing restricted securities

 c) eliminate the restriction regarding pledging assets


Proposal 3

Amendment to the Declaration of Trust to change the name of the series to American Funds Insurance Series


Proposal 4

Ratification of accountants

                                         Percent                        Percent                         Percent of
                                         of                             of

                      Votes              Shares        Votes            Shares                          Shares

                      For                Voting        Against          Voting        Abstentions       Abstaining
                                         For                            Against

Proposal 2a           818,266,483        97.0%         11,713,746       1.4%          13,603,900        1.6%

2b                    818,006,596        97.0          11,584,108       1.4           13,993,425        1.6

 2c                   840,677,646        96.7          14,140,132       1.6           14,547,773        1.7

Proposal 3            846,521,579        97.4          8,608,060        1.0           14,235,912        1.6

Proposal 4            857,718,109        98.6          2,356,444        0.3           9,290,998         1.1


/1/Consolidated results; votes were tabulated separately by fund and by class.

/2/Proposals 2a (purchasing securities of other investment companies) and 2b (restricted securities) did not apply to the Cash Management Fund.


[The American Funds Insurance Series(SM)]

American Funds Insurance Series
Board of Trustees

Lee A. Ault III
Los Angeles, California
Chairman of the Board, In-Q-Tel, Inc.;
former Chief Executive Officer, Telecredit, Inc.

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President
and Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

Joe E. Davis
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

James K. Dunton
Los Angeles, California
President and Chief Executive Officer of the series
Senior Vice President and Director,
Capital Research and Management Company

Martin Fenton
San Diego, California
Managing Director, Senior Resource Group, LLC
(development and management of
senior living communities)

Leonard R. Fuller
Marina del Rey, California
President, Fuller Consulting
(financial management consulting firm)

Mary Myers Kauppila
Boston, Massachusetts
Private investor; former owner and President, Energy Investment, Inc.

Donald D. O'Neal
San Francisco, California
Executive Vice President of the series
Vice President, Capital Research and
Management Company

Kirk P. Pendleton
Huntingdon Valley, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc. (venture capital investment)

James F. Rothenberg
Los Angeles, California
Chairman of the Board of the series
President and Director,
Capital Research and Management Company

Other Officers

Michael J. Downer
Los Angeles, California
Senior Vice President of the series
Senior Vice President - Fund Business
Management Group, Capital Research and
Management Company

Abner D. Goldstine
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

Alan N. Berro
Los Angeles, California
Vice President of the series
Senior Vice President, Capital Research Company

Claudia P. Huntington
Los Angeles, California
Vice President of the series
Senior Vice President, Capital Research and
Management Company

Robert W. Lovelace
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

John H. Smet
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

Susan M. Tolson
Los Angeles, California
Vice President of the series
Senior Vice President, Capital Research Company

Chad L. Norton
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

Robert P. Simmer
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

Sheryl F. Johnson
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

David A. Pritchett
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

Offices of the series and of
the investment adviser,
Capital Research and
Management Company

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Custodians of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Independent accountants
PricewaterhouseCoopers LLP
400 South Hope Street
Los Angeles, California 90071-2889

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2000, this report must be accompanied by the Hartford Leaders Quarterly Portfolio Information for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA  RCG/L/4683
(c)2000 American Funds Distributors, Inc.
Lit. No. VIH-013-0800